As filed with the Securities and Exchange Commission on December 29, 1998


                        1933 Act Registration No. 33-68704
                        1949 Act Registration No. 811-8006


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      Form N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / /

                         Pre-Effective Amendment No. __                    / /

                        Post-Effective Amendment No. 20                    /x/

                                        and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
             OF 1940                                                       / /


                                Amendment No. 22                           /x/


                           (Check appropriate box or boxes)

                           MORGAN GRENFELL INVESTMENT TRUST
                  (Exact name of registrant as specified in Charter)
                                   885 Third Avenue
                               New York, New York 10022
                       (Address of Principal Executive Offices)

                            REGISTRANT'S TELEPHONE NUMBER.
                          including Area Code: 212-230-2600


                                                  Copy to:

James E. Minnick                                  Ernest V. Klein, Esq.
Morgan Grenfell Inc.                              Hale and Dorr
885 Third Avenue                                  Sixty State Street
New York, New York 10022                          Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X  March 1, 1999 pursuant to paragraph (a)     of Rule 485
--

Title of Securities Being Registered: Shares of Beneficial Interest.

                                                             MORGAN GRENFELL
                                                            INVESTMENT TRUST


Prospectus March 1, 1999


                                     [MAP]


                                                   International Mutual Funds
                                                   Institutional Shares


The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                                 MORGAN GRENFELL
                                                                INVESTMENT TRUST
                                                            INSTITUTIONAL SHARES

  CONTENTS

    ----------------------------------------------------------------------------

                                                           INVESTING IN MORGAN GRENFELL INTERNATIONAL
                                                                          MUTUAL FUNDS

                                                    FUND DESCRIPTIONS
                                                    INTERNATIONAL EQUITY FUNDS
                                                      International Equity........................          2
                                                      Global Equity...............................          4
                                                      European Equity Growth......................          6
                                                      New Asia....................................          8
                                                      International Small Cap Equity..............         10
                                                      Japanese Small Cap Equity...................         12
                                                      European Small Cap Equity...................         14
                                                      Emerging Markets Equity.....................         16
A FUND BY FUND LOOK AT INVESTMENT OBJECTIVES AND
STRATEGIES, RISKS AND EXPENSES.
                                                    INTERNATIONAL FIXED INCOME FUNDS
                                                      Core Global Fixed Income....................         18
                                                      Global Fixed Income.........................         20
                                                      International Fixed Income..................         22
                                                      Emerging Markets Debt.......................         24
                                                      Emerging Local Currency Debt................         26

                                                    MORE ABOUT RISK...............................         28

AN OVERVIEW OF SECURITIES THAT MAY BE PURCHASED
AND INVESTMENT TECHNIQUES THAT MAY BE USED BY THE
FUNDS AND THEIR RISKS.                              INVESTMENT ADVISER
                                                      Portfolio Management........................         30

                                                    MANAGING YOUR INVESTMENT
                                                    BUYING AND SELLING SHARES
                                                      Through a Plan..............................         31
                                                      Through a Broker............................         31
                                                      Directly....................................         31
                                                      How Shares are Priced.......................         32
                                                      Payment of Redemption Proceeds..............         32
                                                    HOLDING SHARES
                                                      Exchanging..................................         33
                                                      Dividends and Distributions.................         33
                                                      Tax Considerations..........................         33
                                                    FINANCIAL HIGHLIGHTS..........................         34
POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING
AND CLOSING AN ACCOUNT IN ANY FUND.

--------------------------------------------------------------------------------

                                      Prospectus - International Mutual Funds

          WITH MORE THAN $150 BILLION IN ASSETS UNDER MANAGEMENT, INCLUDING $29 BILLION MANAGED FOR NORTH AMERICAN CLIENTS, MORGAN GRENFELL ASSET MANAGEMENT IS ONE OF THE WORLD'S FOREMOST INVESTMENT MANAGEMENT ORGANIZATIONS. WE COVER ALL MAJOR INVESTMENT REGIONS, LEVERAGING THE EXPERTISE OF 250 PORTFOLIO MANAGERS AND ANALYSTS ACROSS THE GLOBE.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS:

-  those who are pursuing a long-term goal
-  those who are seeking an investment with the potential to outpace inflation
- those who are seeking to diversify their portfolio through international investing

WHO MAY NOT WANT TO INVEST IN THE EQUITY FUNDS:

- those who are pursuing a short-term goal or are investing their emergency funds
-  those who require regular income or stability of principal
- those who do not feel comfortable with the higher price volatility and currency fluctuations associated with investments in international securities

WHO MAY WANT TO INVEST IN THE FIXED INCOME FUNDS:

-  those who are investing for income
-  those who want higher potential returns than a money market fund
- those who are seeking to diversify their personal investment portfolio through international investing

WHO MAY NOT WANT TO INVEST IN THE FIXED INCOME FUNDS:

-  those who are investing their sole source of investment income
-  those who are making short-term investments
- those who do not feel comfortable with the higher price volatility and currency fluctuations associated with investments in international securities

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

                                    1  Prospectus - International Mutual Funds

Fund Descriptions

INTERNATIONAL EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of foreign issuers.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process to add value at the regional level.

The portfolio will consist of a focused list of 30 to 40 international stocks offering the greatest upside potential on a 12 month view. The fund seeks companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of foreign companies. Up to 35% of the fund's total assets may include cash, short-term securities and stocks of U.S. companies. The fund may invest more than 25% of its assets in securities of companies located in each of Japan and the United Kingdom.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. The fund typically invests in between 30 to 40 companies. Thus, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in Japan and the United Kingdom, it could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                    2  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the Morgan Stanley EAFE Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199


       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                    3  Prospectus - International Mutual Funds

Fund Descriptions

GLOBAL EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of companies located throughout the world.

The portfolio management team will generally use a "bottom-up" approach to picking stocks. This approach will focus on individual stock selection rather than country selection. The team will use an active process which will emphasize fundamental company research through financial analysis and company visits. The team will also use a risk-controlled asset allocation process to add value at the regional level.

The team will seek companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of companies located throughout the world. Up to 35% of the fund's total assets may include cash and short-term securities. The fund may invest more than 25% of its assets in securities of companies located in each of Japan, the United States and the United Kingdom.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in Japan, the United States and the United Kingdom, it could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                    4  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                    5  Prospectus - International Mutual Funds

Fund Descriptions

EUROPEAN EQUITY GROWTH FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of companies located in Europe.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process to add value at the regional level.

The team seeks companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its assets in the equity securities of European companies. Up to 35% of the fund's total assets may include cash, short-term securities and securities of non-European issuers (including the U.S.). The fund may invest more than 25% of its assets in securities denominated in the euro, as well as in the United Kingdom.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may concentrate its investments in euro denominated issues, as well as in the United Kingdom, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                    6  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the MSCI European Region Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                    7  Prospectus - International Mutual Funds

Fund Descriptions

NEW ASIA FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in the equity securities of companies located in the Pacific Basin, excluding Japan.

The portfolio management team will generally use a "bottom-up" approach to picking stocks. This approach will focus on individual stock selection rather than country selection. The team will use an active process which emphasizes fundamental company research through financial analysis and company visits. The team will also use a risk-controlled asset allocation process to add value at the regional level.

The team will seek companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of companies located in the Asian Pacific Basin, excluding Japan. While the fund will own mostly foreign securities, it may also hold cash, short-term securities and stocks of companies located outside the Pacific Basin (including the U.S. and Japan). The fund may invest more than 25% of its assets in securities of companies located in Hong Kong.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund focuses its invest investments in the Pacific Basin, and Hong Kong in particular, it could be particularly susceptible to the effects of political and economic developments in the Pacific Basin, especially Hong Kong.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                    8  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees....................................      x.xx%
Distribution (12b-1) and/or Service Fees.........       None
Other Expenses...................................      x.xx%
Reimbursements...................................
Total Annual Fund Operating Expenses.............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                    9  Prospectus - International Mutual Funds

Fund Descriptions

INTERNATIONAL SMALL CAP EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of small capitalization companies located in countries other than the United States.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process to add value at the regional level.

The team seeks companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of small capitalization companies located in countries other than the United States. Small capitalization companies are ranked in the bottom 25% of companies in terms of market capitalization. The fund will focus on companies located in countries which make up the NatWest Euro Pacific Index. The fund, however, may invest in stocks that are not constituents of the index. Up to 35% of the fund's total assets may include cash, short-term securities and equity securities of large and medium capitalization companies located outside the U.S. and companies of any size located in the U.S. The fund may invest more than 25% of its assets in securities of companies located in each of Japan and the United Kingdom.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF SMALL CAP INVESTING. Small capitalization companies generally have less potential for growth, a lower degree of liquidity in the market and a greater sensitivity to changing economic conditions in their geographic regions than larger capitalization companies.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in Japan and the United Kingdom, it could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   10  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the NatWest Euro Pacific Small Cap Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       None
Other Expenses........................      x.xx%
Total Annual Fund Operating
Expenses..............................      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       None
Other Expenses..................................      x.xx%
Reimbursements..................................
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   11  Prospectus - International Mutual Funds

Fund Descriptions

JAPANESE SMALL CAP EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of small capitalization companies located in Japan.

The portfolio management team will generally use a "bottom-up" approach to picking stocks. This approach will focus on individual stock selection rather than country selection. The team will use an active process which emphasizes fundamental company research through financial analysis and company visits. The team will also use a risk-controlled asset allocation process to add value at the regional level.

The team will seek companies with above average earnings growth, below average price-to-earnings ratios, a leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of small capitalization companies located in Japan. Small capitalization companies are ranked in the bottom 20% of companies in terms of market capitalization. Up to 35% of the fund's total assets may include cash, short-term securities and equity securities of large and medium capitalization companies located in Japan, and companies of any size located outside of Japan.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund focuses its invest investments in Japan, it could be particularly susceptible to the effects of political and economic developments within Japan.

RISKS OF SMALL CAP INVESTING. Small capitalization companies generally have less potential for growth, a lower degree of liquidity in the market and a greater sensitivity to changing economic conditions in their geographic regions than larger capitalization companies.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   12  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       None
Other Expenses........................      x.xx%
Total Annual Fund Operating
Expenses..............................      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       None
Other Expenses..................................      x.xx%
Reimbursements..................................
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   13  Prospectus - International Mutual Funds

Fund Descriptions

EUROPEAN SMALL CAP EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of small capitalization companies located in Europe.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process to add value at the regional level.

The team seeks companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of small capitalization companies located in Europe. Small capitalization companies are ranked in the bottom 25% of companies in terms of market capitalization. Up to 35% of the fund's total assets may be invested in cash, short-term securities, and equity securities of medium and large capitalization companies located in Europe and companies of any size located outside of Europe (including the U.S.). The fund may invest more than 25% of its assets in securities denominated in the euro, as well as in the United Kingdom.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF SMALL CAP INVESTING. Small capitalization companies generally have less potential for growth, a lower degree of liquidity in the market and a greater sensitivity to changing economic conditions in their geographic regions than larger capitalization companies.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in euro denominated issues, as well as in the United Kingdom, it could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   14  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the NatWest Euro Small Cap Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   15  Prospectus - International Mutual Funds

Fund Descriptions

EMERGING MARKETS EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of companies located in emerging securities markets.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process attempts also to add value at the regional level.

The fund focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of growth-oriented companies located in emerging securities markets. Up to 35% of the fund's total assets may include cash, short-term securities and equity securities traded in developed markets (including the U.S.). The fund may invest more than 25% of its assets in securities of Mexican and Brazilian companies.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in Brazil and Mexico, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

RISKS OF EMERGING SECURITIES MARKETS. Emerging markets generally have economic structures that are less mature, they have less stable political systems and may have rapidly changing interest rates. Regulators in emerging markets are more likely to impose capital controls than is the case in developed markets. These markets are highly volatile and subject to change with political or economic developments.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

 DUE TO THE SIGNIFICANT RISKS INVOLVED IN INVESTING IN EMERGING MARKETS, THIS FUND IS DESIGNED FOR AGGRESSIVE INVESTORS.

--------------------------------------------------------------------------------

                                   16  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the MSCI Emerging Markets Free Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   17  Prospectus - International Mutual Funds

Fund Descriptions

CORE GLOBAL FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return, emphasizing current income and, to a lesser extent, opportunities for growth of capital consistent with reasonable investment risk. To pursue this objective, the fund invests in investment grade fixed income securities of issuers throughout the world.

In managing the fund, the portfolio management team uses a "top-down" approach. This approach focuses on country selection and currency management rather than individual security selection. The team considers macro-economic factors such as inflation, interest rates, monetary and fiscal policies, taxation and political climate.

The currency portion of the fund's position in fixed income securities is generally designed to enhance returns during periods of relative U.S. dollar weakness and to protect returns during periods of relative U.S. dollar strength. The team may take a position in a country's currency, without owning securities within the market.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the fixed income securities of issuers located throughout the world. The fund invests in investment grade instruments or in unrated securities considered equivalent in rating by the adviser. Up to 35% of the fund's total assets may be invested in domestic and foreign cash equivalents. The fund may invest more than 25% of its total assets in securities denominated in the euro, as well as in Japan, the United States, and the United Kingdom.

The fund uses forward contracts and currency options to control volatility and achieve desired currency weightings in a cost-effective manner.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE AND PREPAYMENT RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the Fund may focus its investments in euro denominated issues, as well as in Japan, the United States and the United Kingdom, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   18  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   19  Prospectus - International Mutual Funds

Fund Descriptions

GLOBAL FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return, with an emphasis on current income and, to a lesser extent, opportunities for capital growth consistent with reasonable investment risk. To pursue this objective, the fund invests primarily in investment grade fixed income securities of issuers throughout the world.

In managing the fund, the portfolio management team uses a "top-down" approach. This approach focuses on country selection and currency management rather than individual security selection. The team considers macro-economic factors such as inflation, interest rates, monetary and fiscal policies, taxation and political climate.

The currency portion of the fund's position in fixed income securities is generally designed to enhance returns during periods of relative U.S. dollar weakness and to protect returns during periods of relative U.S. dollar strength. The team may take a position in a country's currency, without owning securities within that market.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the fixed income securities of issuers located throughout the world. The fund invests primarily in investment grade instruments or in unrated securities that are considered equivalent in rating by the investment adviser. Up to 35% of the fund's total assets may be invested in domestic and foreign cash equivalents. The fund may invest more than 25% of its total assets in securities denominated in the euro, as well as in Japan, the United States, and the United Kingdom. The fund may invest up to 15% of its total assets in securities rated below investment grade, including the securities of issuers in emerging markets.

The fund uses forward contracts and currency options to control volatility and achieve desired currency weightings in a cost-effective manner.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE, PREPAYMENT, AND EXTENSION RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily in mortgage-related securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Securities with low credit quality involve greater price volatility and risk of loss of principal and income and are highly speculative in nature.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the Fund may focus its investments in euro denominated issues, as well as in Japan, the United States, and the United Kingdom, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   20  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the Salomon WGBI Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   21  Prospectus - International Mutual Funds

Fund Descriptions

INTERNATIONAL FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return, with an emphasis on current income and, to a lesser extent, opportunities for capital growth consistent with reasonable investment risk. To pursue this objective, the fund invests in investment grade fixed income securities of issuers in countries other than the United States.

In managing the fund, the portfolio management team uses a "top-down" approach. This approach focuses on country selection and currency management rather than individual security selection. The team considers macro-economic factors such as inflation, interest rates, monetary and fiscal policies, taxation and political climate.

The currency portion of the fund's position in fixed income securities is generally designed to enhance returns during periods of relative U.S. dollar weakness and to protect returns during periods of relative U.S. dollar strength. The team may take a position in a country's currency, without owning securities within that market.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the fixed income securities of foreign issuers. The fund invests in investment grade debt or in unrated securities that are considered equivalent in rating by the adviser. Up to 35% of the fund's total assets may be invested in domestic and foreign cash equivalents and in U.S. fixed income securities. The fund may invest more than 25% of its total assets in securities denominated in the euro, as well as in Japan and the United Kingdom.

The fund uses forward contracts and currency options to control volatility and achieve desired currency weightings in a cost-effective manner.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE AND PREPAYMENT RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the Fund may focus its investments in euro denominated issues, as well as in Japan and the United Kingdom, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   22  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the Salomon WGBI Non-US Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   23  Prospectus - International Mutual Funds

Fund Descriptions

EMERGING MARKETS DEBT FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return. To pursue this objective, the fund invests primarily in fixed income securities of issuers in countries with new or emerging securities markets.

In managing the fund, the portfolio management team uses a "top-down" approach. This approach focuses on country selection, but security selection is an important source of value.

Countries are selected according to macro-economic factors such as inflation, interest rates, monetary and fiscal policies and the political climate. Short term factors such as market sentiment, capital flows and new issue programs are also evaluated.

PRINCIPAL HOLDINGS

Under normal circumstances, the fund invests at least 65% of its total assets in the fixed income securities of issuers located in countries with new or emerging securities markets. These include performing and non-performing loans, Eurobonds, Brady Bonds (dollar denominated securities used to refinance foreign government bank loans) and other fixed income securities of foreign governments and their agencies as well as some corporate debt instruments. Up to 35% of the fund's total assets may be invested in U.S. fixed income securities. The fund may invest more than 25% of its total assets in Argentina, Brazil and Mexico.

Fixed income securities in which the fund may invest may be of any credit quality, including securities not paying interest currently, zero coupon bonds, pay-in-kind securities and securities in default. The loans and debt instruments in which the fund may invest may be denominated in a major currency or in a local currency.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE AND PREPAYMENT RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Securities with low credit quality involve greater price volatility and risk of loss of principal and income and are highly speculative in nature.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Focusing the fund's investments in Argentina, Brazil and Mexico will cause the fund to be particularly susceptible to the effects of political and economic developments in these regions.

RISKS OF EMERGING SECURITIES MARKETS. Emerging markets generally have economic structures that are less mature, they have less stable political systems and may have rapidly changing interest rates. Regulators in emerging markets are more likely to impose capital controls than is the case in developed markets. These markets are highly volatile and subject to change with political or economic developments.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

 DUE TO THE SIGNIFICANT RISKS INVOLVED, THIS FUND IS DESIGNED FOR AGGRESSIVE INVESTORS.
---------------------------------------------------

--------------------------------------------------------------------------------

                                   24  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the JP Morgan EMBI+ Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       None
Other Expenses........................      x.xx%
Total Annual Fund Operating
Expenses..............................      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       None
Other Expenses..................................      x.xx%
Reimbursements..................................
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   25  Prospectus - International Mutual Funds

Fund Descriptions

EMERGING LOCAL CURRENCY DEBT FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return. To pursue this objective, the fund invests primarily in fixed income securities denominated in currencies of emerging markets countries.

When managing the fund, the portfolio management team will use a "top-down" approach. This approach will focus on country selection and currency management rather than individual security selection. The team will consider macro-economic factors such as inflation, interest rates, monetary and fiscal policies, taxation and the political climate.

In making investments for the fund, the portfolio management team will give primary emphasis to the attractiveness of the local currencies in which investments are denominated. The fund will generally not attempt to hedge foreign currency exchange rate risks.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in debt instruments denominated in currencies of issuers located in emerging markets countries. Fixed income securities in which the fund invests may be of any credit quality, including securities not paying interest currently, zero coupon bonds, pay-in-kind securities and securities in default. Up to 35% of the fund's total assets may be invested in short-term debt instruments denominated in U.S. dollars. The fund may invest more than 25% of its total assets in Mexico.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE AND PREPAYMENT RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Securities with low credit quality involve greater price volatility and risk of loss of principal and income and are highly speculative in nature.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Focusing the fund's investments in Mexico will cause the fund to be particularly susceptible to the effects of political and economic developments in Mexico.

RISKS OF EMERGING SECURITIES MARKETS. Emerging markets generally have economic structures that are less mature, they have less stable political systems and may have rapidly changing interest rates. Regulators in emerging markets are more likely to impose capital controls than is the case in developed markets. These markets are highly volatile and subject to change with political or economic developments.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

Because the fund generally does not hedge foreign currency exchange rate risk, the fund's return may be more dependent on the portfolio management team's judgment as to the relative attractiveness of the local currencies in which the fund's investments are denominated.

 DUE TO THE SIGNIFICANT RISKS INVOLVED, THIS FUND IS DESIGNED FOR AGGRESSIVE INVESTORS.
---------------------------------------------------

--------------------------------------------------------------------------------

                                   26  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   27  Prospectus - International Mutual Funds

MORE ABOUT RISK
----------------------------------------

When you invest in mutual funds you are taking the risk that your investment will lose money or not earn as much as you expect. Past returns are not an indication of future performance and there is no guarantee that the fund will meet its investment objective.

The Board of Trustees may change each fund's investment objective without obtaining the approval of the shareholders.

ACTIVE MANAGEMENT
The funds' investment advisers actively seek stocks in which to invest, rather than investing in a predetermined basket of stocks such as an index. A fund may underperform relative to its stated benchmark, due to the investment adviser's securities choices and choices in asset allocation.

CURRENCY EXCHANGE RATES
Currency exchange rates are the rate at which a foreign currency is converted to the U.S. dollar. Currency exchange rate movements could reduce gains or create losses for a fund.

CROSS-HEDGING
The funds may engage in the practice of selling a currency forward into a different foreign currency. This is done to diversify a fund's total currency exposure or gain exposure to a foreign currency that is expected to appreciate. The anticipated correlation between the securities may disappear over time.

DEFENSIVE INVESTING
Each fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a fund takes a temporary defensive position, it may be unable to achieve its investment objective.

DEPOSITORY RECEIPTS
The funds may invest in American, European or Global Depository Receipts (ADRs, EDRs, and GDRs respectively) are stocks traded on exchanges outside the company's domicile. They are typically issued by banks or trust companies. A depository receipt may be denominated in a currency different from the currency in which the underlying foreign security is denominated.

DERIVATIVES
Each fund may use derivatives. Derivatives are financial instruments whose value derives from another security or an index. Futures, options and foreign currency forward contracts are types of derivatives. Derivatives used for hedging may not fully offset the underlying positions. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. Derivatives that involve leverage may magnify losses. In addition, there is a risk that a counterparty will fail to honor a contract's terms resulting in a loss for the fund.

EMERGING MARKETS SECURITIES
The funds may invest in emerging markets securities. Developing markets have economic structures that are less mature, have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates. Emerging markets may lack the social, political and economic stability characteristics of more developed countries. Investments generally tend to be more illiquid (more difficult to trade) and more volatile than those of other foreign investments.

EQUITY AND EQUITY RELATED SECURITIES
The funds may invest in common stock, preferred stock, warrants, purchased call options and other rights to acquire stock. The market value of an equity security will increase or decrease depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

EURO DENOMINATED SECURITIES
On January 1, 1999, the currencies of the following countries will convert into one common currency: Austria, Belgium, Finland, France, Germany, Ireland, Luxembourg, Italy, the Netherlands, Portugal, and Spain. There is a risk that the conversion may not go as anticipated and that a fund may be affected by pricing errors and adverse tax consequences.

FIXED INCOME SECURITIES (BONDS)
The funds may invest in government securities, corporate fixed income securities and obligations to repay borrowed money within a certain time with or without interest. The value of a fund's bonds could rise in value when interest rates fall and decline when interest rates rise. The longer a bond's duration and the lower its credit quality, the more its value typically falls. A less significant risk is default by the bond issuer on principal or interest payments. A security's credit rating may be downgraded at any time.

--------------------------------------------------------------------------------

                                   28  Prospectus - International Mutual Funds

--------------------------------------------------------------------------------

FOREIGN SECURITIES
The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend or interest payments or capital gains, and prohibit transactions in the country's currency. Foreign companies may not be subject to the same accounting, auditing and financial reporting standards and requirements as U.S. companies. Foreign brokerage commissions and custodian fees are generally higher than those in the United States. In many foreign countries, securities markets are less liquid, more volatile, and subject to less government regulation than U.S. securities markets.

FOREIGN CURRENCY FORWARD CONTRACTS
A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price. See "Derivatives."

FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date or to make or receive a cash payment based on the value of a securities index. See "Derivatives."

HEDGING
Hedging involves the attempt to offset a potential loss in one position by establishing an interest in an opposite position. See "Derivatives."

ILLIQUID SECURITIES
The funds may invest in securities that cannot be sold quickly at a reasonable price, or that cannot be sold on the open market. These include restricted securities and private placements. A fund could have difficulty valuing these holdings. A fund could be unable to sell these holdings at the time or price it desires. Securities that were liquid when purchased may become illiquid in down markets.

LENDING SECURITIES
Each fund may lend its securities to brokers-dealers for the purpose of receiving income. There is a potential for default from the borrower.

OPTIONS CONTRACTS
An option is the right to buy or sell securities that is granted in exchange for an agreed upon sum. See "Derivatives."

PORTFOLIO TURNOVER
Each fund's management approach, which may include short-term trading, could cause the fund's portfolio turnover rate to be above average for a stock fund. High turnover will increase the fund's transaction costs and may result in net gains which, when distributed, could increase your tax liability.

REPURCHASE AGREEMENTS
The funds may buy a security from a bank or a dealer who must buy it back at a fixed price on a specific day. If the seller is unable to honor its commitment to repurchase the securities, a fund could lose money.

SHORT-TERM TRADING
The funds may sell a security shortly after buying it. Increased trading could raise the fund's brokerage and related costs. Increased short-term capital gains distributions would raise shareholders' income tax.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
The funds may purchase or sell of a security at a future date for a predetermined price. The market value of the securities may change before delivery.

YEAR 2000 PROBLEM
Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. The investment adviser is taking steps designed to address the Year 2000 problem and to obtain reasonable assurances that comparable steps are being taken by the funds' other major service providers. Although there can be no assurance that these systems will be properly adapted in time for the Year 2000, the adviser expects that they will be.

ZERO COUPON SECURITIES, PAY-IN-KIND SECURITIES, DISCOUNT OBLIGATIONS, MORTGAGE AND ASSET-BACKED SECURITIES, CONVERTIBLE SECURITIES AND HIGH YIELD SECURITIES The fund may invest in obligations to repay borrowed money within a certain time with or without interest. Debt securities are affected by changes in interest rates. In general, when interest rates go up, the value of a debt security decreases; when interest rates go down, the value of a debt security increases. There is the risk that the borrower will not be able to fulfill its obligation resulting in a loss, or a lower price than anticipated.

--------------------------------------------------------------------------------

                                   29  Prospectus - International Mutual Funds

INVESTMENT ADVISER
----------------------------------------

The day-to-day operations of the funds, including investment decisions, have been delegated to the adviser, Morgan Grenfell Investment Services (MGIS or the adviser). MGIS is located at 20 Finsbury Circus, London, England. MGIS provides a full range of international investment advisory services to institutional clients, and as of October 31, 1998, managed approximately $12.1 billion in assets. The adviser is responsible for making specific decisions to buy and sell portfolio securities for the funds. The adviser is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

As previously mentioned, the adviser has voluntarily agreed to reduce its advisory fee and to make arrangements to limit certain other expenses of each fund in order to limit the fund's operating expenses. For the fiscal period ended October 31, 1998, the funds paid the following investment adviser fees:

Morgan Grenfell Emerging Markets Equity Fund
Morgan Grenfell European Equity Growth Fund
Morgan Grenfell European Small Cap Equity Fund
Morgan Grenfell International Equity Fund
Morgan Grenfell International Small Cap Equity Fund
Morgan Grenfell Emerging Markets Debt Fund
Morgan Grenfell Global Fixed Income Fund
Morgan Grenfell International Fixed Income Fund
Morgan Grenfell Core Global Fixed Income Fund

MGIS is a subsidiary of Morgan Grenfell Asset Management, Ltd. (MGAM), which is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

PORTFOLIO MANAGEMENT

A committee made up of investment professionals and analysts employed by the adviser makes all of the funds' investment decisions.

--------------------------------------------------------------------------------

                                   30  Prospectus - International Mutual Funds

Managing Your Investment

BUYING AND SELLING SHARES
----------------------------------------

BUYING AND SELLING SHARES THROUGH A PLAN

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

BUYING AND SELLING SHARES THROUGH A BROKER

Each fund has authorized brokers to accept purchase and redemption orders on behalf of the fund. If you invest through a broker, you may be subject to minimums established by the broker. Also, you may be subject to transaction fees for buying or selling shares. When you buy or sell shares through a broker, it is the responsibility of the broker to forward the request to us. If we do not receive the request in a timely manner, you may not receive that day's NAV. Your financial professional will be able to assist you in establishing your fund account, buying and selling shares, and monitoring your investment.

To open an account without the help of a financial professional, please use the instructions on these pages.

BUYING AND SELLING SHARES DIRECTLY

SALES CHARGE. There is no sales charge for buying institutional shares of the funds listed in this prospectus.

MINIMUM INITIAL INVESTMENT. The minimum initial investment is $250,000. We reserve the right to vary the initial investment amount at any time. We also reserve the right to waive the minimum initial investment amount at any time.

MINIMUM ADDITIONAL INVESTMENT. There is no minimum additional investment amount. We reserve the right to establish minimums for additional investments at any time.

Buying Shares for the First Time

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

BY MAIL. Complete the enclosed account application and mail it with a check to Morgan Grenfell Investment Trust.
BY WIRE. You must have an account with a commercial bank that is a member of the Federal Reserve System. We do not charge a wire fee, but your bank might.
- First, telephone 1-800-407-7301 to be assigned an account number.
- Even if you are purchasing shares by wire, you must promptly complete the account application accompanying this prospectus and send it to Morgan Grenfell Investment Trust.
- Specify your name, account number, taxpayer identification or social security number and address in the wire. Have the wire sent to:
      United Missouri Bank, N.A.
      ABA No. 10-10-00695
      For: Account Number 98-7052-395-7
      Further Credit: [appropriate fund name]

Buying Additional Shares

BY MAIL. Send a check along with either an order form or a letter stating the amount of investment to be made, the name of the fund you want to invest in, and your account number to Morgan Grenfell Investment Trust.

BY WIRE. We do not charge a wire fee, but your bank might. Specify your name, account number, taxpayer identification or social security number and address in the wire. Have the wire sent to:
       United Missouri Bank, N.A.
       ABA No. 10-10-00695
       For: Account Number 98-7052-395-7
       Further Credit: [appropriate fund name]

Selling Shares

BY MAIL. Specify the number of institutional shares you wish to sell, the name of the fund from which institutional shares are being redeemed, your account number, payment instructions, and the exact registration on the account. Send the information to Morgan Grenfell Investment Trust. Make sure you sign your letter. Additional information, such as a signature guarantee, may be required.

BY PHONE. If you have selected the optional telephone redemption privilege on your account application, you may redeem institutional shares of any fund, without charge, by calling 1-800-407-7301. Requests must be made before 4:00 p.m. Eastern Standard Time. After your request has been

      ALL CORRESPONDENCE SHOULD BE SENT TO:
BY REGULAR MAIL           BY OVERNIGHT MAIL
Morgan Grenfell           Morgan Grenfell
Investment Trust          Investment Trust
P.O. Box 419165           c/o DST Systems, Inc.
Kansas City, MO           CT-8 Tower
64141-6165                330 West 9th Street
                          Kansas City, MO 64105

--------------------------------------------------------------------------------

                                   31  Prospectus - International Mutual Funds

Managing Your Investment

--------------------------------------------------------------------------------
verified, a check for the net amount will be mailed to the registered owner(s) at the address of record. It may be difficult to implement telephone redemptions in times of dramatic economic or market changes.

You may be asked to provide certain information that is unique to your account, in order for us to verify the authenticity of your phone call.

HOW SHARES ARE PRICED
The price you pay when you buy, or receive when you sell, is based upon the net asset value (NAV) of your fund. The NAV is calculated by dividing the net assets (total assets minus liabilities) of each fund class by the number of shares of that class outstanding. The NAV is calculated at the close of regular trading every day the New York Stock Exchange (NYSE) is open for business (generally 4:00 p.m., Eastern time). If the NYSE closes early, the fund will accelerate the calculation of NAV and transaction deadlines to the actual closing time. Shares will not be priced on holidays or other days on which the NYSE is closed for trading.

The fund uses a forward pricing procedure. Therefore, the price at which you buy or sell shares is based on the next calculation of the NAV after the order is received.

Certain shares held by the funds are listed on foreign exchanges and trade at times and on days when the New York Stock Exchange is closed. As a result, the net asset value of each class of each fund may be significantly affected by such trading and at times and on days when you have no ability to redeem shares of the fund.

If the adviser believes that an asset's market value does not reflect its fair value, then the Board of Trustees, in good faith, will determine fair market value.

PAYMENT OF REDEMPTION PROCEEDS
BY MAIL. When you sell shares, the proceeds will be wired to the bank account you designated on the account application, unless payment by check has been requested. Normally, redemption proceeds will be wired no more than seven days after the transfer agent receives the appropriate redemption request documents, including any additional documentation we may ask for, to verify the authenticity of your request. Frequently, the proceeds will be wired on the next Business Day after receipt of such documents.

BY WIRE. You may receive your redemption proceeds by Federal Reserve wire or Automated Clearing House (ACH) wire. Redemption requests by federal wire cannot be made on federal holidays. Transactions made by ACH will not be posted to a shareholder's bank account until the second business day following the transaction. We do not charge a wire fee, but your bank might.

If you wish to change the bank designated to receive redemption proceeds, you or an authorized representative must send a signed written request to the transfer agent. The signature must be guaranteed by a bank, a member of a national stock exchange, or another eligible institution. The transfer agent may require additional documentation in connection with your request. Please contact the transfer agent for more information.

The payment of redemption proceeds for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

You may redeem shares in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period. Redemptions in excess of this limitation may be made in-kind. Please see the SAI for more information.

      ALL CORRESPONDENCE SHOULD BE SENT TO:
BY REGULAR MAIL           BY OVERNIGHT MAIL
Morgan Grenfell           Morgan Grenfell
Investment Trust          Investment Trust
P.O. Box 419165           c/o DST Systems, Inc.
Kansas City, MO           CT-8 Tower
64141-6165                330 West 9th Street
                          Kansas City, MO 64105

--------------------------------------------------------------------------------

                                   32  Prospectus - International Mutual Funds

Managing Your Investment

HOLDING SHARES
----------------------------------------

EXCHANGING SHARES
Institutional shares of one fund can be exchanged for institutional shares of any other Morgan Grenfell fund in amounts as low as $50,000. Be sure to read the prospectus relating to the institutional shares of the fund you wish to acquire and consider its investment objective, policies and fees before making an exchange into that fund.
An exchange of a fund's shares for shares of another fund will be treated as a sale of the fund's shares and a gain on the transaction may be subject to federal income tax.
BY MAIL.  Send a written request to Morgan Grenfell Investment Trust.
BY PHONE.  Telephone 1-800-550-6426 to speak to a Representative.

DIVIDENDS AND DISTRIBUTIONS
Each of the funds described in this prospectus pays dividends from net investment income and net capital gains to shareholders, at least annually. Your share of the income and capital gains the fund distributes is based on the number of shares you own. You can receive your distributions in cash or reinvest them in the same fund. You may change this preference at any time by notifying us in writing. If no election is made, all dividends and capital gain distributions will be reinvested in the same fund.
The fund's distributions, whether received in cash or reinvested in additional shares of the fund, may be subject to federal, state and local tax.

TAX CONSIDERATIONS
This tax information is general in nature and may not apply to certain tax-deferred accounts or other non-taxable entities. You should consult your tax adviser to discuss how investing in the funds described in this prospectus will affect your personal tax situation.
As a shareholder, you will generally pay taxes on the dividends and distributions you receive, whether they are received in cash or reinvested. Selling or exchanging shares or receiving dividends and distributions will create tax liability. The following demonstrates how various transactions are taxed for federal income tax purposes.

DISTRIBUTION
RECEIVED:                              TREATED AS:
Income Dividends and   Ordinary income
Short-term capital
gains distributions
Long-term capital      Capital gains (generally
gains distributions    taxed at a maximum of 20%)
(over 12 months)
Selling or exchanging  Generally, capital gains or
shares owned more      losses
than a year
Selling or exchanging  For gains: short-term
shares owned one year  capital gains; For losses:
or less than a year    special rules apply. Please
                       consult your tax adviser or
                       see the SAI.

If you buy shares of a fund right before it makes a taxable dividend or distribution, part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage since you will pay tax on the dividend but will not have shared in the increase in NAV of the fund.
If you sell shares at a loss for tax purposes and invest in a substantially similar investment within a 61 day period beginning 30 days before and ending 30 days after the sale date, the sale is generally considered a "wash sale" and you will be unable to claim a tax loss.
Every year, the fund will send you information detailing the amount of income and capital gains distributed to you for the previous year and the proceeds of your redemptions (including exchanges).
If you fail to furnish your correct taxpayer identification number and required certifications, you may be subject to a 31% backup withholding tax.
Foreign investors are subject to different tax rules and may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends. Unless a current IRS Form W-8 or acceptable substitute is on file, backup withholding on certain other payments may apply as well.
Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

--------------------------------------------------------------------------------

                                   33  Prospectus - International Mutual Funds

FINANCIAL HIGHLIGHTS
----------------------------------------
The financial highlights table is intended to help you understand the funds' financial performance for the past 5 years, or, if shorter, the period of the funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the Statement of Additional Information (SAI) and annual report, which is available on request.

                                 [Copy to come]

--------------------------------------------------------------------------------

                                   34  Prospectus - International Mutual Funds

                           MORGAN GRENFELL INVESTMENT TRUST
                   INTERNATIONAL MUTUAL FUNDS / INSTITUTIONAL SHARES
                               ACCOUNT APPLICATION FORM


----------------------------------------------------------------------------------------------------------------------------------
/A/ REGISTRATION                                     (PLEASE PRINT ALL ITEMS EXCEPT SIGNATURES)
    (COMPLETE ONE)          1.                                                                               -
    CORPORATIONS,             ------------------------------------------------------------------------   -------------------------
    PARTNERSHIPS,             Name of Corporation or Entity. If a trust, include Name(s) of Trustee(s)         Tax I.D. Number
    TRUSTS & OTHERS
    LINES 1 & 2            2. Type of Registration          / /  Corporation         / / Trust
                                                           / /  Partnership         / / Other

    INDIVIDUAL
    USE LINE 3             3. Individual                                                                     -    -
                                        -------------------------------------------------------------   --------------------------
                                        First Name   Initial                   Last Name                   Social Security Number

                                        U.S. Citizen or Resident?     Yes / /     No / /

    JOINT ACCOUNT          4. Joint Names                                                                    -    -
    LINES 3 & 4                        -------------------------------------------------------------   ---------------------------
                                        First Name   Initial                   Last Name                  Social Security Number

                                        U.S. Citizen or Resident?     Yes / /     No / /

    GIFT/TRANSFER          5. Uniform Gift/Transfer to Minor                        as custodian for
    TO MINOR                                               ----------------------
    LINES 5, 6 & 7         6.                                                         under the
                              -------------------------------------------------------            ---------------------------------
                              Minor's Name                                                         Minor's Social Security Number

                           7.                                                          Uniform Gift/Transfer to Minors Act
                              -------------------------------------------------------
                              State

----------------------------------------------------------------------------------------------------------------------------------

                             -----------------------------------------------------------------------------------------------------
/B/ MAILING                  Street or P.O. Box
    ADDRESS
                             -----------------------------------------------------------------------------------------------------
                             City                    State            Zip Code            Home Telephone         Daytime Telephone

                             -----------------------------------------------------------------------------------------------------
    DUPLICATE CONFIRMATION/  Street or P.O. Box
    STATEMENT SENT TO:
                             ------------------------------------------------------------------------------------------------------
                             City                    State            Zip Code            Home Telephone          Daytime Telephone

-----------------------------------------------------------------------------------------------------------------------------------
/C/ FUND                     For each Fund in which you wish to invest, please enter the amount of your investment and check the
    SELECTION &              corresponding box.
    INITIAL
    INVESTMENT               MINIMUM INVESTMENT: $250,000 PER FUND.                                            AMOUNT
                                                                                                               ------
                                (350) / /  Morgan Grenfell International Equity Fund                        $ _________
                                (351) / /  Morgan Grenfell European Equity Growth Fund                      $ _________
                                (352) / /  Morgan Grenfell International Small Cap Equity Fund              $ _________
                                (353) / /  Morgan Grenfell European Small Cap Equity Fund                   $ _________
                                (354) / /  Morgan Grenfell Emerging Markets Equity Fund                     $ _________
                                (355) / /  Morgan Grenfell Global Fixed Income Fund                         $ _________
                                (356) / /  Morgan Grenfell Emerging Markets Debt Fund                       $ _________
                                (357) / /  Morgan Grenfell International Fixed Income Fund                  $ _________
                                (991) / /  Morgan Grenfell Core Global Fixed Income Fund                    $ _________

                             / / Enclosed is my check (payable to the appropriate Fund name)        Total   $
                                                                                                             ----------
                                                                                                             ----------

                             / / In order to obtain wiring instructions - (PLEASE CALL 1-800-407-7301 PRIOR TO SENDING)*

                              * An account number is necessary prior to wiring money and must be included in instructions and below.

                              Account Number:
                                              ---------------

-----------------------------------------------------------------------------------------------------------------------------------

/D/ FED WIRE                 Check one only, if none are     / /  All redemption proceeds will be sent by Fed wire net of wire
    & AUTOMATED              checked all redemptions              charges unless Morgan Grenfell Investment Trust, P.O. Box
    CLEARING HOUSE           will be sent by an ACH               419165, Kansas City, MO 64141-6165 is notified in writing to
    ("ACH")                  transaction.                         execute redemptions by ACH transaction.
    INFORMATION
                                                             / /  All redemption proceeds will be executed by an ACH transaction unless Fed wire is requested by either calling 1-800-407-7301 or by notifying Morgan Grenfell Investment Trust, P.O. Box 419165,
                                                                  Kansas City, MO 64141-6165 in writing.  There is no charge for
                                                                  ACH transactions.


                          Automated Clearing House (ACH) redemptions must be executed by telephone authorization by calling
                          1-800-407-7301.  Generally the  proceeds of redemptions will be deposited in your bank account within three business days after your call

                          Shareholders purchasing shares of the Fund(s) by Fed wire must request their bank to transmit the funds to:  United Missouri Bank, N.A.; ABA #10-10-00695;  For Account Number 98-7052-395-7;  Further Credit
                          [appropriate Fund name]  The shareholder's name and account number must be specified in the wire

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

/D/ (CONTINUED)           All Fed wire and ACH transactions will be sent as indicated below.  There will be no charge for ACH
    FED WIRE              redemptions.  Fed wire redemptions will be sent net of wire charges.  Any changes in Fed wire or ACH
    & AUTOMATED           transactions must be made in writing to Morgan Grenfell Investment Trust, P.O. Box 419165, Kansas
    CLEARING HOUSE        City, MO 64141-6165.  Please allow one month for ACH instructions to be effective.  All activity
    ("ACH")               prior to ACH instructions being effective will be done by Fed wire
    INFORMATION
                          NOTIFY YOUR BANK OF YOUR INTENT TO ESTABLISH THIS OPTION ON YOUR BANK ACCOUNT.

                          ---------------------------------------------------------------------------------------------------------
                          Bank Name                                                    Branch Office (if applicable)
    VOIDED PERSONAL
    CHECK MUST BE         ---------------------------------------------------------------------------------------------------------
    ATTACHED              Bank Address (Do not use P.O. Box)            City                                State          Zip Code

                          ---------------------------------------------------------------------------------------------------------
                          Bank Wire Routing Number               Name(s) on Your Bank Account         Your Bank Account Number

-----------------------------------------------------------------------------------------------------------------------------------
/E/ DIVIDENDS             Check one only; if none          / / All dividend income and capital gains reinvested
    AND                   are checked all dividend         / / All dividend income and capital gains paid by ACH transaction
    CAPITAL GAINS         income and capital gains,        / / Capital gains paid by ACH transaction and dividend income reinvested
    DISTRIBUTIONS         if any, will be reinvested.      / / Dividend income paid by ACH transaction and capital gains reinvested

-----------------------------------------------------------------------------------------------------------------------------------
/F/ TELEPHONE             I (We) authorize DST Systems, Inc. to act upon instructions received by telephone from me (us) to redeem
    PRIVILEGE             shares or to exchange for shares of other Morgan Grenfell Investment Trust.  I(We) understand an
    REDEMPTION'S;         exchange is made by redeeming shares of one Fund and using the proceeds to buy shares of another Fund.
    EXCHANGE BETWEEN      If there is an exchange, the account registration for the other Fund automatically will be the same as
    PORTFOLIOS            set forth above.  Redemptions proceeds will be sent via ACH transaction, unless I (we) have elected the
                          Fed wire redemption privilege (Item D).

-----------------------------------------------------------------------------------------------------------------------------------
/G/ CLIENT                1. I (We) have full right, power, authority and legal capacity, and am (are) of legal age in my (our)
    AGREEMENT             state of residence to purchase shares of the Fund.  I (We) affirm that I (we) have received and read the current prospectus of the Fund and agree to its terms.  I (We) understand the investment objectives and program, and have determined that the Fund is a suitable investment, based upon my (our) investment needs and financial situation.  I (We) agree that DST Systems, Inc. or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine.

                          2. I (We) understand that the authorization(s), with respect to Wire Redemptions are subject to the conditions and limitations set forth in the current prospectus.  I (We) ratify any instructions given, pursuant to the above authorization(s) and agree that DST Systems, Inc.  or any of its affiliates, officers, directors or employees will not be liable for any loss liability, cost or expense for acting upon instructions, when believed to be genuine.

                          3. I (We) understand and acknowledge that a return on the Morgan Grenfell Investment Trust Fund(s) is
                          (are) not guaranteed.

                          4. This Agreement shall be governed by the laws of the Commonwealth of Pennsylvania.

                          5. Morgan Grenfell Inc. has full authority to purchase and redeem shares of the mutual fund portfolios if full investment discretion has been provided to Morgan Grenfell by a separate agreement.

                          / / CHECK THIS BOX IF FULL INVESTMENT DISCRETION HAS BEEN PROVIDED TO MORGAN GRENFELL BY A SEPARATE
                              AGREEMENT.

-----------------------------------------------------------------------------------------------------------------------------------
/H/ SIGNATURES            Taxpayer Identification Number Certification (See Appendices to Prospectus for Instructions).
   AND BACK-UP            Under the penalties of perjury, I certify the following:
   WITHHOLDING            1. The number shown on this form is my correct taxpayer identification number.
  CERTIFICATION           2. I am exempt from back-up withholding or I am not subject to backup withholding as a result of receiving notice from the Internal Revenue Service (IRS) that such withholding applies due to a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to back-up withholding.

                          The Internal Revenue Service does not require your consent to any provision of this document other than certifications required to  avoid backup withholding.

                          ----------------------------------------------        ---------           -------------------------------
                          Individual (or Custodian)                             Date                Joint Registration, if any

                          ----------------------------------------------        ---------           -------------------------------
                          Corporate Officer, Partner, Trustee, etc.             Date                Title

                          * YOU MUST CROSS OUT ITEM 2 ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                            BACK-UP WITHHOLDING

-----------------------------------------------------------------------------------------------------------------------------------
BROKER USE ONLY:          DEALER NAME:                                              DEALER NUMBER:
                                      ------------------------------------------                  ---------------------------------
                          DEALER ADDRESS:
                                         ---------------------------------------

                                         ---------------------------------------

                          REPRESENTATIVE NAME:                                      REPRESENTATIVE BRANCH:
                                              ----------------------------------                          -------------------------
                          REPRESENTATIVE SIGNATURE:
                                                  ------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   MAIL COMPLETED APPLICATION FORM TO:                                                           FOR ASSISTANCE CALL :
    MORGAN GRENFELL INVESTMENT TRUST                                                                1-800-550-MGAM
          P.O. BOX 419165
     KANSAS CITY, MO 64141-6165                                                 BEFORE INVESTING, PLEASE READ PROSPECTUS CAREFULLY
-----------------------------------------------------------------------------------------------------------------------------------

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The annual report also includes the report of the fund's independent accountants.

The Statement of Additional Information (SAI) is a supplement to this prospectus. The SAI contains further information about a fund and its investment limitations and policies. It also includes the most recent annual report and the independent accountant's report. A current SAI for the funds is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

You can obtain a free copy of the current annual/semi-annual report, the SAI, and other information and answers to questions about the funds are available by contacting:

Morgan Grenfell Investment Trust
No-Load Open-End Funds
Institutional Shares
885 Third Avenue
New York, New York 10022

Telephone: 1-800-555-1212
Internet:

Information about a fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330.

Copies of information can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

Or you can visit the SEC Web site at: www.sec.gov
Registration Number: 811-8006

--------------------------------------------------------------------------------

                                   35  Prospectus - International Mutual Funds

                                                             MORGAN GRENFELL
                                                            INVESTMENT TRUST


Prospectus March 1, 1999


                                     [MAP]


                                                   International Mutual Funds
                                                   Service Shares


The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                                 MORGAN GRENFELL
                                                                INVESTMENT TRUST
                                                                  SERVICE SHARES

  CONTENTS

    ----------------------------------------------------------------------------

                                                           INVESTING IN MORGAN GRENFELL INTERNATIONAL
                                                                          MUTUAL FUNDS

                                                    FUND DESCRIPTIONS
                                                    INTERNATIONAL EQUITY FUNDS
                                                      International Equity........................          2
                                                      Global Equity...............................          4
                                                      European Equity Growth......................          6
                                                      New Asia....................................          8
                                                      International Small Cap Equity..............         10
                                                      Japanese Small Cap Equity...................         12
                                                      European Small Cap Equity...................         14
                                                      Emerging Markets Equity.....................         16
A FUND BY FUND LOOK AT INVESTMENT OBJECTIVES AND
STRATEGIES, RISKS AND EXPENSES.
                                                    INTERNATIONAL FIXED INCOME FUNDS
                                                      Core Global Fixed Income....................         18
                                                      Global Fixed Income.........................         20
                                                      International Fixed Income..................         22
                                                      Emerging Markets Debt.......................         24
                                                      Emerging Local Currency Debt................         26

                                                    MORE ABOUT RISK...............................         28

AN OVERVIEW OF SECURITIES THAT MAY BE PURCHASED
AND INVESTMENT TECHNIQUES THAT MAY BE USED BY THE
FUNDS AND THEIR RISKS.                              INVESTMENT ADVISER
                                                      Portfolio Management........................         30

                                                    MANAGING YOUR INVESTMENT
                                                    BUYING AND SELLING SHARES
                                                      Service Plan................................         31
                                                      Buying and Selling Shares Through Your
                                                        Service Organization......................         31
                                                      How Shares are Priced.......................         31
                                                      Payment of Redemption Proceeds..............         31
                                                    HOLDING SHARES
                                                      Exchanging..................................         32
                                                      Dividends and Distributions.................         32
                                                      Tax Considerations..........................         32
                                                    FINANCIAL HIGHLIGHTS..........................         33
POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING
AND CLOSING AN ACCOUNT IN ANY FUND.

--------------------------------------------------------------------------------

                                      Prospectus - International Mutual Funds

          WITH MORE THAN $150 BILLION IN ASSETS UNDER MANAGEMENT, INCLUDING $29 BILLION MANAGED FOR NORTH AMERICAN CLIENTS, MORGAN GRENFELL ASSET MANAGEMENT IS ONE OF THE WORLD'S FOREMOST INVESTMENT MANAGEMENT ORGANIZATIONS. WE COVER ALL MAJOR INVESTMENT REGIONS, LEVERAGING THE EXPERTISE OF 250 PORTFOLIO MANAGERS AND ANALYSTS ACROSS THE GLOBE.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS:

-  those who are pursuing a long-term goal
-  those who are seeking an investment with the potential to outpace inflation
- those who are seeking to diversify their portfolio through international investing

WHO MAY NOT WANT TO INVEST IN THE EQUITY FUNDS:

- those who are pursuing a short-term goal or are investing their emergency funds
-  those who require regular income or stability of principal
- those who do not feel comfortable with the higher price volatility and currency fluctuations associated with investments in international securities

WHO MAY WANT TO INVEST IN THE FIXED INCOME FUNDS:

-  those who are investing for income
-  those who want higher potential returns than a money market fund
- those who are seeking to diversify their personal investment portfolio through international investing

WHO MAY NOT WANT TO INVEST IN THE FIXED INCOME FUNDS:

-  those who are investing their sole source of investment income
-  those who are making short-term investments
- those who do not feel comfortable with the higher price volatility and currency fluctuations associated with investments in international securities

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

                                    1  Prospectus - International Mutual Funds

Fund Descriptions

INTERNATIONAL EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of foreign issuers.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process to add value at the regional level.

The portfolio will consist of a focused list of 30 to 40 international stocks offering the greatest upside potential on a 12 month view. The fund seeks companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of foreign companies. Up to 35% of the fund's total assets may include cash, short-term securities and stocks of U.S. companies. The fund may invest more than 25% of its assets in securities of companies located in each of Japan and the United Kingdom.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. The fund typically invests in between 30 to 40 companies. Thus, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in Japan and the United Kingdom, it could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                    2  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                    3  Prospectus - International Mutual Funds

Fund Descriptions

GLOBAL EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of companies located throughout the world.

The portfolio management team will generally use a "bottom-up" approach to picking stocks. This approach will focus on individual stock selection rather than country selection. The team will use an active process which will emphasize fundamental company research through financial analysis and company visits. The team will also use a risk-controlled asset allocation process to add value at the regional level.

The team will seek companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of companies located throughout the world. Up to 35% of the fund's total assets may include cash and short-term securities. The fund may invest more than 25% of its assets in securities of companies located in each of Japan, the United States and the United Kingdom.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in Japan, the United States and the United Kingdom, it could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                    4  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                    5  Prospectus - International Mutual Funds

Fund Descriptions

EUROPEAN EQUITY GROWTH FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of companies located in Europe.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process to add value at the regional level.

The team seeks companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its assets in the equity securities of European companies. Up to 35% of the fund's total assets may include cash, short-term securities and securities of non-European issuers (including the U.S.). The fund may invest more than 25% of its assets in securities denominated in the euro, as well as in the United Kingdom.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may concentrate its investments in euro denominated issues, as well as in the United Kingdom, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                    6  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                    7  Prospectus - International Mutual Funds

Fund Descriptions

NEW ASIA FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in the equity securities of companies located in the Pacific Basin, excluding Japan.

The portfolio management team will generally use a "bottom-up" approach to picking stocks. This approach will focus on individual stock selection rather than country selection. The team will use an active process which emphasizes fundamental company research through financial analysis and company visits. The team will also use a risk-controlled asset allocation process to add value at the regional level.

The team will seek companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of companies located in the Asian Pacific Basin, excluding Japan. While the fund will own mostly foreign securities, it may also hold cash, short-term securities and stocks of companies located outside the Pacific Basin (including the U.S. and Japan). The fund may invest more than 25% of its assets in securities of companies located in Hong Kong.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund focuses its invest investments in the Pacific Basin, and Hong Kong in particular, it could be particularly susceptible to the effects of political and economic developments in the Pacific Basin, especially Hong Kong.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                    8  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees....................................      x.xx%
Distribution (12b-1) and/or Service Fees.........       .25%
Other Expenses...................................      x.xx%
Reimbursements...................................      x.xx%
Total Annual Fund Operating Expenses.............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                    9  Prospectus - International Mutual Funds

Fund Descriptions

INTERNATIONAL SMALL CAP EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of small capitalization companies located in countries other than the United States.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process to add value at the regional level.

The team seeks companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of small capitalization companies located in countries other than the United States. Small capitalization companies are ranked in the bottom 25% of companies in terms of market capitalization. The fund will focus on companies located in countries which make up the NatWest Euro Pacific Index. The fund, however, may invest in stocks that are not constituents of the index. Up to 35% of the fund's total assets may include cash, short-term securities and equity securities of large and medium capitalization companies located outside the U.S. and companies of any size located in the U.S. The fund may invest more than 25% of its assets in securities of companies located in each of Japan and the United Kingdom.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF SMALL CAP INVESTING. Small capitalization companies generally have less potential for growth, a lower degree of liquidity in the market and a greater sensitivity to changing economic conditions in their geographic regions than larger capitalization companies.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in Japan and the United Kingdom, it could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   10  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       .25%
Other Expenses........................      x.xx%
Total Annual Fund Operating
Expenses..............................      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       .25%
Other Expenses..................................      x.xx%
Reimbursements..................................      x.xx%
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   11  Prospectus - International Mutual Funds

Fund Descriptions

JAPANESE SMALL CAP EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of small capitalization companies located in Japan.

The portfolio management team will generally use a "bottom-up" approach to picking stocks. This approach will focus on individual stock selection rather than country selection. The team will use an active process which emphasizes fundamental company research through financial analysis and company visits. The team will also use a risk-controlled asset allocation process to add value at the regional level.

The team will seek companies with above average earnings growth, below average price-to-earnings ratios, a leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of small capitalization companies located in Japan. Small capitalization companies are ranked in the bottom 20% of companies in terms of market capitalization. Up to 35% of the fund's total assets may include cash, short-term securities and equity securities of large and medium capitalization companies located in Japan, and companies of any size located outside of Japan.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund focuses its invest investments in Japan, it could be particularly susceptible to the effects of political and economic developments within Japan.

RISKS OF SMALL CAP INVESTING. Small capitalization companies generally have less potential for growth, a lower degree of liquidity in the market and a greater sensitivity to changing economic conditions in their geographic regions than larger capitalization companies.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   12  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       .25%
Other Expenses........................      x.xx%
Total Annual Fund Operating
Expenses..............................      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       .25%
Other Expenses..................................      x.xx%
Reimbursements..................................      x.xx%
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   13  Prospectus - International Mutual Funds

Fund Descriptions

EUROPEAN SMALL CAP EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of small capitalization companies located in Europe.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process to add value at the regional level.

The team seeks companies with above average earnings growth, below average price-to-earnings ratios, leading or dominant positions in their particular markets and high quality management.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of small capitalization companies located in Europe. Small capitalization companies are ranked in the bottom 25% of companies in terms of market capitalization. Up to 35% of the fund's total assets may be invested in cash, short-term securities, and equity securities of medium and large capitalization companies located in Europe and companies of any size located outside of Europe (including the U.S.). The fund may invest more than 25% of its assets in securities denominated in the euro, as well as in the United Kingdom.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF SMALL CAP INVESTING. Small capitalization companies generally have less potential for growth, a lower degree of liquidity in the market and a greater sensitivity to changing economic conditions in their geographic regions than larger capitalization companies.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in euro denominated issues, as well as in the United Kingdom, it could be particularly susceptible to the effects of political and economic developments in these regions.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   14  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   15  Prospectus - International Mutual Funds

Fund Descriptions

EMERGING MARKETS EQUITY FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of companies located in emerging securities markets.

The portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than country selection. The team uses an active process which emphasizes fundamental company research through financial analysis and company visits. The team also uses a risk-controlled asset allocation process attempts also to add value at the regional level.

The fund focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of growth-oriented companies located in emerging securities markets. Up to 35% of the fund's total assets may include cash, short-term securities and equity securities traded in developed markets (including the U.S.). The fund may invest more than 25% of its assets in securities of Mexican and Brazilian companies.

The fund may purchase and sell futures and options and enter into foreign currency transactions to lessen its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. An adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the fund may focus its investments in Brazil and Mexico, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

RISKS OF EMERGING SECURITIES MARKETS. Emerging markets generally have economic structures that are less mature, they have less stable political systems and may have rapidly changing interest rates. Regulators in emerging markets are more likely to impose capital controls than is the case in developed markets. These markets are highly volatile and subject to change with political or economic developments.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

 DUE TO THE SIGNIFICANT RISKS INVOLVED IN INVESTING IN EMERGING MARKETS, THIS FUND IS DESIGNED FOR AGGRESSIVE INVESTORS.

--------------------------------------------------------------------------------

                                   16  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   17  Prospectus - International Mutual Funds

Fund Descriptions

CORE GLOBAL FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return, emphasizing current income and, to a lesser extent, opportunities for growth of capital consistent with reasonable investment risk. To pursue this objective, the fund invests in investment grade fixed income securities of issuers throughout the world.

In managing the fund, the portfolio management team uses a "top-down" approach. This approach focuses on country selection and currency management rather than individual security selection. The team considers macro-economic factors such as inflation, interest rates, monetary and fiscal policies, taxation and political climate.

The currency portion of the fund's position in fixed income securities is generally designed to enhance returns during periods of relative U.S. dollar weakness and to protect returns during periods of relative U.S. dollar strength. The team may take a position in a country's currency, without owning securities within the market.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the fixed income securities of issuers located throughout the world. The fund invests in investment grade instruments or in unrated securities considered equivalent in rating by the adviser. Up to 35% of the fund's total assets may be invested in domestic and foreign cash equivalents. The fund may invest more than 25% of its total assets in securities denominated in the euro, as well as in Japan, the United States, and the United Kingdom.

The fund uses forward contracts and currency options to control volatility and achieve desired currency weightings in a cost-effective manner.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE AND PREPAYMENT RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the Fund may focus its investments in euro denominated issues, as well as in Japan, the United States and the United Kingdom, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   18  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   19  Prospectus - International Mutual Funds

Fund Descriptions

GLOBAL FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return, with an emphasis on current income and, to a lesser extent, opportunities for capital growth consistent with reasonable investment risk. To pursue this objective, the fund invests primarily in investment grade fixed income securities of issuers throughout the world.

In managing the fund, the portfolio management team uses a "top-down" approach. This approach focuses on country selection and currency management rather than individual security selection. The team considers macro-economic factors such as inflation, interest rates, monetary and fiscal policies, taxation and political climate.

The currency portion of the fund's position in fixed income securities is generally designed to enhance returns during periods of relative U.S. dollar weakness and to protect returns during periods of relative U.S. dollar strength. The team may take a position in a country's currency, without owning securities within that market.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the fixed income securities of issuers located throughout the world. The fund invests primarily in investment grade instruments or in unrated securities that are considered equivalent in rating by the investment adviser. Up to 35% of the fund's total assets may be invested in domestic and foreign cash equivalents. The fund may invest more than 25% of its total assets in securities denominated in the euro, as well as in Japan, the United States, and the United Kingdom. The fund may invest up to 15% of its total assets in securities rated below investment grade, including the securities of issuers in emerging markets.

The fund uses forward contracts and currency options to control volatility and achieve desired currency weightings in a cost-effective manner.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE, PREPAYMENT, AND EXTENSION RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily in mortgage-related securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Securities with low credit quality involve greater price volatility and risk of loss of principal and income and are highly speculative in nature.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the Fund may focus its investments in euro denominated issues, as well as in Japan, the United States, and the United Kingdom, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   20  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   21  Prospectus - International Mutual Funds

Fund Descriptions

INTERNATIONAL FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return, with an emphasis on current income and, to a lesser extent, opportunities for capital growth consistent with reasonable investment risk. To pursue this objective, the fund invests in investment grade fixed income securities of issuers in countries other than the United States.

In managing the fund, the portfolio management team uses a "top-down" approach. This approach focuses on country selection and currency management rather than individual security selection. The team considers macro-economic factors such as inflation, interest rates, monetary and fiscal policies, taxation and political climate.

The currency portion of the fund's position in fixed income securities is generally designed to enhance returns during periods of relative U.S. dollar weakness and to protect returns during periods of relative U.S. dollar strength. The team may take a position in a country's currency, without owning securities within that market.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the fixed income securities of foreign issuers. The fund invests in investment grade debt or in unrated securities that are considered equivalent in rating by the adviser. Up to 35% of the fund's total assets may be invested in domestic and foreign cash equivalents and in U.S. fixed income securities. The fund may invest more than 25% of its total assets in securities denominated in the euro, as well as in Japan and the United Kingdom.

The fund uses forward contracts and currency options to control volatility and achieve desired currency weightings in a cost-effective manner.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE AND PREPAYMENT RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Since the Fund may focus its investments in euro denominated issues, as well as in Japan and the United Kingdom, the fund could be particularly susceptible to the effects of political and economic developments in these regions.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                   22  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   23  Prospectus - International Mutual Funds

Fund Descriptions

EMERGING MARKETS DEBT FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return. To pursue this objective, the fund invests primarily in fixed income securities of issuers in countries with new or emerging securities markets.

In managing the fund, the portfolio management team uses a "top-down" approach. This approach focuses on country selection, but security selection is an important source of value.

Countries are selected according to macro-economic factors such as inflation, interest rates, monetary and fiscal policies and the political climate. Short term factors such as market sentiment, capital flows and new issue programs are also evaluated.

PRINCIPAL HOLDINGS

Under normal circumstances, the fund invests at least 65% of its total assets in the fixed income securities of issuers located in countries with new or emerging securities markets. These include performing and non-performing loans, Eurobonds, Brady Bonds (dollar denominated securities used to refinance foreign government bank loans) and other fixed income securities of foreign governments and their agencies as well as some corporate debt instruments. Up to 35% of the fund's total assets may be invested in U.S. fixed income securities. The fund may invest more than 25% of its total assets in Argentina, Brazil and Mexico.

Fixed income securities in which the fund may invest may be of any credit quality, including securities not paying interest currently, zero coupon bonds, pay-in-kind securities and securities in default. The loans and debt instruments in which the fund may invest may be denominated in a major currency or in a local currency.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE AND PREPAYMENT RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Securities with low credit quality involve greater price volatility and risk of loss of principal and income and are highly speculative in nature.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Focusing the fund's investments in Argentina, Brazil and Mexico will cause the fund to be particularly susceptible to the effects of political and economic developments in these regions.

RISKS OF EMERGING SECURITIES MARKETS. Emerging markets generally have economic structures that are less mature, they have less stable political systems and may have rapidly changing interest rates. Regulators in emerging markets are more likely to impose capital controls than is the case in developed markets. These markets are highly volatile and subject to change with political or economic developments.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

The value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

 DUE TO THE SIGNIFICANT RISKS INVOLVED, THIS FUND IS DESIGNED FOR AGGRESSIVE INVESTORS.
---------------------------------------------------

--------------------------------------------------------------------------------

                                   24  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the JP Morgan EMBI+ Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       .25%
Other Expenses........................      x.xx%
Total Annual Fund Operating
Expenses..............................      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       .25%
Other Expenses..................................      x.xx%
Reimbursements..................................      x.xx%
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   25  Prospectus - International Mutual Funds

Fund Descriptions

EMERGING LOCAL CURRENCY DEBT FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return. To pursue this objective, the fund invests primarily in fixed income securities denominated in currencies of emerging markets countries.

When managing the fund, the portfolio management team will use a "top-down" approach. This approach will focus on country selection and currency management rather than individual security selection. The team will consider macro-economic factors such as inflation, interest rates, monetary and fiscal policies, taxation and the political climate.

In making investments for the fund, the portfolio management team will give primary emphasis to the attractiveness of the local currencies in which investments are denominated. The fund will generally not attempt to hedge foreign currency exchange rate risks.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in debt instruments denominated in currencies of issuers located in emerging markets countries. Fixed income securities in which the fund invests may be of any credit quality, including securities not paying interest currently, zero coupon bonds, pay-in-kind securities and securities in default. Up to 35% of the fund's total assets may be invested in short-term debt instruments denominated in U.S. dollars. The fund may invest more than 25% of its total assets in Mexico.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE AND PREPAYMENT RISK. The value of your investment will fluctuate in response to interest rate changes. Generally, if rates rise, the value of debt securities falls; if rates fall, the value of debt securities rises. When rates increase, slower than expected principal payments for a longer period may permit issuers to extend the average life of securities, locking in below-market interest rates and reducing the value of these securities. As interest rates decline, some issuers may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Securities with low credit quality involve greater price volatility and risk of loss of principal and income and are highly speculative in nature.

RISKS OF FOREIGN INVESTING. Foreign investing involves higher risks than investing in U.S. markets because the value of the fund depends in part upon currency exchange rates, political and regulatory environments and overall economic factors in the countries in which the fund invests. Focusing the fund's investments in Mexico will cause the fund to be particularly susceptible to the effects of political and economic developments in Mexico.

RISKS OF EMERGING SECURITIES MARKETS. Emerging markets generally have economic structures that are less mature, they have less stable political systems and may have rapidly changing interest rates. Regulators in emerging markets are more likely to impose capital controls than is the case in developed markets. These markets are highly volatile and subject to change with political or economic developments.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

Because the fund generally does not hedge foreign currency exchange rate risk, the fund's return may be more dependent on the portfolio management team's judgment as to the relative attractiveness of the local currencies in which the fund's investments are denominated.

 DUE TO THE SIGNIFICANT RISKS INVOLVED, THIS FUND IS DESIGNED FOR AGGRESSIVE INVESTORS.
---------------------------------------------------

--------------------------------------------------------------------------------

                                   26  Prospectus - International Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                   27  Prospectus - International Mutual Funds

MORE ABOUT RISK
----------------------------------------

When you invest in mutual funds you are taking the risk that your investment will lose money or not earn as much as you expect. Past returns are not an indication of future performance and there is no guarantee that the fund will meet its investment objective.

The Board of Trustees may change each fund's investment objective without obtaining the approval of the shareholders.

ACTIVE MANAGEMENT
The funds' investment advisers actively seek stocks in which to invest, rather than investing in a predetermined basket of stocks such as an index. A fund may underperform relative to its stated benchmark, due to the investment adviser's securities choices and choices in asset allocation.

CURRENCY EXCHANGE RATES
Currency exchange rates are the rate at which a foreign currency is converted to the U.S. dollar. Currency exchange rate movements could reduce gains or create losses for a fund.

CROSS-HEDGING
The funds may engage in the practice of selling a currency forward into a different foreign currency. This is done to diversify a fund's total currency exposure or gain exposure to a foreign currency that is expected to appreciate. The anticipated correlation between the securities may disappear over time.

DEFENSIVE INVESTING
Each fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a fund takes a temporary defensive position, it may be unable to achieve its investment objective.

DEPOSITORY RECEIPTS
The funds may invest in American, European or Global Depository Receipts (ADRs, EDRs, and GDRs respectively) are stocks traded on exchanges outside the company's domicile. They are typically issued by banks or trust companies. A depository receipt may be denominated in a currency different from the currency in which the underlying foreign security is denominated.

DERIVATIVES
Each fund may use derivatives. Derivatives are financial instruments whose value derives from another security or an index. Futures, options and foreign currency forward contracts are types of derivatives. Derivatives used for hedging may not fully offset the underlying positions. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. Derivatives that involve leverage may magnify losses. In addition, there is a risk that a counterparty will fail to honor a contract's terms resulting in a loss for the fund.

EMERGING MARKETS SECURITIES
The funds may invest in emerging markets securities. Developing markets have economic structures that are less mature, have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates. Emerging markets may lack the social, political and economic stability characteristics of more developed countries. Investments generally tend to be more illiquid (more difficult to trade) and more volatile than those of other foreign investments.

EQUITY AND EQUITY RELATED SECURITIES
The funds may invest in common stock, preferred stock, warrants, purchased call options and other rights to acquire stock. The market value of an equity security will increase or decrease depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

EURO DENOMINATED SECURITIES
On January 1, 1999, the currencies of the following countries will convert into one common currency: Austria, Belgium, Finland, France, Germany, Ireland, Luxembourg, Italy, the Netherlands, Portugal, and Spain. There is a risk that the conversion may not go as anticipated and that a fund may be affected by pricing errors and adverse tax consequences.

FIXED INCOME SECURITIES (BONDS)
The funds may invest in government securities, corporate fixed income securities and obligations to repay borrowed money within a certain time with or without interest. The value of a fund's bonds could rise in value when interest rates fall and decline when interest rates rise. The longer a bond's duration and the lower its credit quality, the more its value typically falls. A less significant risk is default by the bond issuer on principal or interest payments. A security's credit rating may be downgraded at any time.

--------------------------------------------------------------------------------

                                   28  Prospectus - International Mutual Funds

--------------------------------------------------------------------------------

FOREIGN SECURITIES
The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend or interest payments or capital gains, and prohibit transactions in the country's currency. Foreign companies may not be subject to the same accounting, auditing and financial reporting standards and requirements as U.S. companies. Foreign brokerage commissions and custodian fees are generally higher than those in the United States. In many foreign countries, securities markets are less liquid, more volatile, and subject to less government regulation than U.S. securities markets.

FOREIGN CURRENCY FORWARD CONTRACTS
A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price. See "Derivatives."

FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date or to make or receive a cash payment based on the value of a securities index. See "Derivatives."

HEDGING
Hedging involves the attempt to offset a potential loss in one position by establishing an interest in an opposite position. See "Derivatives."

ILLIQUID SECURITIES
The funds may invest in securities that cannot be sold quickly at a reasonable price, or that cannot be sold on the open market. These include restricted securities and private placements. A fund could have difficulty valuing these holdings. A fund could be unable to sell these holdings at the time or price it desires. Securities that were liquid when purchased may become illiquid in down markets.

LENDING SECURITIES
Each fund may lend its securities to brokers-dealers for the purpose of receiving income. There is a potential for default from the borrower.

OPTIONS CONTRACTS
An option is the right to buy or sell securities that is granted in exchange for an agreed upon sum. See "Derivatives."

PORTFOLIO TURNOVER
Each fund's management approach, which may include short-term trading, could cause the fund's portfolio turnover rate to be above average for a stock fund. High turnover will increase the fund's transaction costs and may result in net gains which, when distributed, could increase your tax liability.

REPURCHASE AGREEMENTS
The funds may buy a security from a bank or a dealer who must buy it back at a fixed price on a specific day. If the seller is unable to honor its commitment to repurchase the securities, a fund could lose money.

SHORT-TERM TRADING
The funds may sell a security shortly after buying it. Increased trading could raise the fund's brokerage and related costs. Increased short-term capital gains distributions would raise shareholders' income tax.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
The funds may purchase or sell of a security at a future date for a predetermined price. The market value of the securities may change before delivery.

YEAR 2000 PROBLEM
Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. The investment adviser is taking steps designed to address the Year 2000 problem and to obtain reasonable assurances that comparable steps are being taken by the funds' other major service providers. Although there can be no assurance that these systems will be properly adapted in time for the Year 2000, the adviser expects that they will be.

ZERO COUPON SECURITIES, PAY-IN-KIND SECURITIES, DISCOUNT OBLIGATIONS, MORTGAGE AND ASSET-BACKED SECURITIES, CONVERTIBLE SECURITIES AND HIGH YIELD SECURITIES The fund may invest in obligations to repay borrowed money within a certain time with or without interest. Debt securities are affected by changes in interest rates. In general, when interest rates go up, the value of a debt security decreases; when interest rates go down, the value of a debt security increases. There is the risk that the borrower will not be able to fulfill its obligation resulting in a loss, or a lower price than anticipated.

--------------------------------------------------------------------------------

                                   29  Prospectus - International Mutual Funds

INVESTMENT ADVISER
----------------------------------------

The day-to-day operations of the funds, including investment decisions, have been delegated to the adviser, Morgan Grenfell Investment Services (MGIS or the adviser). MGIS is located at 20 Finsbury Circus, London, England. MGIS provides a full range of international investment advisory services to institutional clients, and as of October 31, 1998, managed approximately $12.1 billion in assets. The adviser is responsible for making specific decisions to buy and sell portfolio securities for the funds. The adviser is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

As previously mentioned, the adviser has voluntarily agreed to reduce its advisory fee and to make arrangements to limit certain other expenses of each fund in order to limit the fund's operating expenses. For the fiscal period ended October 31, 1998, the funds paid the following investment adviser fees:

Morgan Grenfell Emerging Markets Equity Fund
Morgan Grenfell European Equity Growth Fund
Morgan Grenfell European Small Cap Equity Fund
Morgan Grenfell International Equity Fund
Morgan Grenfell International Small Cap Equity Fund
Morgan Grenfell Emerging Markets Debt Fund
Morgan Grenfell Global Fixed Income Fund
Morgan Grenfell International Fixed Income Fund
Morgan Grenfell Core Global Fixed Income Fund

MGIS is a subsidiary of Morgan Grenfell Asset Management, Ltd. (MGAM), which is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

PORTFOLIO MANAGEMENT

A committee made up of investment professionals and analysts employed by the adviser makes all of the funds' investment decisions.

--------------------------------------------------------------------------------

                                   30  Prospectus - International Mutual Funds

Managing Your Investment

BUYING AND SELLING SHARES
----------------------------------------

You may only purchase service shares of a fund if you have a shareholder account set up with a service organization such as a financial planner, investment adviser, broker-dealer or other institution.

SERVICE PLAN

Each fund has adopted a service plan for its service shares. Under the plan, each fund pays service fees at an aggregate annual rate of up to 0.25% of the fund's average daily net assets for its service shares. The fees are compensation to service organizations for providing personal services and/or account maintenance services to their customers. In the event that your service plan is terminated, your shares will be converted to institutional shares of the same fund.

BUYING AND SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

In order to make an initial investment in service shares of a fund, you must first establish an account with your service organization. Each fund has authorized service organizations to accept purchase and redemption orders on behalf of the fund. You may be subject to minimums established by your service organization for the purchase of shares. Payment for share purchases should be made directly to your service organization.

There is no sales charge for buying or selling shares of the fund. However, your service organization may charge you transaction fees for buying or selling shares.

When you buy or sell shares through a service organization, it is the service organization's responsibility to forward the request to us. If we do not receive the request in a timely manner, you may not receive that day's NAV.

Your financial professional will be able to assist you in establishing your fund account, buying and selling shares and monitoring your investment.

HOW SHARES ARE PRICED

The price you pay when you buy, or receive when you sell, is based upon the net asset value (NAV) of the fund. The NAV is calculated by dividing the net assets (total assets minus liabilities) of each fund class by the number of shares of that class outstanding. The NAV is calculated at the close of regular trading every day the New York Stock Exchange (NYSE) is open for business (generally 4:00 p.m., Eastern time). If the NYSE closes early, the fund will accelerate the calculation of NAV and transaction dealings to the actual closing time. Shares will not be priced on holidays or other days on which the NYSE is closed for trading.

The fund uses a forward pricing procedure. Therefore, the price at which you buy or sell shares is based on the next calculation of the NAV after the order is received.

Certain securities held by the funds are listed on foreign exchanges and trade at times and on days when the New York Stock Exchange is closed. As a result, the net asset value of each class of each fund may be significantly affected by such trading and at times and on days when you have no ability to redeem shares of the fund.

If the adviser believes that an asset's market value does not reflect its fair value, then the Board of Trustees, in good faith, will determine fair market value.

PAYMENT OF REDEMPTION PROCEEDS

When you sell shares, the proceeds will be sent directly to your service organization. Normally, redemption proceeds will be wired no more than seven days after the transfer agent receives the appropriate redemption request documents, including any additional documentation we may ask for, to verify the authenticity of your request. Frequently, the proceeds will be wired on the next Business Day after receipt of such documents. Once we have sent the redemption proceeds, we do not assume any further responsibility for the service organization or for other intermediaries. If a problem arises, you should contact your service organization directly.

You may redeem shares in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period. Redemptions in excess of this limitation may be made in-kind. Please see the SAI for more information.

--------------------------------------------------------------------------------

                                   31  Prospectus - International Mutual Funds

Managing Your Investment

HOLDING SHARES
----------------------------------------

EXCHANGING SHARES
Service shares of one fund can be exchanged for service shares of any other Morgan Grenfell fund, if your plan allows for exchanges. Be sure to read the prospectus relating to the service shares of the fund you wish to acquire and consider its investment objective, policies and fees before making an exchange into that fund.

An exchange of a fund's shares for shares of another fund will be treated as a sale of the fund's shares and a gain on the transaction may be subject to federal income tax.

DIVIDENDS AND DISTRIBUTIONS
Each of the funds described in this prospectus pays dividends from net investment income and net capital gains to shareholders, at least annually. Your share of the income and capital gains the fund distributes is based on the number of shares you own. You can receive your distributions in cash or reinvest them in the same fund. You may change this preference at any time by notifying your service provider in writing. If no election is made, all dividends and capital gain distributions will be reinvested in the same fund. Please contact your service organization for more information.

The fund's distributions, whether received in cash or reinvested in additional shares of the fund, may be subject to federal, state and local tax.

TAX CONSIDERATIONS
This tax information is general in nature and may not apply to certain tax-deferred accounts or other non-taxable entities. You should consult your tax adviser to discuss how investing in the funds described in this prospectus will affect your personal tax situation.

As a shareholder, you will generally pay taxes on the dividends and distributions you receive, whether they are received in cash or reinvested. Selling or exchanging shares or receiving dividends and distributions will create tax liability. The following explains how various transactions are taxed for federal income tax purposes.

DISTRIBUTION RECEIVED:                 TREATED AS:
Income Dividends and       Ordinary income
Short-term capital gains
distributions
Long-term capital gains    Capital gains
distributions (over 12     (generally taxed at a
months)                    maximum of 20%)
Selling or exchanging      Generally capital gains
shares owned more than a   or losses
year
Selling or exchanging      For gains: short-term
shares owned one year or   capital gains; For
less than a year           losses: special rules
                           apply. Please consult
                           your tax adviser or see
                           the SAI.

If you buy shares of a fund right before it makes a taxable dividend or distribution, part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage since you will pay tax on the dividend or distribution but will not have shared in the increase in NAV of the fund.

If you sell shares at a loss for tax purposes and invest in a substantially similar investment within a 61 day period beginning 30 days before and ending 30 days after the sale date, the sale is generally considered a "wash sale" and you will be unable to claim a tax loss.

Every year, the fund will send you information detailing the amount of income and capital gains distributed to you for the previous year and the proceeds of redemptions (including exchanges).

If you fail to furnish your correct taxpayer identification number and required certifications, you may be subject to a 31% backup withholding tax.

Foreign investors are subject to different tax rules and may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends. Unless a current IRS Form W-8 or acceptable substitute is on file, backup withholding on certain other payments may apply as well.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

--------------------------------------------------------------------------------

                                   32  Prospectus - International Mutual Funds

FINANCIAL HIGHLIGHTS
----------------------------------------
The financial highlights table is intended to help you understand the funds' financial performance for the past 5 years, or, if shorter, the period of the funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the Statement of Additional Information (SAI) and annual report, which is available on request.

                                 [Copy to come]

--------------------------------------------------------------------------------

                                   33  Prospectus - International Mutual Funds

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The annual report also includes the report of the fund's independent accountants.

The Statement of Additional Information (SAI) is a supplement to this prospectus. The SAI contains further information about a fund and its investment limitations and policies. It also includes the most recent annual report and the independent accountant's report. A current SAI for the funds is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

You can obtain a free copy of the current annual/semi-annual report, the SAI, and other information and answers to questions about the funds are available by contacting:

Morgan Grenfell Investment Trust
No-Load Open-End Funds
Service Shares
885 Third Avenue
New York, New York 10022

Telephone: 1-800-555-1212
Internet:

Information about a fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330.

Copies of information can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

Or you can visit the SEC Web site at: www.sec.gov
Registration Number: 811-8006

--------------------------------------------------------------------------------

                                   34  Prospectus - International Mutual Funds

                                                             MORGAN GRENFELL
                                                            INVESTMENT TRUST


Prospectus March 1, 1999


                                     [MAP]


                                                   Institutional Shares


The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                                 MORGAN GRENFELL
                                                                INVESTMENT TRUST
                                                            INSTITUTIONAL SHARES

  CONTENTS

    ----------------------------------------------------------------------------

                                                                  INVESTING IN MORGAN GRENFELL
                                                                          MUTUAL FUNDS

                                                    FUND DESCRIPTIONS
                                                    FIXED INCOME FUNDS
                                                      Fixed Income................................          2
                                                      Short-Term Fixed Income.....................          4
                                                      Municipal Bond..............................          6
                                                      Short-Term Municipal Bond...................          8
                                                      Total Return Bond...........................         10
                                                      High Yield Bond.............................         12
A FUND BY FUND LOOK AT INVESTMENT OBJECTIVES AND
STRATEGIES, RISKS AND EXPENSES.

                                                    EQUITY FUNDS
                                                      Smaller Companies...........................         14
                                                      Microcap....................................         16
                                                      Large Cap Growth............................         18

                                                    MORE ABOUT RISK...............................         20

AN OVERVIEW OF SECURITIES THAT MAY BE PURCHASED
AND INVESTMENT TECHNIQUES THAT MAY BE USED BY THE
FUNDS AND THEIR RISKS.                              INVESTMENT ADVISER
                                                      Portfolio Management........................         22

                                                    MANAGING YOUR INVESTMENT
                                                    BUYING AND SELLING SHARES
                                                      Through a Plan..............................         23
                                                      Through a Broker............................         23
                                                      Directly....................................         23
                                                      How Shares are Priced.......................         24
                                                      Payment of Redemption Proceeds..............         24
                                                    HOLDING SHARES
                                                      Exchanging..................................         25
                                                      Dividends and Distributions.................         25
                                                      Tax Considerations..........................         25
                                                    FINANCIAL HIGHLIGHTS..........................         26
POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING
AND CLOSING AN ACCOUNT IN ANY FUND.

--------------------------------------------------------------------------------

                                        Prospectus - Mutual Funds

          WITH MORE THAN $150 BILLION IN ASSETS UNDER MANAGEMENT, INCLUDING $29 BILLION MANAGED FOR NORTH AMERICAN CLIENTS, MORGAN GRENFELL ASSET MANAGEMENT IS ONE OF THE WORLD'S FOREMOST INVESTMENT MANAGEMENT ORGANIZATIONS. WE COVER ALL MAJOR INVESTMENT REGIONS, LEVERAGING THE EXPERTISE OF 250 PORTFOLIO MANAGERS AND ANALYSTS ACROSS THE GLOBE.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE FIXED INCOME FUNDS:

-  those who are investing for income
-  those who want higher potential returns than a money market fund

WHO MAY NOT WANT TO INVEST IN THE FIXED INCOME FUNDS:

-  those who are making short-term investments
-  those who are not willing to accept more risk than a money market fund

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS:

-  those who are pursuing a long-term goal
-  those who are seeking an investment with the potential to outpace inflation

WHO MAY NOT WANT TO INVEST IN THE EQUITY FUNDS:

-  those who require regular income or stability of principal
- those who are pursuing a short-term goal or are investing their emergency funds

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

                                     1  Prospectus - Mutual Funds

Fund Descriptions

FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks a high level of income consistent with the preservation of capital. To pursue this objective, the fund invests primarily in investment grade fixed income securities.

In managing the fund, the portfolio management team generally uses a "bottom-up" approach. The team focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts. The team uses an active process which relies heavily on individual issue selection.
- The team assigns a relative value, based on creditworthiness, cash flow and price, to each bond.
- The intrinsic value of each issue is determined by examining credit, structure, option value and liquidity risk. The fund looks to exploit any inefficiencies between intrinsic value and market trading price.
- The team uses credit analysis to determine the issuer's ability to fulfill its contracts.
- The fund subordinates sector weightings to individual bonds that may add above-market value.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of five to ten years.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 80% of its assets in intermediate-term U.S. Treasury, corporate, mortgage-backed, asset-backed, taxable municipal and tax-exempt municipal bonds. The fund invests primarily in high quality debt securities and may invest up to 15% in fixed income securities rated lower investment grade by one of the major independent agencies, or considered equivalent in rating by the investment adviser. The fund may invest up to 25% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the adviser determines that securities meeting the fund's investment objective are not otherwise readily available for purchase.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE, PREPAYMENT AND EXTENSION RISK. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests in mortgage-related securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Adverse economic conditions or changing circumstances are more likely to affect the ability of a lower grade to pay principal and interest than a higher grade bond.

DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     2  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the Lehman Aggregate Bond Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            1994                 4.79
1995                               21.44
1996                               11.93
1997                                -4.7
1998                                 3.9
This is sample data, waiting
for
actual data points.

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199


       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     3  Prospectus - Mutual Funds

Fund Descriptions

SHORT-TERM FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks a high level of income consistent with the preservation of capital. To pursue this objective, the fund invests primarily in investment grade short-term fixed income securities.

In managing the fund, the portfolio management team uses a "bottom-up" approach. The team focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts. The team uses an active process which relies heavily on individual issue selection.
- The team assigns a relative value, based on creditworthiness, cash flow and price, to each bond.
- The intrinsic value of each issue is determined by examining credit, structure, option value and liquidity risk. The fund looks to exploit any inefficiencies between intrinsic value and market trading price.
- The team uses credit analysis to determine the issuer's ability to fulfill its contracts.
- The fund subordinates sector weightings to individual bonds that may add above-market value.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of no longer than three years.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 80% of its assets in short-term U.S. Treasury, corporate, mortgage-backed, asset-backed, taxable municipal and tax-exempt municipal bonds. The fund invests primarily in high quality debt securities and may invest up to 15% in fixed income securities rated lower investment grade by one of the major independent agencies, or considered equivalent in rating by the investment adviser. The fund may invest up to 25% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the adviser determines that securities meeting the fund's investment objective are not otherwise readily available for purchase.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE, PREPAYMENT AND EXTENSION RISK. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests in mortgage-related securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Adverse economic conditions or changing circumstances are more likely to affect the ability of a lower grade to pay principal and interest than a higher grade bond.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     4  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the Merrill Lynch 6 month T-Bill Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            1994                 4.79
1995                               21.44
1996                               11.93
1997                                -4.7
1998                                 3.9
This is sample data, waiting
for
actual data points.

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199


       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     5  Prospectus - Mutual Funds

Fund Descriptions

MUNICIPAL BOND FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. To pursue this objective, the fund invests primarily in investment grade fixed income securities that pay interest exempt from federal income tax.

In managing the fund, the portfolio management team generally uses a "bottom-up" approach. This approach focuses on individual security selection, rather than relying on interest rate forecasts. The team uses an active process in selecting securities.
- The team assigns a relative value, based on creditworthiness, cash flow and price, to each bond.
- The team uses credit analysis to determine the issuer's ability to fulfill its contracts.
- Each bond is compared with a U.S. Treasury instrument to develop a theoretical intrinsic value. The team looks to exploit any inefficiencies between intrinsic value and market trading price.
- The fund subordinates sector weightings to individual bonds that may add above-market value.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of five to ten years.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 80% of net assets in municipal securities which pay interest exempt from federal income tax and at least 65% of total assets in municipal bonds. Certain of these securities have variable and floating rates of interest or include "put" features providing the fund the right to sell the securities at face value prior to maturity. This could shorten the fund's dollar weighted average portfolio maturity. The fund may invest 25% or more of its total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The fund invests primarily in high quality bonds and may invest in bonds which are considered lower investment grade by one of the major rating agencies, or considered equivalent in rating by the investment adviser. Up to 20% of the fund's total assets may be invested in certain taxable securities in order to maintain liquidity. Securities may be purchased on a when-issued basis.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE RISKS As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Adverse economic conditions or changing circumstances are more likely to affect the ability of a lower grade bond to pay principal and interest than a higher grade bond.

DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

TAX LIABILITY RISK. Distributions by a fund that are derived from income from taxable securities held by the fund will generally be taxable to shareholders as ordinary income. There is a risk that a greater percentage of the fund's investments will produce taxable income, resulting in a lower tax-adjusted return. New federal or state legislation could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders. In addition, distribution of the fund's income and gains will generally be subject to state taxation.

PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BOND RISKS. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

WHEN-ISSUED SECURITIES. The market value of the securities purchased on a when-issued basis may change before the securities are delivered.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     6  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the Lehman 5 year G.O. Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            1994                 4.79
1995                               21.44
1996                               11.93
1997                                -4.7
1998                                 3.9
This is sample data, waiting
for
actual data points.

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199


       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     7  Prospectus - Mutual Funds

Fund Descriptions

SHORT-TERM MUNICIPAL BOND FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY
The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. To pursue this objective, the fund invests primarily in investment grade short-term fixed income securities that pay interest exempt from federal income tax.

In managing the fund, the portfolio management team generally uses a "bottom-up" approach. This approach focuses on individual security selection, rather than relying on interest rate forecasts. The team uses an active process in selecting securities.
- The team assigns a relative value, based on creditworthiness, cash flow and price, to each bond.
- The team uses credit analysis to determine the issuer's ability to fulfill its contracts.
- Each bond is compared with a U.S. Treasury instrument to develop a theoretical intrinsic value. The team looks to exploit any inefficiencies between intrinsic value and market trading price.
- The fund subordinates sector weightings to individual bonds that may add above-market value.

PORTFOLIO MATURITY
The team intends to maintain a dollar weighted effective average portfolio maturity of no longer than three years.

PRINCIPAL HOLDINGS
Under normal conditions, the fund invests at least 80% of net assets in short-term municipal securities which pay interest exempt from federal income taxes and at least 65% of total assets in municipal bonds. Certain of these securities have variable and floating rates of interest or include "put" features providing the fund the right to sell the securities at face value prior to maturity. This could shorten the fund's dollar weighted average portfolio maturity. The fund may invest 25% or more of its total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The fund invests primarily in high quality bonds and may invest in bonds which are considered lower investment grade by one of the major rating agencies, or considered equivalent in rating by the investment adviser. Up to 20% of the fund's total assets may be invested in certain taxable securities in order to maintain liquidity. Securities may be purchased on a when-issued basis.

INVESTMENT RISKS
You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE RISKS. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Adverse economic conditions or changing circumstances are more likely to affect the ability of a lower grade bond to pay principal and interest than a higher grade bond.

TAX LIABILITY RISK. Distributions by a fund that are derived from income from taxable securities held by the fund will generally be taxable to shareholders as ordinary income. There is a risk that a greater percentage of the fund's investments will produce taxable income, resulting in a lower tax-adjusted return. New federal or state legislation could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders. In addition, distribution of the fund's income and gains will generally be subject to state taxation.

PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BOND RISKS. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

WHEN-ISSUED SECURITIES. The market value of the securities purchased on a when-issued basis may change before the securities are delivered.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     8  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the IBC Financial All Tax-Free Average Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            1994                 4.79
1995                               21.44
1996                               11.93
1997                                -4.7
1998                                 3.9
This is sample data, waiting
for
actual data points.

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199


       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees....................................      x.xx%
Distribution (12b-1) and/or Service Fees.........       None
Other Expenses...................................      x.xx%
Reimbursements...................................
Total Annual Fund Operating Expenses.............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     9  Prospectus - Mutual Funds

Fund Descriptions

TOTAL RETURN BOND FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return consistent with the preservation of capital. To pursue this objective, the fund invests primarily in U.S. dollar-denominated investment grade bonds of domestic and foreign issuers.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of between five and ten years.

PRINCIPAL HOLDINGS

Under normal circumstances, the fund invests at least 65% of its total assets in U.S. dollar-denominated domestic and foreign investment grade bonds. Up to 35% of its total assets may be invested in cash, money market instruments and foreign bonds including issuers from emerging securities markets and below investment grade bonds. No more than 30% of the fund's total assets will be invested in foreign currency-denominated bonds. No more than 15% of the fund's assets may be invested in below investment grade bonds and no more than 10% may be invested in below investment grade bonds of issuers located in countries with emerging securities markets.

The fund may use certain techniques, including forward foreign currency exchange contracts, options and futures on currencies and currency swaps, to manage its exposure to fluctuations in currency exchange rates and, in some circumstances, to seek to profit from exchange rate fluctuations.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE RISKS. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. In addition, the lower rated debt securities in which the fund invests are considered highly speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.

DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

FOREIGN RISKS. To the extent that the fund invests in the securities of foreign companies, it will be subject to the additional risks of foreign investing. Prices of foreign securities may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign companies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging securities markets.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     10  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees....................................      x.xx%
Distribution (12b-1) and/or Service Fees.........       None
Other Expenses...................................      x.xx%
Reimbursements...................................
Total Annual Fund Operating Expenses.............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     11  Prospectus - Mutual Funds

Fund Descriptions

HIGH YIELD BOND FUND
----------------------------------------

INVESTMENT OBJECTIVES AND STRATEGY

The fund seeks high current income and, as a secondary objective, capital appreciation. To pursue these objectives, the fund invests primarily in U.S. dollar-denominated high yield bonds of domestic and foreign issuers.

In managing the fund, the portfolio manager generally uses a "top-down" approach to picking securities. This approach focuses on neutral yield curve distribution, careful cash flow and total return analysis, and broad diversification among countries, sectors, industries and individual issuers in an effort to provide higher income and manage risk. The portfolio manager uses an active process which emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in below investment grade bonds.
- The portfolio manager analyzes economic conditions for improving or undervalued sectors and industries.
- The fund uses independent credit research and on-site management visits to evaluate individual issues' debt service, growth rate, and both downside and upgrade potential.
- The portfolio manager assesses new issues versus secondary market opportunities.
- The fund seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credits.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of five to ten years.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in U.S. dollar-denominated domestic and foreign convertible and non-convertible fixed income securities. These securities may include U.S. Treasury, corporate, mortgage-backed, taxable municipal and tax-exempt municipal bonds. The fund's investments in these securities may be of any credit quality and may include securities not paying interest currently, zero coupon bonds, pay in-kind securities and securities in default. The fund may invest up to 35% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the portfolio manager determines that securities meeting the fund's investment objectives are not otherwise readily available for purchase.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE RISKS. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. In addition, the lower rated debt securities in which the fund invests are considered highly speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.

DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

FOREIGN RISKS. The fund is subject to the additional risks of foreign investing, even though the fund only buys U.S. dollar-denominated foreign securities. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks are more severe for securities of issuers in emerging securities markets.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

PORTFOLIO MANAGEMENT

The fund is managed by Curtiss O. Barrows. Prior to joining Morgan Grenfell Inc. in March 1998, Mr. Barrows managed the Phoenix High-Yield Fund at Phoenix Duff & Phelps for the past 13 years.

--------------------------------------------------------------------------------

                                     12  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       None
Other Expenses........................      x.xx%
Total Annual Fund Operating
Expenses..............................      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       None
Other Expenses..................................      x.xx%
Reimbursements..................................
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     13  Prospectus - Mutual Funds

Fund Descriptions

SMALLER COMPANIES FUND
----------------------------------------

INVESTMENT OBJECTIVES AND STRATEGY

The fund seeks capital appreciation, with current income as a secondary objective. To pursue these objectives, the fund invests primarily in equity securities of U.S. small capitalization companies.

In managing the fund, the portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than industry selection. The team uses an active process which combines financial analysis with company visits to evaluate management and strategies.
- The team focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.
- The team emphasizes individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.
- The team generally seeks companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.
- The team screens the bottom 20% of the total domestic equity market capitalization for smaller companies with growth and profitability.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization companies. Morgan Grenfell defines the small capitalization equity securities universe as the bottom 20% of the total domestic equity market capitalization, using a minimum market capitalization of $10 million. Up to 35% of the fund's total assets may be invested in investment grade fixed income securities, securities of medium and large capitalization companies and in cash. Up to 5% of the fund's net assets may be invested in the securities of foreign issuers.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or a particular company, industry or sector of the market. An adverse event, such as an unfavorable earnings report, may affect the value of a particular company's stock. In addition, performance may be affected because the stocks of smaller cap companies may be out of favor with investors who prefer value stocks or large capitalization stocks.

SMALL CAP RISKS. The fund's performance may be more volatile because it invests primarily in small capitalization stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     14  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the S&P 600 Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            1994                 4.79
1995                               21.44
1996                               11.93
1997                                -4.7
1998                                 3.9
This is sample data, waiting
for
actual data points.

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199


       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       None
Other Expenses........................      x.xx%
Total Annual Fund Operating
Expenses..............................      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       None
Other Expenses..................................      x.xx%
Reimbursements..................................
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     15  Prospectus - Mutual Funds

Fund Descriptions

MICROCAP FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY
The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of U.S. micro capitalization growth-oriented companies.

In managing the fund, the portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than industry selection. The team uses an active process which combines financial analysis with company visits to evaluate management and strategies.
- The team focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate performance potential.
- The team emphasizes individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.
- The team generally seeks companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.
- The team screens the bottom 5% of the total domestic equity market capitalization for micro cap companies with growth profitability.

PRINCIPAL HOLDINGS
Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of U.S. micro capitalization companies and securities convertible into such stocks. Micro capitalization companies are ranked in the bottom 5% of the U.S. equity market in terms of market capitalization (at the time of investment). Up to 25% of the fund's total assets may be invested in the securities of foreign companies that would be considered in the bottom 5% in terms of market capitalization in the U.S. equity market. The fund may invest up to 35% of its assets in high quality debt instruments and money market instruments with remaining maturities of one year or less, including repurchase agreements. In addition, the fund may invest up to 5% of its net assets in non-convertible bonds and preferred stocks that are considered high quality. To the extent that the fund invests in foreign securities, it may enter into forward currency exchange contracts and buy and sell currency options to hedge against currency exchange rate fluctuations.

INVESTMENT RISKS
You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or a particular company, industry or sector of the market. An adverse event, such as an unfavorable earnings report, may affect the value of a particular company's stock. In addition, the stocks of micro cap companies may be out of favor with investors who prefer value stocks or larger capitalization stocks.

MICRO CAP RISKS. The fund's performance may be significantly more volatile because it invests primarily in micro capitalization stocks. Small and micro capitalization companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Such stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

FOREIGN RISKS. To the extent that the fund invests in the securities of foreign companies, it will be subject to the additional risks of foreign investing. Prices of foreign securities may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign companies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging securities markets.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     16  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the Russell 2000 Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            1994                 4.79
1995                               21.44
1996                               11.93
1997                                -4.7
1998                                 3.9
This is sample data, waiting
for
actual data points.

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     17  Prospectus - Mutual Funds

Fund Descriptions

LARGE CAP GROWTH FUND
----------------------------------------

INVESTMENT OBJECTIVES AND STRATEGY

The fund seeks capital appreciation, with current income as a secondary objective. To pursue these objectives, the fund invests primarily in equity securities of U.S. large capitalization companies.

When managing the fund, the portfolio management team will generally use a "bottom-up" approach to picking stocks. This approach will focus on individual stock selection rather than industry selection. The team uses an active process which combines financial analysis with company visits to evaluate management and strategies.
- The team seeks companies that offer significant potential for capital growth, but with less risk than investments in smaller capitalization companies.
- The team looks for companies whose earnings it believes will grow both faster than inflation and faster than the economy in general.
- The team considers a number of company-specific factors, including quality of management, a leading or dominant position in a major product line, a sound financial position, and a relatively high rate of return on invested capital so that future growth can be financed from internal sources.
- The team considers a company's record of dividend payments and the likelihood that the company will pay dividends in the future.

PRINCIPAL INVESTMENTS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of U.S. large capitalization companies. Large capitalization companies are those ranked in the top 60% of the total U.S. equity market capitalization. Up to 35% of the fund's total assets may be invested in investment grade fixed income securities, equity securities of small and medium capitalization companies, and cash. The fund may invest up to 5% of its net assets in the securities of foreign companies.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or a particular company, industry or sector of the market. An adverse event, such as an unfavorable earnings report, may affect the value of a particular company's stock.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     18  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       None
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       None
Other Expenses.....................................      x.xx%
Reimbursements.....................................
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     19  Prospectus - Mutual Funds

MORE ABOUT RISK
----------------------------------------

EQUITY SECURITIES
Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

FIXED INCOME SECURITIES (BONDS)
Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, banker's acceptances, repurchase agreements and other short-term debt securities.

The payment of principal and interest on a private activity or industrial development bond is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES
Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

The funds may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund's dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories or receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, the Fixed Income Fund and the Short-Term Fixed Income Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

CREDIT QUALITY
Fixed Income securities are investment grade if:
- They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
- They have received a comparable short-term or other rating.
- They are unrated securities that the adviser believes to be of comparable quality to rated investment grade securities.

If a security receives different ratings, a fund will treat the security as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties of OTC derivative contracts.

DERIVATIVE CONTRACTS
The funds may, but are not required to, use derivative contracts for any of the following purposes:
- To hedge against adverse changes in the market value of securities held by or to be bought for a fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
- As a substitute for purchasing or selling securities or foreign currencies.
- To shorten or lengthen the effective maturity or duration of a fund's fixed income portfolio.
- In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

--------------------------------------------------------------------------------

                                     20  Prospectus - Mutual Funds

--------------------------------------------------------------------------------

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Counterparties to OTC derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

LEVERAGE RISKS. Because of borrowing or investments in derivative contracts, a fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor asset allocation or investment decisions.

CORRELATION RISKS. Changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

FOREIGN SECURITIES
Each of the funds, other than the Municipal Funds, may invest in foreign securities. The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less government regulation than U.S. securities markets.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
Each of the funds may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.

DEFENSIVE INVESTING
Each fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a fund takes a temporary defensive position, it may be unable to achieve its investment objectives.

LENDING SECURITIES
Each fund may lend its securities to broker-dealers for the purpose of receiving income. There is a potential for default from the borrower.

THE FUND'S INVESTMENT OBJECTIVES
The fund's board of trustees may change each fund's investment objectives without obtaining the approval of the fund's shareholders. A fund might not succeed in achieving its objectives.

PORTFOLIO TURNOVER
Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax costs, which could detract from a fund's performance.

YEAR 2000 PROBLEM
Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. The investment adviser is taking steps designed to address the Year 2000 problem and to obtain reasonable assurances that comparable steps are being taken by the funds' other major service providers. Although there can be no assurance that these systems will be properly adapted in time for the Year 2000, the adviser expects that they will be.

--------------------------------------------------------------------------------

                                     21  Prospectus - Mutual Funds

INVESTMENT ADVISER
----------------------------------------

ADVISER

The day-to-day operations of the funds, including investment decisions, have been delegated to the adviser, Morgan Grenfell Inc. located at 885 Third Avenue, New York, New York. Morgan Grenfell Inc. provides a full range of investment advisory services to institutional clients, and as of October 31, 1998, managed approximately 10.5 billion in assets. The adviser is responsible for making specific decisions to buy and sell portfolio securities for the funds. The adviser is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

As previously mentioned, the adviser has voluntarily agreed to reduce its advisory fee and to make arrangements to limit certain other expenses of each fund in order to limit the fund's operating expenses. For the fiscal period ended October 31, 1998, the funds paid the following investment adviser fees:

Morgan Grenfell Fixed Income Fund
Morgan Grenfell Short-Term Fixed Income Fund
Morgan Grenfell Municipal Bond Fund
Morgan Grenfell Short-Term Municipal Bond Fund
Morgan Grenfell Total Return Bond Fund
Morgan Grenfell High Yield Bond Fund
Morgan Grenfell Smaller Companies Fund
Morgan Grenfell Microcap Fund
Morgan Grenfell Large Cap Growth Fund

SUBADVISER

The Total Return Bond Fund is subadvised by Morgan Grenfell Investment Services Limited (MGIS), located at 20 Finsbury Circus, London, England. MGIS provides a full range of international investment advisory services to institutional clients, and as of October 31, 1998, managed approximately $12.1 billion in assets. The adviser pays the subadviser for its services, not the fund.

Morgan Grenfell Inc. and MGIS are subsidiaries of Morgan Grenfell Asset Management, Ltd. (MGAM), which is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

PORTFOLIO MANAGEMENT

Each of the funds, except for the High Yield Bond Fund, is managed by a committee made up of investment professionals and analysts employed by the adviser. These committees make all of the funds' investment decisions.

--------------------------------------------------------------------------------

                                     22  Prospectus - Mutual Funds

Managing Your Investment

BUYING AND SELLING SHARES
----------------------------------------

BUYING AND SELLING SHARES THROUGH A PLAN

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

BUYING AND SELLING SHARES THROUGH A BROKER

Each fund has authorized brokers to accept purchase and redemption orders on behalf of the fund. If you invest through a broker, you may be subject to minimums established by the broker. Also, you may be subject to transaction fees for buying or selling shares. When you buy or sell shares through a broker, it is the responsibility of the broker to forward the request to us. If we do not receive the request in a timely manner, you may not receive that day's NAV. Your financial professional will be able to assist you in establishing your fund account, buying and selling shares, and monitoring your investment.

To open an account without the help of a financial professional, please use the instructions on these pages.

BUYING AND SELLING SHARES DIRECTLY

SALES CHARGE. There is no sales charge for buying institutional shares of the funds listed in this prospectus.

MINIMUM INITIAL INVESTMENT. The minimum initial investment is $250,000. We reserve the right to vary the initial investment amount at any time. We also reserve the right to waive the minimum initial investment amount at any time.

MINIMUM ADDITIONAL INVESTMENT. There is no minimum additional investment amount. We reserve the right to establish minimums for additional investments at any time.

Buying Shares for the First Time

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

BY MAIL. Complete the enclosed account application and mail it with a check to Morgan Grenfell Investment Trust.
BY WIRE. You must have an account with a commercial bank that is a member of the Federal Reserve System. We do not charge a wire fee, but your bank might.
- First, telephone 1-800-407-7301 to be assigned an account number.
- Even if you are purchasing shares by wire, you must promptly complete the account application accompanying this prospectus and send it to Morgan Grenfell Investment Trust.
- Specify your name, account number, taxpayer identification or social security number and address in the wire. Have the wire sent to:
      United Missouri Bank, N.A.
      ABA No. 10-10-00695
      For: Account Number 98-7052-395-7
      Further Credit: [appropriate fund name]

Buying Additional Shares

BY MAIL. Send a check along with either an order form or a letter stating the amount of investment to be made, the name of the fund you want to invest in, and your account number to Morgan Grenfell Investment Trust.

BY WIRE. We do not charge a wire fee, but your bank might. Specify your name, account number, taxpayer identification or social security number and address in the wire. Have the wire sent to:
       United Missouri Bank, N.A.
       ABA No. 10-10-00695
       For: Account Number 98-7052-395-7
       Further Credit: [appropriate fund name]

Selling Shares

BY MAIL. Specify the number of institutional shares you wish to sell, the name of the fund from which institutional shares are being redeemed, your account number, payment instructions, and the exact registration on the account. Send the information to Morgan Grenfell Investment Trust. Make sure you sign your letter. Additional information, such as a signature guarantee, may be required.

BY PHONE. If you have selected the optional telephone redemption privilege on your account application, you may redeem institutional shares of any fund, without charge, by calling 1-800-407-7301. Requests must be made before 4:00 p.m. Eastern Standard Time. After your request has been

      ALL CORRESPONDENCE SHOULD BE SENT TO:
BY REGULAR MAIL           BY OVERNIGHT MAIL
Morgan Grenfell           Morgan Grenfell
Investment Trust          Investment Trust
P.O. Box 419165           c/o DST Systems, Inc.
Kansas City, MO           CT-8 Tower
64141-6165                330 West 9th Street
                          Kansas City, MO 64105

--------------------------------------------------------------------------------

                                     23  Prospectus - Mutual Funds

Managing Your Investment

--------------------------------------------------------------------------------
verified, a check for the net amount will be mailed to the registered owner(s) at the address of record. It may be difficult to implement telephone redemptions in times of dramatic economic or market changes.

You may be asked to provide certain information that is unique to your account, in order for us to verify the authenticity of your phone call.

HOW SHARES ARE PRICED
The price you pay when you buy, or receive when you sell, is based upon the net asset value (NAV) of your fund. The NAV is calculated by dividing the net assets (total assets minus liabilities) of each fund class by the number of shares of that class outstanding. The NAV is calculated at the close of regular trading every day the New York Stock Exchange (NYSE) is open for business (generally 4:00 p.m., Eastern time). If the NYSE closes early, the fund will accelerate the calculation of NAV and transaction deadlines to the actual closing time. Shares will not be priced on holidays or other days on which the NYSE is closed for trading.

The fund uses a forward pricing procedure. Therefore, the price at which you buy or sell shares is based on the next calculation of the NAV after the order is received.

Certain shares held by the funds are listed on foreign exchanges and trade at times and on days when the New York Stock Exchange is closed. As a result, the net asset value of each class of each fund may be significantly affected by such trading and at times and on days when you have no ability to redeem shares of the fund.

If the adviser believes that an asset's market value does not reflect its fair value, then the Board of Trustees, in good faith, will determine fair market value.

PAYMENT OF REDEMPTION PROCEEDS
BY MAIL. When you sell shares, the proceeds will be wired to the bank account you designated on the account application, unless payment by check has been requested. Normally, redemption proceeds will be wired no more than seven days after the transfer agent receives the appropriate redemption request documents, including any additional documentation we may ask for, to verify the authenticity of your request. Frequently, the proceeds will be wired on the next Business Day after receipt of such documents.

BY WIRE. You may receive your redemption proceeds by Federal Reserve wire or Automated Clearing House (ACH) wire. Redemption requests by federal wire cannot be made on federal holidays. Transactions made by ACH will not be posted to a shareholder's bank account until the second business day following the transaction. We do not charge a wire fee, but your bank might.

If you wish to change the bank designated to receive redemption proceeds, you or an authorized representative must send a signed written request to the transfer agent. The signature must be guaranteed by a bank, a member of a national stock exchange, or another eligible institution. The transfer agent may require additional documentation in connection with your request. Please contact the transfer agent for more information.

The payment of redemption proceeds for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

You may redeem shares in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period. Redemptions in excess of this limitation may be made in-kind. Please see the SAI for more information.

      ALL CORRESPONDENCE SHOULD BE SENT TO:
BY REGULAR MAIL           BY OVERNIGHT MAIL
Morgan Grenfell           Morgan Grenfell
Investment Trust          Investment Trust
P.O. Box 419165           c/o DST Systems, Inc.
Kansas City, MO           CT-8 Tower
64141-6165                330 West 9th Street
                          Kansas City, MO 64105

--------------------------------------------------------------------------------

                                     24  Prospectus - Mutual Funds

Managing Your Investment

HOLDING SHARES
----------------------------------------

EXCHANGING SHARES
Institutional shares of one fund can be exchanged for institutional shares of any other Morgan Grenfell fund in amounts as low as $50,000. Be sure to read the prospectus relating to the institutional shares of the fund you wish to acquire and consider its investment objective, policies and fees before making an exchange into that fund.
An exchange of a fund's shares for shares of another fund will be treated as a sale of the fund's shares and a gain on the transaction may be subject to federal income tax.
BY MAIL.  Send a written request to Morgan Grenfell Investment Trust.
BY PHONE.  Telephone 1-800-550-6426 to speak to a Representative.

DIVIDENDS AND DISTRIBUTIONS
Each of the funds described in this prospectus pays dividends from net investment income and net capital gains to shareholders, at least annually. Your share of the income and capital gains the fund distributes is based on the number of shares you own. You can receive your distributions in cash or reinvest them in the same fund. You may change this preference at any time by notifying us in writing. If no election is made, all dividends and capital gain distributions will be reinvested in the same fund.
The fund's distributions, whether received in cash or reinvested in additional shares of the fund, may be subject to federal, state and local tax.

TAX CONSIDERATIONS
This tax information is general in nature and may not apply to certain tax-deferred accounts or other non-taxable entities. You should consult your tax adviser to discuss how investing in the funds described in this prospectus will affect your personal tax situation.
As a shareholder, you will generally pay taxes on the dividends and distributions you receive, whether they are received in cash or reinvested. Selling or exchanging shares or receiving dividends and distributions will create tax liability. The following demonstrates how various transactions are taxed for federal income tax purposes.

DISTRIBUTION
RECEIVED:                              TREATED AS:
Income Dividends and   Ordinary income
Short-term capital
gains distributions

Long-term capital      Capital gains (generally
gains distributions    taxed at a maximum of 20%)
(over 12 months)

Selling or exchanging  Generally, capital gains or
shares owned more      losses
than a year

Selling or exchanging  For gains: short-term
shares owned one year  capital gains; For losses:
or less than a year    special rules apply. Please
                       consult your tax adviser or
                       see the SAI.

The Municipal Bond Fund intends to distribute the tax-exempt interest it earns as "exempt-interest dividends," which are excluded from gross income for federal income tax purposes but may be subject to state and local tax. The fund will also at times distribute dividends from taxable interest and other sources which would be taxable as described above.

If you buy shares of a fund right before it makes a taxable dividend or distribution, part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage since you will pay tax on the dividend but will not have shared in the increase in NAV of the fund.

If you sell shares at a loss for tax purposes and invest in a substantially similar investment within a 61 day period beginning 30 days before and ending 30 days after the sale date, the sale is generally considered a "wash sale" and you will be unable to claim a tax loss.

Every year, the fund will send you information detailing the amount of income and capital gains distributed to you for the previous year and the proceeds of your redemptions (including exchanges).

If you fail to furnish your correct taxpayer identification number and required certifications, you may be subject to a 31% backup withholding tax.

Foreign investors are subject to different tax rules and may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends. Unless a current IRS Form W-8 or acceptable substitute is on file, backup withholding on certain other payments may apply as well.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

--------------------------------------------------------------------------------

                                     25  Prospectus - Mutual Funds

FINANCIAL HIGHLIGHTS
----------------------------------------
The financial highlights table is intended to help you understand the funds' financial performance for the past 5 years, or, if shorter, the period of the funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the Statement of Additional Information (SAI) and annual report, which is available on request.

                                 [Copy to come]

--------------------------------------------------------------------------------

                                     26  Prospectus - Mutual Funds

                           MORGAN GRENFELL INVESTMENT TRUST
                          MUTUAL FUNDS / INSTITUTIONAL SHARES
                               ACCOUNT APPLICATION FORM


----------------------------------------------------------------------------------------------------------------------------------
/A/ REGISTRATION                                     (PLEASE PRINT ALL ITEMS EXCEPT SIGNATURES)
    (COMPLETE ONE)          1.                                                                               -
    CORPORATIONS,             ------------------------------------------------------------------------   -------------------------
    PARTNERSHIPS,             Name of Corporation or Entity. If a trust, include Name(s) of Trustee(s)         Tax I.D. Number
    TRUSTS & OTHERS
    LINES 1 & 2            2. Type of Registration          / /  Corporation         / / Trust
                                                           / /  Partnership         / / Other

    INDIVIDUAL
    USE LINE 3             3. Individual                                                                     -    -
                                        -------------------------------------------------------------   --------------------------
                                        First Name   Initial                   Last Name                   Social Security Number

                                        U.S. Citizen or Resident?     Yes / /     No / /

    JOINT ACCOUNT          4. Joint Names                                                                    -    -
    LINES 3 & 4                        -------------------------------------------------------------   ---------------------------
                                        First Name   Initial                   Last Name                  Social Security Number

                                        U.S. Citizen or Resident?     Yes / /     No / /

    GIFT/TRANSFER          5. Uniform Gift/Transfer to Minor                        as custodian for
    TO MINOR                                               ----------------------
    LINES 5, 6 & 7         6.                                                         under the
                              -------------------------------------------------------            ---------------------------------
                              Minor's Name                                                         Minor's Social Security Number

                           7.                                                          Uniform Gift/Transfer to Minors Act
                              -------------------------------------------------------
                              State

----------------------------------------------------------------------------------------------------------------------------------

                             -----------------------------------------------------------------------------------------------------
/B/ MAILING                  Street or P.O. Box
    ADDRESS
                             -----------------------------------------------------------------------------------------------------
                             City                    State            Zip Code            Home Telephone         Daytime Telephone

                             -----------------------------------------------------------------------------------------------------
    DUPLICATE CONFIRMATION/  Street or P.O. Box
    STATEMENT SENT TO:
                             ------------------------------------------------------------------------------------------------------
                             City                    State            Zip Code            Home Telephone          Daytime Telephone

-----------------------------------------------------------------------------------------------------------------------------------
/C/ FUND                     For each Fund in which you wish to invest, please enter the amount of your investment and check the
    SELECTION &              corresponding box.
    INITIAL
    INVESTMENT               MINIMUM INVESTMENT: $250,000 PER FUND.                                            AMOUNT
                                                                                                               ------
                                (361) / /  Morgan Grenfell Fixed Income Fund                                $ _________
                                (360) / /  Morgan Grenfell Municipal Bond Fund                              $ _________
                                (358) / /  Morgan Grenfell Short-Term Fixed Income Fund                     $ _________
                                (359) / /  Morgan Grenfell Short-Term Municipal Bond Fund                   $ _________
                                (362) / /  Morgan Grenfell Smaller Companies Fund                           $ _________
                                (363) / /  Morgan Grenfell Microcap Fund                                    $ _________
                                (990) / /  Morgan Grenfell High Yield Bond Fund                             $ _________
                                (993) / /  Morgan Grenfell Total Return Bond Fund                           $ _________

                             / / Enclosed is my check (payable to the appropriate Fund name)        Total   $
                                                                                                             ----------
                                                                                                             ----------

                             / / In order to obtain wiring instructions - (PLEASE CALL 1-800-407-7301 PRIOR TO SENDING)*

                              * An account number is necessary prior to wiring money and must be included in instructions and below.

                              Account Number:
                                              ---------------

-----------------------------------------------------------------------------------------------------------------------------------

/D/ FED WIRE                 Check one only, if none are     / /  All redemption proceeds will be sent by Fed wire net of wire
    & AUTOMATED              checked all redemptions              charges unless Morgan Grenfell Investment Trust, P.O. Box
    CLEARING HOUSE           will be sent by an ACH               419165, Kansas City, MO 64141-6165 is notified in writing to
    ("ACH")                  transaction.                         execute redemptions by ACH transaction.
    INFORMATION
                                                             / /  All redemption proceeds will be executed by an ACH transaction unless Fed wire is requested by either calling 1-800-407-7301 or by notifying Morgan Grenfell Investment Trust, P.O. Box 419165,
                                                                  Kansas City, MO 64141-6165 in writing.  There is no charge for
                                                                  ACH transactions.


                          Automated Clearing House (ACH) redemptions must be executed by telephone authorization by calling
                          1-800-407-7301.  Generally the  proceeds of redemptions will be deposited in your bank account within three business days after your call

                          Shareholders purchasing shares of the Fund(s) by Fed wire must request their bank to transmit the funds to:  United Missouri Bank, N.A.; ABA #10-10-00695;  For Account Number 98-7052-395-7;  Further Credit
                          [appropriate Fund name]  The shareholder's name and account number must be specified in the wire

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

/D/ (CONTINUED)           All Fed wire and ACH transactions will be sent as indicated below.  There will be no charge for ACH
    FED WIRE              redemptions.  Fed wire redemptions will be sent net of wire charges.  Any changes in Fed wire or ACH
    & AUTOMATED           transactions must be made in writing to Morgan Grenfell Investment Trust, P.O. Box 419165, Kansas
    CLEARING HOUSE        City, MO 64141-6165.  Please allow one month for ACH instructions to be effective.  All activity
    ("ACH")               prior to ACH instructions being effective will be done by Fed wire
    INFORMATION
                          NOTIFY YOUR BANK OF YOUR INTENT TO ESTABLISH THIS OPTION ON YOUR BANK ACCOUNT.

                          ---------------------------------------------------------------------------------------------------------
                          Bank Name                                                    Branch Office (if applicable)
    VOIDED PERSONAL
    CHECK MUST BE         ---------------------------------------------------------------------------------------------------------
    ATTACHED              Bank Address (Do not use P.O. Box)            City                                State          Zip Code

                          ---------------------------------------------------------------------------------------------------------
                          Bank Wire Routing Number               Name(s) on Your Bank Account         Your Bank Account Number

-----------------------------------------------------------------------------------------------------------------------------------
/E/ DIVIDENDS             Check one only; if none          / / All dividend income and capital gains reinvested
    AND                   are checked all dividend         / / All dividend income and capital gains paid by ACH transaction
    CAPITAL GAINS         income and capital gains,        / / Capital gains paid by ACH transaction and dividend income reinvested
    DISTRIBUTIONS         if any, will be reinvested.      / / Dividend income paid by ACH transaction and capital gains reinvested

-----------------------------------------------------------------------------------------------------------------------------------
/F/ TELEPHONE             I (We) authorize DST Systems, Inc. to act upon instructions received by telephone from me (us) to redeem
    PRIVILEGE             shares or to exchange for shares of other Morgan Grenfell Investment Trust.  I(We) understand an
    REDEMPTION'S;         exchange is made by redeeming shares of one Fund and using the proceeds to buy shares of another Fund.
    EXCHANGE BETWEEN      If there is an exchange, the account registration for the other Fund automatically will be the same as
    PORTFOLIOS            set forth above.  Redemptions proceeds will be sent via ACH transaction, unless I (we) have elected the
                          Fed wire redemption privilege (Item D).

-----------------------------------------------------------------------------------------------------------------------------------
/G/ CLIENT                1. I (We) have full right, power, authority and legal capacity, and am (are) of legal age in my (our)
    AGREEMENT             state of residence to purchase shares of the Fund.  I (We) affirm that I (we) have received and read the current prospectus of the Fund and agree to its terms.  I (We) understand the investment objectives and program, and have determined that the Fund is a suitable investment, based upon my (our) investment needs and financial situation.  I (We) agree that DST Systems, Inc. or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine.

                          2. I (We) understand that the authorization(s), with respect to Wire Redemptions are subject to the conditions and limitations set forth in the current prospectus.  I (We) ratify any instructions given, pursuant to the above authorization(s) and agree that DST Systems, Inc.  or any of its affiliates, officers, directors or employees will not be liable for any loss liability, cost or expense for acting upon instructions, when believed to be genuine.

                          3. I (We) understand and acknowledge that a return on the Morgan Grenfell Investment Trust Fund(s) is
                          (are) not guaranteed.

                          4. This Agreement shall be governed by the laws of the Commonwealth of Pennsylvania.

                          5. Morgan Grenfell Inc. has full authority to purchase and redeem shares of the mutual fund portfolios if full investment discretion has been provided to Morgan Grenfell by a separate agreement.

                          / / CHECK THIS BOX IF FULL INVESTMENT DISCRETION HAS BEEN PROVIDED TO MORGAN GRENFELL BY A SEPARATE
                              AGREEMENT.

-----------------------------------------------------------------------------------------------------------------------------------
/H/ SIGNATURES            Taxpayer Identification Number Certification (See Appendices to Prospectus for Instructions).
   AND BACK-UP            Under the penalties of perjury, I certify the following:
   WITHHOLDING            1. The number shown on this form is my correct taxpayer identification number.
  CERTIFICATION           2. I am exempt from back-up withholding or I am not subject to backup withholding as a result of receiving notice from the Internal Revenue Service (IRS) that such withholding applies due to a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to back-up withholding.

                          The Internal Revenue Service does not require your consent to any provision of this document other than certifications required to  avoid backup withholding.

                          ----------------------------------------------        ---------           -------------------------------
                          Individual (or Custodian)                             Date                Joint Registration, if any

                          ----------------------------------------------        ---------           -------------------------------
                          Corporate Officer, Partner, Trustee, etc.             Date                Title

                          * YOU MUST CROSS OUT ITEM 2 ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                            BACK-UP WITHHOLDING

-----------------------------------------------------------------------------------------------------------------------------------
BROKER USE ONLY:          DEALER NAME:                                              DEALER NUMBER:
                                      ------------------------------------------                  ---------------------------------
                          DEALER ADDRESS:
                                         ---------------------------------------

                                         ---------------------------------------

                          REPRESENTATIVE NAME:                                      REPRESENTATIVE BRANCH:
                                              ----------------------------------                          -------------------------
                          REPRESENTATIVE SIGNATURE:
                                                  ------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   MAIL COMPLETED APPLICATION FORM TO:                                                           FOR ASSISTANCE CALL :
    MORGAN GRENFELL INVESTMENT TRUST                                                                1-800-550-MGAM
          P.O. BOX 419165
     KANSAS CITY, MO 64141-6165                                                 BEFORE INVESTING, PLEASE READ PROSPECTUS CAREFULLY
-----------------------------------------------------------------------------------------------------------------------------------

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The annual report also includes the report of the fund's independent accountants.

The Statement of Additional Information (SAI) is a supplement to this prospectus. The SAI contains further information about a fund and its investment limitations and policies. It also includes the most recent annual report and the independent accountant's report. A current SAI for the funds is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

You can obtain a free copy of the current annual/semi-annual report, the SAI, and other information and answers to questions about the funds are available by contacting:

Morgan Grenfell Investment Trust
No-Load Open-End Funds
Institutional Shares
885 Third Avenue
New York, New York 10022

Telephone: 1-800-555-1212
Internet:

Information about a fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330.

Copies of information can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

Or you can visit the SEC Web site at: www.sec.gov
Registration Number: 811-8006

--------------------------------------------------------------------------------

                                     27  Prospectus - Mutual Funds

                                                             MORGAN GRENFELL
                                                            INVESTMENT TRUST


Prospectus March 1, 1999


                                     [MAP]


                                                   Service Shares


The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                                 MORGAN GRENFELL
                                                                INVESTMENT TRUST

  CONTENTS

    ----------------------------------------------------------------------------

                                                                  INVESTING IN MORGAN GRENFELL
                                                                          MUTUAL FUNDS

                                                    FUND DESCRIPTIONS
                                                    FIXED INCOME FUNDS
                                                      Fixed Income................................          2
                                                      Short-Term Fixed Income.....................          4
                                                      Municipal Bond..............................          6
                                                      Short-Term Municipal Bond...................          8
                                                      Total Return Bond...........................         10
                                                      High Yield Bond.............................         12
A FUND BY FUND LOOK AT INVESTMENT OBJECTIVES AND
STRATEGIES, RISKS AND EXPENSES.

                                                    EQUITY FUNDS
                                                      Smaller Companies...........................         14
                                                      Microcap....................................         16
                                                      Large Cap Growth............................         18

                                                    MORE ABOUT RISK...............................         20

AN OVERVIEW OF SECURITIES THAT MAY BE PURCHASED
AND INVESTMENT TECHNIQUES THAT MAY BE USED BY THE
FUNDS AND THEIR RISKS.                              INVESTMENT ADVISER
                                                      Portfolio Management........................         22

                                                    MANAGING YOUR INVESTMENT
                                                    BUYING AND SELLING SHARES
                                                      Service Plan................................         23
                                                      Buying and Selling Shares Through Your
                                                        Service Organization......................         23
                                                      How Shares are Priced.......................         23
                                                      Payment of Redemption Proceeds..............         23
                                                    HOLDING SHARES
                                                      Exchanging..................................         24
                                                      Dividends and Distributions.................         24
                                                      Tax Considerations..........................         24
                                                    FINANCIAL HIGHLIGHTS..........................         25
POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING
AND CLOSING AN ACCOUNT IN ANY FUND.

--------------------------------------------------------------------------------

                                        Prospectus - Mutual Funds

          WITH MORE THAN $150 BILLION IN ASSETS UNDER MANAGEMENT, INCLUDING $29 BILLION MANAGED FOR NORTH AMERICAN CLIENTS, MORGAN GRENFELL ASSET MANAGEMENT IS ONE OF THE WORLD'S FOREMOST INVESTMENT MANAGEMENT ORGANIZATIONS. WE COVER ALL MAJOR INVESTMENT REGIONS, LEVERAGING THE EXPERTISE OF 250 PORTFOLIO MANAGERS AND ANALYSTS ACROSS THE GLOBE.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE FIXED INCOME FUNDS:

-  those who are investing for income
-  those who want higher potential returns than a money market fund

WHO MAY NOT WANT TO INVEST IN THE FIXED INCOME FUNDS:

-  those who are making short-term investments
-  those who are not willing to accept more risk than a money market fund

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS:

-  those who are pursuing a long-term goal
-  those who are seeking an investment with the potential to outpace inflation

WHO MAY NOT WANT TO INVEST IN THE EQUITY FUNDS:

-  those who require regular income or stability of principal
- those who are pursuing a short-term goal or are investing their emergency funds

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

                                     1  Prospectus - Mutual Funds

Fund Descriptions

FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks a high level of income consistent with the preservation of capital. To pursue this objective, the fund invests primarily in investment grade fixed income securities.

In managing the fund, the portfolio management team generally uses a "bottom-up" approach. The team focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts. The team uses an active process which relies heavily on individual issue selection.
- The team assigns a relative value, based on creditworthiness, cash flow and price, to each bond.
- The intrinsic value of each issue is determined by examining credit, structure, option value and liquidity risk. The fund looks to exploit any inefficiencies between intrinsic value and market trading price.
- The team uses credit analysis to determine the issuer's ability to fulfill its contracts.
- The fund subordinates sector weightings to individual bonds that may add above-market value.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of five to ten years.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 80% of its assets in intermediate-term U.S. Treasury, corporate, mortgage-backed, asset-backed, taxable municipal and tax-exempt municipal bonds. The fund invests primarily in high quality debt securities and may invest up to 15% in fixed income securities rated lower investment grade by one of the major independent agencies, or considered equivalent in rating by the investment adviser. The fund may invest up to 25% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the adviser determines that securities meeting the fund's investment objective are not otherwise readily available for purchase.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE, PREPAYMENT AND EXTENSION RISK. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests in mortgage-related securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Adverse economic conditions or changing circumstances are more likely to affect the ability of a lower grade to pay principal and interest than a higher grade bond.

DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     2  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     3  Prospectus - Mutual Funds

Fund Descriptions

SHORT-TERM FIXED INCOME FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks a high level of income consistent with the preservation of capital. To pursue this objective, the fund invests primarily in investment grade short-term fixed income securities.

In managing the fund, the portfolio management team uses a "bottom-up" approach. The team focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts. The team uses an active process which relies heavily on individual issue selection.
- The team assigns a relative value, based on creditworthiness, cash flow and price, to each bond.
- The intrinsic value of each issue is determined by examining credit, structure, option value and liquidity risk. The fund looks to exploit any inefficiencies between intrinsic value and market trading price.
- The team uses credit analysis to determine the issuer's ability to fulfill its contracts.
- The fund subordinates sector weightings to individual bonds that may add above-market value.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of no longer than three years.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 80% of its assets in short-term U.S. Treasury, corporate, mortgage-backed, asset-backed, taxable municipal and tax-exempt municipal bonds. The fund invests primarily in high quality debt securities and may invest up to 15% in fixed income securities rated lower investment grade by one of the major independent agencies, or considered equivalent in rating by the investment adviser. The fund may invest up to 25% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the adviser determines that securities meeting the fund's investment objective are not otherwise readily available for purchase.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE, PREPAYMENT AND EXTENSION RISK. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests in mortgage-related securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Adverse economic conditions or changing circumstances are more likely to affect the ability of a lower grade to pay principal and interest than a higher grade bond.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     4  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     5  Prospectus - Mutual Funds

Fund Descriptions

MUNICIPAL BOND FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. To pursue this objective, the fund invests primarily in investment grade fixed income securities that pay interest exempt from federal income tax. In managing the fund, the portfolio management team generally uses a "bottom-up" approach. This approach focuses on individual security selection, rather than relying on interest rate forecasts. The team uses an active process in selecting securities.
- The team assigns a relative value, based on creditworthiness, cash flow and price, to each bond.
- The team uses credit analysis to determine the issuer's ability to fulfill its contracts.
- Each bond is compared with a U.S. Treasury instrument to develop a theoretical intrinsic value. The team looks to exploit any inefficiencies between intrinsic value and market trading price.
- The fund subordinates sector weightings to individual bonds that may add above-market value.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of five to ten years.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 80% of net assets in municipal securities which pay interest exempt from federal income tax and at least 65% of total assets in municipal bonds. Certain of these securities have variable and floating rates of interest or include "put" features providing the fund the right to sell the securities at face value prior to maturity. This could shorten the fund's dollar weighted average portfolio maturity. The fund may invest 25% or more of its total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The fund invests primarily in high quality bonds and may invest in bonds which are considered lower investment grade by one of the major rating agencies, or considered equivalent in rating by the investment adviser. Up to 20% of the fund's total assets may be invested in certain taxable securities in order to maintain liquidity. Securities may be purchased on a when-issued basis.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE RISKS. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Adverse economic conditions or changing circumstances are more likely to affect the ability of a lower grade bond to pay principal and interest than a higher grade bond.

DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

TAX LIABILITY RISK. Distributions by a fund that are derived from income from taxable securities held by the fund will generally be taxable to shareholders as ordinary income. There is a risk that a greater percentage of the fund's investments will produce taxable income, resulting in a lower tax-adjusted return. New federal or state legislation could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders. In addition, distribution of the fund's income and gains will generally be subject to state taxation.

PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BOND RISKS. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

WHEN-ISSUED SECURITIES. The market value of the securities purchased on a when-issued basis may change before the securities are delivered.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     6  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the Lehman 5 year G.O. Index 2. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     7  Prospectus - Mutual Funds

Fund Descriptions

SHORT-TERM MUNICIPAL FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. To pursue this objective, the fund invests primarily in investment grade short-term fixed income securities that pay interest exempt from federal income tax.

In managing the fund, the portfolio management team generally uses a "bottom-up" approach. This approach focuses on individual security selection, rather than relying on interest rate forecasts. The team uses an active process in selecting securities.
- The team assigns a relative value, based on creditworthiness, cash flow and price, to each bond.
- The team uses credit analysis to determine the issuer's ability to fulfill its contracts.
- Each bond is compared with a U.S. Treasury instrument to develop a theoretical intrinsic value. The team looks to exploit any inefficiencies between intrinsic value and market trading price.
- The fund subordinates sector weightings to individual bonds that may add above-market value.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of no longer than three years.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 80% of net assets in short-term municipal securities which pay interest exempt from federal income taxes and at least 65% of total assets in municipal bonds. Certain of these securities have variable and floating rates of interest or include "put" features providing the fund the right to sell the securities at face value prior to maturity. This could shorten the fund's dollar weighted average portfolio maturity. The fund may invest 25% or more of its total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The fund invests primarily in high quality bonds and may invest in bonds which are considered lower investment grade by one of the major rating agencies, or considered equivalent in rating by the investment adviser. Up to 20% of the fund's total assets may be invested in certain taxable securities in order to maintain liquidity. Securities may be purchased on a when-issued basis.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE RISKS. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. Adverse economic conditions or changing circumstances are more likely to affect the ability of a lower grade bond to pay principal and interest than a higher grade bond.

TAX LIABILITY RISK. Distributions by a fund that are derived from income from taxable securities held by the fund will generally be taxable to shareholders as ordinary income. There is a risk that a greater percentage of the fund's investments will produce taxable income, resulting in a lower tax-adjusted return. New federal or state legislation could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders. In addition, distribution of the fund's income and gains will generally be subject to state taxation.

PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BOND RISKS. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

WHEN-ISSUED SECURITIES. The market value of the securities purchased on a when-issued basis may change before the securities are delivered.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     8  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the IBC All Tax-Free Average Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       .25%
Other Expenses........................      x.xx%
Total Annual Fund Operating Expenses..      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       .25%
Other Expenses..................................      x.xx%
Reimbursements..................................
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     9  Prospectus - Mutual Funds

Fund Descriptions

TOTAL RETURN BOND FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks total return consistent with the preservation of capital. To pursue this objective, the fund invests primarily in U.S. dollar-denominated investment grade bonds of domestic and foreign issuers.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of between five and ten years.

PRINCIPAL HOLDINGS

Under normal circumstances, the fund invests at least 65% of its total assets in U.S. dollar-denominated domestic and foreign investment grade bonds. Up to 35% of its total assets may be invested in cash, money market instruments and foreign bonds including issuers from emerging securities markets and below investment grade bonds. No more than 30% of the fund's total assets will be invested in foreign currency-denominated bonds. No more than 15% of the fund's assets may be invested in below investment grade bonds and no more than 10% may be invested in below investment grade bonds of issuers located in countries with emerging securities markets.

The fund may use certain techniques, including forward foreign currency exchange contracts, options and futures on currencies and currency swaps, to manage its exposure to fluctuations in currency exchange rates and, in some circumstances, to seek to profit from exchange rate fluctuations.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE RISKS. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. In addition, the lower rated debt securities in which the fund invests are considered highly speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.

DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

FOREIGN RISKS. To the extent that the fund invests in the securities of foreign companies, it will be subject to the additional risks of foreign investing. Prices of foreign securities may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign companies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging securities markets.

NON-DIVERSIFIED STATUS. The fund is non-diversified. Compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. This will cause the fund to be more susceptible to developments affecting any single issuer of portfolio securities.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     10  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge........       None
Maximum Deferred Sales Charge.........       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees.........................      x.xx%
Distribution (12b-1) and/or Service
Fees..................................       .25%
Other Expenses........................      x.xx%
Total Annual Fund Operating Expenses..      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees...................................      x.xx%
Distribution (12b-1) and/or Service Fees........       .25%
Other Expenses..................................      x.xx%
Reimbursements..................................      x.xx%
Total Annual Fund Operating Expenses............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     11  Prospectus - Mutual Funds

Fund Descriptions

HIGH YIELD BOND FUND
----------------------------------------

INVESTMENT OBJECTIVES AND STRATEGY

The fund seeks high current income and, as a secondary objective, capital appreciation. To pursue these objectives, the fund invests primarily in U.S. dollar-denominated high yield bonds of domestic and foreign issuers.

In managing the fund, the portfolio manager generally uses a "top-down" approach to picking securities. This approach focuses on neutral yield curve distribution, careful cash flow and total return analysis, and broad diversification among countries, sectors, industries and individual issuers in an effort to provide higher income and manage risk. The portfolio manager uses an active process which emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in below investment grade bonds.
- The portfolio manager analyzes economic conditions for improving or undervalued sectors and industries.
- The fund uses independent credit research and on-site management visits to evaluate individual issues' debt service, growth rate, and both downside and upgrade potential.
- The portfolio manager assesses new issues versus secondary market opportunities.
- The fund seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credits.

PORTFOLIO MATURITY

The team intends to maintain a dollar weighted effective average portfolio maturity of five to ten years.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in U.S. dollar-denominated domestic and foreign convertible and non-convertible fixed income securities. These securities may include U.S. Treasury, corporate, mortgage-backed, taxable municipal and tax-exempt municipal bonds. The fund's investments in these securities may be of any credit quality and may include securities not paying interest currently, zero coupon bonds, pay in-kind securities and securities in default. The fund may invest up to 35% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the portfolio manager determines that securities meeting the fund's investment objectives are not otherwise readily available for purchase.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

INTEREST RATE RISKS. As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities. Also, as interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

CREDIT RISK. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or may have its credit rating downgraded. In addition, the lower rated debt securities in which the fund invests are considered highly speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.

DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

FOREIGN RISKS. The fund is subject to the additional risks of foreign investing, even though the fund only buys U.S. dollar-denominated foreign securities. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks are more severe for securities of issuers in emerging securities markets.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

PORTFOLIO MANAGEMENT

The fund is managed by Curtiss O. Barrows. Prior to joining Morgan Grenfell Inc. in March 1998, Mr. Barrows managed the Phoenix High-Yield Fund at Phoenix Duff & Phelps for the past 13 years.

--------------------------------------------------------------------------------

                                     12  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     13  Prospectus - Mutual Funds

Fund Descriptions

SMALLER COMPANIES FUND
----------------------------------------

INVESTMENT OBJECTIVES AND STRATEGY

The fund seeks capital appreciation, with current income as a secondary objective. To pursue these objectives, the fund invests primarily in equity securities of U.S. small capitalization companies.

In managing the fund, the portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than industry selection. The team uses an active process which combines financial analysis with company visits to evaluate management and strategies.
- The team focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.
- The team emphasizes individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.
- The team generally seeks companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.
- The team screens the bottom 20% of the total domestic equity market capitalization for smaller companies with growth and profitability.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization companies. Morgan Grenfell defines the small capitalization equity securities universe as the bottom 20% of the total domestic equity market capitalization, using a minimum market capitalization of $10 million. Up to 35% of the fund's total assets may be invested in investment grade fixed income securities, securities of medium and large capitalization companies and in cash. Up to 5% of the fund's net assets may be invested in the securities of foreign issuers.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or a particular company, industry or sector of the market. An adverse event, such as an unfavorable earnings report, may affect the value of a particular company's stock. In addition, performance may be affected because the stocks of smaller cap companies may be out of favor with investors who prefer value stocks or large capitalization stocks.

SMALL CAP RISKS. The fund's performance may be more volatile because it invests primarily in small capitalization stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     14  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the S&P 600 Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199


       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     15  Prospectus - Mutual Funds

Fund Descriptions

MICROCAP FUND
----------------------------------------

INVESTMENT OBJECTIVE AND STRATEGY

The fund seeks capital appreciation. To pursue this objective, the fund invests primarily in equity securities of U.S. micro capitalization growth-oriented companies.

In managing the fund, the portfolio management team generally uses a "bottom-up" approach to picking stocks. This approach focuses on individual stock selection rather than industry selection. The team uses an active process which combines financial analysis with company visits to evaluate management and strategies.
- The team focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate performance potential.
- The team emphasizes individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.
- The team generally seeks companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.
- The team screens the bottom 5% of the total domestic equity market capitalization for micro cap companies with growth and profitability.

PRINCIPAL HOLDINGS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of U.S. micro capitalization companies and securities convertible into such stocks. Micro capitalization companies are ranked in the bottom 5% of the U.S. equity market in terms of market capitalization (at the time of investment). Up to 25% of the fund's total assets may be invested in the securities of foreign companies that would be considered in the bottom 5% in terms of market capitalization in the U.S. equity market. The fund may invest up to 35% of its assets in high quality debt instruments and money market instruments with remaining maturities of one year or less, including repurchase agreements. In addition, the fund may invest up to 5% of its net assets in non-convertible bonds and preferred stocks that are considered high quality. To the extent that the fund invests in foreign securities, it may enter into forward currency exchange contracts and buy and sell currency options to hedge against currency exchange rate fluctuations.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or a particular company, industry or sector of the market. An adverse event, such as an unfavorable earnings report, may affect the value of a particular company's stock. In addition, the stocks of micro cap companies may be out of favor with investors who prefer value stocks or larger capitalization stocks.

MICRO CAP RISKS. The fund's performance may be significantly more volatile because it invests primarily in micro capitalization stocks. Small and micro capitalization companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Such stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

FOREIGN RISKS. To the extent that the fund invests in the securities of foreign companies, it will be subject to the additional risks of foreign investing. Prices of foreign securities may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign companies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging securities markets.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     16  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual total returns for different calendar years compare to the return of the Russell 2000 Index. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

                                  [BAR CHART]

The bar chart shows the changes in the performance of the fund for each full calendar year since inception.

Quarterly returns:
Highest:                         % in                         quarter 199
Lowest:                         % in                         quarter 199

       AVERAGE ANNUAL TOTAL RETURNS
       (for the periods ended December 31, 1998)
                                                    PAST            SINCE
                                                     ONE  PAST 5  INCEPT-
                                                    YEAR   YEARS      ION
       Fund
                 Index

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None
Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     17  Prospectus - Mutual Funds

Fund Descriptions

LARGE CAP GROWTH FUND
----------------------------------------

INVESTMENT OBJECTIVES AND STRATEGY

The fund seeks capital appreciation, with current income as a secondary objective. To pursue these objectives, the fund invests primarily in equity securities of U.S. large capitalization companies.

When managing the fund, the portfolio management team will generally use a "bottom-up" approach to picking stocks. This approach will focus on individual stock selection rather than industry selection. The team uses an active process which combines financial analysis with company visits to evaluate management and strategies.
- The team seeks companies that offer significant potential for capital growth, but with less risk than investments in smaller capitalization companies.
- The team looks for companies whose earnings it believes will grow both faster than inflation and faster than the economy in general.
- The team considers a number of company-specific factors, including quality of management, a leading or dominant position in a major product line, a sound financial position, and a relatively high rate of return on invested capital so that future growth can be financed from internal sources.
- The team considers a company's record of dividend payments and the likelihood that the company will pay dividends in the future.

PRINCIPAL INVESTMENTS

Under normal conditions, the fund invests at least 65% of its total assets in the equity securities of U.S. large capitalization companies. Large capitalization companies are those ranked in the top 60% of the total U.S. equity market capitalization. Up to 35% of the fund's total assets may be invested in investment grade fixed income securities, equity securities of small and medium capitalization companies, and cash. The fund may invest up to 5% of its net assets in the securities of foreign companies.

INVESTMENT RISKS

You could lose money on your investment in the fund or the fund may not perform as well as other investments due to the following:

STOCK MARKET RISK. As with any equity growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or a particular company, industry or sector of the market. An adverse event, such as an unfavorable earnings report, may affect the value of a particular company's stock.

In addition, the value of the fund's shares depends in part on the adviser's ability to assess economic conditions and investment opportunities.

--------------------------------------------------------------------------------

                                     18  Prospectus - Mutual Funds

Fund Descriptions

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (% of offering price)
Maximum Front-End Sales Charge...........       None
Maximum Deferred Sales Charge............       None

Annual Fund Operating Expenses
(% of average net assets)
Advisory Fees............................      x.xx%
Distribution (12b-1) and/or Service
Fees.....................................       .25%
Other Expenses...........................      x.xx%
Total Annual Fund Operating Expenses.....      x.xx%

BECAUSE WE PLACE A LIMITATION ON THE FUNDS OPERATING EXPENSES AND REIMBURSE THE FUNDS FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION, ACTUAL EXPENSES
WERE:

Annual Fund Operating Expense (% of average net assets)
Advisory Fees......................................      x.xx%
Distribution (12b-1) and/or Service Fees...........       .25%
Other Expenses.....................................      x.xx%
Reimbursements.....................................      x.xx%
Total Annual Fund Operating Expenses...............      x.xx%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year;
- The example also assumes that your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
If you redeem your
  shares                         -           -            -            -
If you do not redeem
  your shares                    -           -            -            -

--------------------------------------------------------------------------------

                                     19  Prospectus - Mutual Funds

MORE ABOUT RISK
----------------------------------------

EQUITY SECURITIES

Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

FIXED INCOME SECURITIES (BONDS)

Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, banker's acceptances, repurchase agreements and other short-term debt securities.

The payment of principal and interest on a private activity or industrial development bond is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

The funds may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund's dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories or receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, the Fixed Income Fund and the Short-Term Fixed Income Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

CREDIT QUALITY

Fixed Income securities are investment grade if:
- They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
- They have received a comparable short-term or other rating.
- They are unrated securities that the adviser believes to be of comparable quality to rated investment grade securities.

If a security receives different ratings, a fund will treat the security as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties of OTC derivative contracts.

DERIVATIVE CONTRACTS

The funds may, but are not required to, use derivative contracts for any of the following purposes:
- To hedge against adverse changes in the market value of securities held by or to be bought for a fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

--------------------------------------------------------------------------------

                                     20  Prospectus - Mutual Funds

--------------------------------------------------------------------------------

- As a substitute for purchasing or selling securities or foreign currencies.
- To shorten or lengthen the effective maturity or duration of a fund's fixed income portfolio.
- In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Counterparties to OTC derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

LEVERAGE RISKS. Because of borrowing or investments in derivative contracts, a fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor asset allocation or investment decisions.

CORRELATION RISKS. Changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

FOREIGN SECURITIES

Each of the funds, other than the Municipal Funds, may invest in foreign securities. The risks of investing in foreign securities are generally higher than investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less government regulation than U.S. securities markets.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Each of the funds may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.

DEFENSIVE INVESTING

Each fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a fund takes a temporary defensive position, it may be unable to achieve its investment objectives.

LENDING SECURITIES

Each fund may lend its securities to broker-dealers for the purpose of receiving income. There is a potential for default from the borrower.

THE FUND'S INVESTMENT OBJECTIVES

The fund's board of trustees may change each fund's investment objectives without obtaining the approval of the fund's shareholders. A fund might not succeed in achieving its objectives.

PORTFOLIO TURNOVER

Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax costs, which could detract from a fund's performance.

YEAR 2000 PROBLEM

Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. The investment adviser is taking steps designed to address the Year 2000 problem and to obtain reasonable assurances that comparable steps are being taken by the funds' other major service providers. Although there can be no assurance that these systems will be properly adapted in time for the Year 2000, the adviser expects that they will be.

--------------------------------------------------------------------------------

                                     21  Prospectus - Mutual Funds

INVESTMENT ADVISER
----------------------------------------

ADVISER

The day-to-day operations of the funds, including investment decisions, have been delegated to the adviser, Morgan Grenfell Inc. located at 885 Third Avenue, New York, New York. Morgan Grenfell Inc. provides a full range of investment advisory services to institutional clients, and as of October 31, 1998, managed approximately 10.5 billion in assets. The adviser is responsible for making specific decisions to buy and sell portfolio securities for the funds. The adviser is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

As previously mentioned, the adviser has voluntarily agreed to reduce its advisory fee and to make arrangements to limit certain other expenses of each fund in order to limit the fund's operating expenses. For the fiscal period ended October 31, 1998, the funds paid the following investment adviser fees:

Morgan Grenfell Fixed Income Fund
Morgan Grenfell Short-Term Fixed Income Fund
Morgan Grenfell Municipal Bond Fund
Morgan Grenfell Short-Term Municipal Bond Fund
Morgan Grenfell Total Return Bond Fund
Morgan Grenfell High Yield Bond Fund
Morgan Grenfell Smaller Companies Fund
Morgan Grenfell Microcap Fund
Morgan Grenfell Large Cap Growth Fund

SUBADVISER

The Total Return Bond Fund is subadvised by Morgan Grenfell Investment Services Limited (MGIS), located at 20 Finsbury Circus, London, England. MGIS provides a full range of international investment advisory services to institutional clients, and as of October 31, 1998, managed approximately $12.1 billion in assets. The adviser pays the subadviser for its services, not the fund.

Morgan Grenfell Inc. and MGIS are subsidiaries of Morgan Grenfell Asset Management, Ltd. (MGAM), which is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

PORTFOLIO MANAGEMENT

Each of the funds, except for the High Yield Bond Fund, is managed by a committee made up of investment professionals and analysts employed by the adviser. These committees make all of the funds' investment decisions.

--------------------------------------------------------------------------------

                                     22  Prospectus - Mutual Funds

Managing Your Investment

BUYING AND SELLING SHARES
----------------------------------------

You may only purchase service shares of a fund if you have a shareholder account set up with a service organization such as a financial planner, investment adviser, broker-dealer or other institution.

SERVICE PLAN

Each fund has adopted a service plan for its service shares. Under the plan, each fund pays service fees at an aggregate annual rate of up to 0.25% of the fund's average daily net assets for its service shares. The fees are compensation to service organizations for providing personal services and/or account maintenance services to their customers. In the event that your service plan is terminated, your shares will be converted to institutional shares of the same fund.

BUYING AND SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

In order to make an initial investment in service shares of a fund, you must first establish an account with your service organization. Each fund has authorized service organizations to accept purchase and redemption orders on behalf of the fund. You may be subject to minimums established by your service organization for the purchase of shares. Payment for share purchases should be made directly to your service organization.

There is no sales charge for buying or selling shares of the fund. However, your service organization may charge you transaction fees for buying or selling shares.

When you buy or sell shares through a service organization, it is the service organization's responsibility to forward the request to us. If we do not receive the request in a timely manner, you may not receive that day's NAV.

Your financial professional will be able to assist you in establishing your fund account, buying and selling shares and monitoring your investment.

HOW SHARES ARE PRICED

The price you pay when you buy, or receive when you sell, is based upon the net asset value (NAV) of the fund. The NAV is calculated by dividing the net assets (total assets minus liabilities) of each fund class by the number of shares of that class outstanding. The NAV is calculated at the close of regular trading every day the New York Stock Exchange (NYSE) is open for business (generally 4:00 p.m., Eastern time). If the NYSE closes early, the fund will accelerate the calculation of NAV and transaction dealings to the actual closing time. Shares will not be priced on holidays or other days on which the NYSE is closed for trading.

The fund uses a forward pricing procedure. Therefore, the price at which you buy or sell shares is based on the next calculation of the NAV after the order is received.

Certain securities held by the funds are listed on foreign exchanges and trade at times and on days when the New York Stock Exchange is closed. As a result, the net asset value of each class of each fund may be significantly affected by such trading and at times and on days when you have no ability to redeem shares of the fund.

If the adviser believes that an asset's market value does not reflect its fair value, then the Board of Trustees, in good faith, will determine fair market value.

PAYMENT OF REDEMPTION PROCEEDS

When you sell shares, the proceeds will be sent directly to your service organization. Normally, redemption proceeds will be wired no more than seven days after the transfer agent receives the appropriate redemption request documents, including any additional documentation we may ask for, to verify the authenticity of your request. Frequently, the proceeds will be wired on the next Business Day after receipt of such documents. Once we have sent the redemption proceeds, we do not assume any further responsibility for the service organization or for other intermediaries. If a problem arises, you should contact your service organization directly.

You may redeem shares in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period. Redemptions in excess of this limitation may be made in-kind. Please see the SAI for more information.

--------------------------------------------------------------------------------

                                     23  Prospectus - Mutual Funds

Managing Your Investment

HOLDING SHARES
----------------------------------------

EXCHANGING SHARES
Service shares of one fund can be exchanged for service shares of any other Morgan Grenfell fund, if your plan allows for exchanges. Be sure to read the prospectus relating to the service shares of the fund you wish to acquire and consider its investment objective, policies and fees before making an exchange into that fund.
An exchange of a fund's shares for shares of another fund will be treated as a sale of the fund's shares and a gain on the transaction may be subject to federal income tax.
DIVIDENDS AND DISTRIBUTIONS
Each of the funds described in this prospectus pays dividends from net investment income and net capital gains to shareholders, at least annually. Your share of the income and capital gains the fund distributes is based on the number of shares you own. You can receive your distributions in cash or reinvest them in the same fund. You may change this preference at any time by notifying your service provider in writing. If no election is made, all dividends and capital gain distributions will be reinvested in the same fund. Please contact your service organization for more information.
The fund's distributions, whether received in cash or reinvested in additional shares of the fund, may be subject to federal, state and local tax.
TAX CONSIDERATIONS
This tax information is general in nature and may not apply to certain tax-deferred accounts or other non-taxable entities. You should consult your tax adviser to discuss how investing in the funds described in this prospectus will affect your personal tax situation.
As a shareholder, you will generally pay taxes on the dividends and distributions you receive, whether they are received in cash or reinvested. Selling or exchanging shares or receiving dividends and distributions will create tax liability. The following explains how various transactions are taxed for federal income tax purposes.

DISTRIBUTION RECEIVED:                 TREATED AS:
Income Dividends and       Ordinary income
Short-term capital gains
distributions

Long-term capital gains    Capital gains
distributions (over 12     (generally taxed at a
months)                    maximum of 20%)

Selling or exchanging      Generally capital gains
shares owned more than a   or losses
year

Selling or exchanging      For gains: short-term
shares owned one year or   capital gains; For
less than a year           losses: special rules
                           apply. Please consult
                           your tax adviser or see
                           the SAI.

The Municipal Bond Fund intends to distribute the tax-exempt interest it earns as "exempt-interest dividends," which are excluded from gross income for federal income tax purposes but may be subject to state and local tax. The fund will also at times distribute dividends from taxable interest and other sources which would be taxable as described above.

If you buy shares of a fund right before it makes a taxable dividend or distribution, part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage since you will pay tax on the dividend or distribution but will not have shared in the increase in NAV of the fund.

If you sell shares at a loss for tax purposes and invest in a substantially similar investment within a 61 day period beginning 30 days before and ending 30 days after the sale date, the sale is generally considered a "wash sale" and you will be unable to claim a tax loss.

Every year, the fund will send you information detailing the amount of income and capital gains distributed to you for the previous year and the proceeds of redemptions (including exchanges).

If you fail to furnish your correct taxpayer identification number and required certifications, you may be subject to a 31% backup withholding tax.

Foreign investors are subject to different tax rules and may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends. Unless a current IRS Form W-8 or acceptable substitute is on file, backup withholding on certain other payments may apply as well.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

--------------------------------------------------------------------------------

                                     24  Prospectus - Mutual Funds

FINANCIAL HIGHLIGHTS
----------------------------------------
The financial highlights table is intended to help you understand the funds' financial performance for the past 5 years, or, if shorter, the period of the funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the Statement of Additional Information (SAI) and annual report, which is available on request.

                                 [Copy to come]

--------------------------------------------------------------------------------

                                     25  Prospectus - Mutual Funds

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In each fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The annual report also includes the report of the fund's independent accountants.

The Statement of Additional Information (SAI) is a supplement to this prospectus. The SAI contains further information about a fund and its investment limitations and policies. It also includes the most recent annual report and the independent accountant's report. A current SAI for the funds is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

You can obtain a free copy of the current annual/semi-annual report, the SAI, and other information and answers to questions about the funds are available by contacting:

Morgan Grenfell Investment Trust
No-Load Open-End Funds
Service Shares
885 Third Avenue
New York, New York 10022

Telephone: 1-800-555-1212
Internet:

Information about a fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330.

Copies of information can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

Or you can visit the SEC Web site at: www.sec.gov
Registration Number: 811-8006

--------------------------------------------------------------------------------

                                     26  Prospectus - Mutual Funds

MORGAN GRENFELL INVESTMENT TRUST
No-Load Open-End Funds
885 Third Avenue
New York, New York 10022

STATEMENT OF ADDITIONAL INFORMATION

March 1, 1999

Morgan Grenfell Investment Trust (the "Trust") is an open-end, management investment company consisting of twenty-two investment portfolios, each having separate and distinct investment objectives and policies. This Statement of Additional Information provides supplementary information pertaining to the following thirteen separate investment portfolios of the Trust (the "Funds"):

    - Morgan Grenfell International Equity Fund

    - Morgan Grenfell Global Equity Fund

    - Morgan Grenfell European Equity Growth Fund, previously Morgan Grenfell European Equity Fund

    - Morgan Grenfell New Asia Fund, previously Morgan Grenfell Pacific Basin Equity Fund

    - Morgan Grenfell International Small Cap Equity Fund

    - Morgan Grenfell Japanese Small Cap Equity Fund

    - Morgan Grenfell European Small Cap Equity Fund

    - Morgan Grenfell Emerging Markets Equity Fund

    - Morgan Grenfell Core Global Fixed Income Fund

    - Morgan Grenfell Global Fixed Income Fund

    - Morgan Grenfell International Fixed Income Fund

    - Morgan Grenfell Emerging Markets Debt Fund

    - Morgan Grenfell Emerging Local Currency Debt Fund

This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Institutional or Service Shares Prospectus dated March 1, 1999 (the "Prospectus"). A copy of the Prospectus may be obtained without charge from SEI Financial Services Company, the Trust's Distributor, by calling 1-800-550-6426 or writing to 1 Freedom Valley Drive, Oaks, Pennsylvania 19456-0100.

                                                                    MIT-F-019-03

--------------------------------------------------------------------------------
                                    Page -1-

TABLE OF CONTENTS

                                                                                                                PAGE
Introduction...............................................................................................           3

Additional Information on Fund Investments and Strategies and Related Risks................................           4

Investment Restrictions....................................................................................          25

Trustees and Officers......................................................................................          27

Investment Advisory and Other Services.....................................................................          29

Service Plan...............................................................................................          33

Portfolio Transactions.....................................................................................          35

Purchase and Redemption of Shares..........................................................................          37

Performance Information....................................................................................          38

Taxes......................................................................................................          41

General Information About the Trust........................................................................          46

Additional Information.....................................................................................          50

Financial Statements.......................................................................................          50

Appendix A--Description of Rating Categories...............................................................          51

Appendix B--Quality Distribution for Emerging Markets Debt Fund............................................          53

Appendix C--Portfolio Manager Information..................................................................          54

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. The Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made. Shares of the Funds are not available in certain states. Please call 1-800-550-6426 to determine availability in your state.

--------------------------------------------------------------------------------
                                    Page -2-

                                  INTRODUCTION

The Trust is an open-end, management investment company that currently consists of twenty-two separate investment series, including the following thirteen series (the "Funds"):

Morgan Grenfell International Equity Fund
Morgan Grenfell Global Equity Fund
Morgan Grenfell European Equity Growth Fund, previously Morgan Grenfell
  European Equity Fund
Morgan Grenfell New Asia Fund, previously Morgan Grenfell Pacific Basin
  Equity Fund
Morgan Grenfell International Small Cap Equity Fund
Morgan Grenfell Japanese Small Cap Equity Fund
Morgan Grenfell European Small Cap Equity Fund
Morgan Grenfell Emerging Markets Equity Fund
(collectively, the "Equity Funds")

Morgan Grenfell Core Global Fixed Income Fund
Morgan Grenfell Global Fixed Income Fund
Morgan Grenfell International Fixed Income Fund
Morgan Grenfell Emerging Markets Debt Fund
Morgan Grenfell Emerging Local Currency Debt Fund
(collectively, the "Fixed Income Funds").

Each of the Fixed Income Funds is "non-diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Equity Funds is "diversified" within the meaning of the 1940 Act.

Morgan Grenfell Investment Services Limited (the "Adviser" or "MGIS") serves as investment adviser to the Funds. SEI Financial Services Company (the "Distributor") serves as the Funds' principal underwriter and distributor.

The information contained in this Statement of Additional Information generally supplements the information contained in the Prospectus. No investor should invest in shares of a Fund without first reading the Prospectus. Capitalized terms used herein and not otherwise defined have the same meaning ascribed to them in the Prospectus.

--------------------------------------------------------------------------------
                                    Page -3-

                   ADDITIONAL INFORMATION ON FUND INVESTMENTS
                        AND STRATEGIES AND RELATED RISKS

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of each Fund.

FOREIGN SECURITIES

GENERAL. Subject to their respective investment objectives and policies, the Funds may invest in securities of foreign issuers, including U.S. dollar-denominated and non-dollar denominated foreign equity and fixed income securities and in certificates of deposit issued by foreign banks and foreign branches of U.S. banks. While investments in securities of foreign issuers and non-U.S. dollar denominated securities may offer investment opportunities not available in the United States, such investments also involve significant risks not typically associated with investing in domestic securities. In many foreign countries, there is less publicly available information about foreign issuers, and there is less government regulation and supervision of foreign stock exchanges, brokers and listed companies. Also in many foreign countries, companies are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic issuers. Security trading practices and custody arrangements abroad may offer less protection to the Funds' investments and there may be difficulty in enforcing legal rights outside the United States. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States which could affect the liquidity of the Funds' portfolios. Additionally, in some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of securities, property, or other Fund assets, political or social instability or diplomatic developments which could affect investments in foreign securities. For purposes of each Fund's investment objective, a company is considered to be located in a particular country if it
(1) is organized under the laws of that country and has a principal place of business in that country or (2) derives 50% or more of its total revenues from business in that country.

To the extent the Funds' investments are denominated in foreign currencies, the Funds' net asset values may be affected favorably or unfavorably by fluctuations in currency exchange rates and by changes in exchange control regulations. For example, if the Adviser increases a Fund's exposure to a foreign currency, and that currency's value subsequently falls, the Adviser's currency management may result in increased losses to the Fund. Similarly, if the Adviser hedges a Fund's exposure to a foreign currency, and that currency's value rises, the Fund will lose the opportunity to participate in the currency's appreciation. The Funds will incur transaction costs in connection with conversions between currencies.

INVESTMENTS IN EMERGING MARKETS. Each of the Funds may invest to varying degrees in one or more countries with emerging securities markets. These countries are generally located in Latin America, Europe, the Middle East, Africa and Asia. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and, at times, may have nationalized or expropriated the assets of private companies. As a result, these risks, including the risk of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in these countries, as well as the availability of additional investments in these countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make the Funds' investments in these countries illiquid and more volatile than investments in most Western European countries, and the Funds may be required to establish special custodial or other arrangements before making certain investments in some of these countries. There may be little financial or accounting information available with respect to issuers located in certain of these countries, and it may be difficult as a result to assess the value or prospects of an investment in these countries. The laws of some foreign countries may limit the Funds' ability to invest in securities of certain issuers located in those countries.

--------------------------------------------------------------------------------
                                    Page -4-

REGION AND COUNTRY INVESTING. Each Fund may focus its investments in a particular region and/or in one or more foreign countries. Focusing a Fund's investments in a particular region or country will subject the Fund, to a greater extent than if its investments in such region or country were more limited, to the risks of adverse securities markets, exchange rates and social, political or economic developments which may occur in that region or country.

CURRENCY MANAGEMENT TECHNIQUES

GENERAL. The performance of foreign currencies relative to that of the U.S. dollar is an important factor in each Fund's performance and the Adviser may manage the Fund's exposure to various currencies to seek to take advantage of the yield, risk and return characteristics that different currencies can provide. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well, notwithstanding the performance of a Fund's underlying assets. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currency of a foreign country, the Fund will be more susceptible to the risk of adverse economic and political developments in that country.

In an attempt to manage exposure to currency exchange rate fluctuations, the Funds may enter into forward foreign currency exchange contracts or currency swap agreements, purchase securities indexed to foreign currencies, and buy and sell options and futures contracts relating to foreign currencies and options on such futures contracts. The Funds may use currency hedging techniques in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. Other currency management strategies allow the Adviser to hedge portfolio securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. There is no overall limitation on the amount of assets that any of the Funds may commit to currency management strategies. Although the Adviser may attempt to manage currency exchange rate risks, there is no assurance that the Adviser will do so, or do so at an appropriate time or that the Adviser will be able to predict exchange rates accurately.

Securities held by a Fund are generally denominated in the currency of the foreign market in which the investment is made. However, securities held by a Fund may be denominated in the currency of a country other than the country in which the security's issuer is located.

FOREIGN CURRENCY EXCHANGE CONTRACTS. Each of the Funds will exchange currencies in the normal course of managing its investments and may incur costs in doing so because a foreign exchange dealer will charge a fee for conversion. A Fund may conduct foreign currency exchange transactions on a "spot" basis (i.e., for cash, for prompt delivery and settlement) at the prevailing spot rate for purchasing or selling currency in the foreign currency exchange market. A Fund also may enter into forward currency exchange contracts ("forward currency contracts") or other contracts to purchase and sell currencies for settlement at a future date. A foreign exchange dealer, in that situation, will expect to realize a profit based on the difference between the price at which a foreign currency is sold to the Fund and the price at which the dealer will cover the purchase in the foreign currency market. Foreign exchange transactions are entered into at prices quoted by dealers, which may include a mark-up over the price that the dealer must pay for the currency. Contracts to sell foreign currency could limit any potential gain which might be realized by a Fund if the value of the hedged currency increased.

--------------------------------------------------------------------------------
                                    Page -5-

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades, but currency dealers seek to obtain a "spread" or profit on each transaction.

At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The Funds may enter into forward currency contracts in several circumstances for both hedging and non-hedging purposes, although the Emerging Local Currency Debt Fund does not expect generally to enter into such contracts for hedging purposes. When purchase or sold for non-hedging purposes, forward currency contracts are speculative. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, a Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when management of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward currency contracts in an attempt to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund's foreign assets.

A Fixed Income Fund may sell U.S. dollars and buy a foreign currency forward in order to gain exposure to a currency which is expected to appreciate against the U.S. dollar. This speculative strategy allows a Fund to benefit from currency appreciation potential without requiring it to purchase a local fixed income instrument, for which prospects may be relatively unattractive. It is the Adviser's intention that each Fund's net U.S. dollar currency exposure generally will not fall below zero (i.e., that net short positions in the U.S. dollar generally will not be taken).

Each Fund may also utilize forward foreign currency contracts to establish a synthetic investment position designed to change the currency characteristics of a particular security without the need to sell such security. Synthetic investment positions will typically involve the purchase of U.S. dollar-denominated securities together with a forward contract to purchase the currency to which the Fund seeks exposure and to sell U.S. dollars. This may be done because the range of highly liquid short-term instruments available in the U.S. may provide greater liquidity to a Fund than actual purchases of foreign currency-denominated securities in addition to providing superior returns in some cases. Depending on (a) each Fund's liquidity needs, (b) the relative yields of securities denominated in different currencies and (c) spot and forward

--------------------------------------------------------------------------------
                                    Page -6-
currency rates, a significant portion of a Fund's assets may be invested in synthetic investment positions, subject to compliance with the tax requirements for qualification as a regulated investment company. See "Taxes."

There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of the U.S. dollar-denominated security is not exactly matched with a Fund's obligation under a forward currency contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in the value of the U.S. dollar. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so.

A Fund's custodian will place cash or liquid securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward currency contracts requiring the Fund to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or liquid securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the Funds' ability to utilize forward currency contracts may be restricted.

A Fund generally will not enter into a forward currency contract with a term of greater than one year. The forecasting of short-term currency market movements is extremely difficult and there can be no assurance that short-term hedging strategies will be successful.

While the Funds may enter into forward currency contracts in an attempt to reduce currency exchange rate risks, transactions in currency contracts involve certain other risks. Thus, while the Funds may benefit from currency transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Forward currency contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward currency contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the current market price. The Funds will not enter into forward currency contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is determined to be investment grade by the Adviser. The Adviser will monitor the claims-paying ability of the counterparty on an ongoing basis.

A Fund's activities in forward currency exchange contracts, currency options and currency futures contracts and related options (see below) may be limited by the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

CROSS HEDGING. At the discretion of the Adviser, each of the Funds may employ the currency hedging strategy known as "cross-hedging" by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging" by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging, a Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio securities are denominated by selling that currency forward into a different foreign currency for the purpose of diversifying the Fund's total currency exposure or gaining exposure to a foreign currency that is expected to appreciate.

--------------------------------------------------------------------------------
                                    Page -7-

OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES

Each of the Funds may write covered put and call options and purchase put and call options. Such options may relate to particular U.S. or non-U.S. securities, to various U.S. or non-U.S. stock indices or to U.S. or non-U.S. currencies. The Funds may write put and call options which are issued by the Options Clearing Corporation (the "OCC") or which are traded on U.S. and non-U.S. exchanges and over-the-counter.

WRITTEN OPTIONS. The Funds may write (sell) covered put and call options on equity and fixed income securities and enter into related closing transactions. A Fund may receive fees (referred to as "premiums") for granting the rights evidenced by the options. However, in return for the premium, the Fund assumes certain risks. For example, in the case of a written call option, the Fund forfeits the right to any appreciation in the underlying security while the option is outstanding. A put option gives to its purchaser the right to compel the Fund to purchase an underlying security from the option holder at the specified price at any time during the option period. In contrast, a call option written by the Fund gives to its purchaser the right to compel the Fund to sell an underlying security to the option holder at a specified price at any time during the option period. Upon the exercise of a put option written by a Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. All options written by a Fund are covered. In the case of a call option, this means that the Fund will own the securities subject to the option or an offsetting call option as long as the written option is outstanding, or will have the absolute and immediate right to acquire the securities that are subject to the written option. In the case of a put option, this means that the Fund will deposit cash or liquid securities or a combination of both in a segregated account with the custodian with a value at least equal to the exercise price of the put option.

PURCHASED OPTIONS. The Funds may also purchase put and call options on securities. The advantage to the purchaser of a call option is that it may hedge against an increase in the price of securities it ultimately wishes to buy. The advantage to the purchaser of a put option is that it may hedge against a decrease in the price of portfolio securities it ultimately wishes to sell.

Each Fund may enter into closing transactions in order to offset an open option position prior to exercise or expiration by selling an option it has purchased or by entering into an offsetting option. If a Fund cannot effect closing transactions, it may have to retain a security in its portfolio it would otherwise sell or deliver a security it would otherwise retain. The Funds may purchase and sell options traded on recognized foreign exchanges. The Funds may also purchase and sell options traded on U.S. exchanges and, to the extent permitted by law, options traded over-the-counter.

YIELD CURVE OPTIONS. The Funds may enter into options on the yield spread or yield differential between two securities. These options are referred to as yield curve options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

CURRENCY OPTIONS. The Funds may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) to manage portfolio exposure to changes in U.S. dollar exchange rates. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will deposit cash or liquid securities or a combination of both in a segregated account with the custodian in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.

STOCK INDEX OPTIONS The Funds may purchase and write exchange-listed put and call options on stock indices to hedge against risks of market-wide price movements. A stock index measures the movement of a

--------------------------------------------------------------------------------
                                    Page -8-
certain group of stocks by assigning relative values to the common stocks included in the index. Examples of well-known foreign stock indices are the Toronto Stock Exchange Composite 100 and the Financial Times Stock Exchange 100. Options on stock indices are similar to options on securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.

OTHER CONSIDERATIONS. An option on a securities index provides the holder with the right to receive a cash payment upon exercise of the option if the market value of the underlying index exceeds (in case of a call option), or is less than (in the case of a put option), the option's exercise price. The amount of this payment will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in U.S. dollars or a foreign currency, times a specified multiple. A put option on a currency gives its holder the right to sell an amount (specified in units of the underlying currency) of the underlying currency at the stated exercise price at any time prior to the option's expiration. Conversely, a call option on a currency gives its holder the right to purchase an amount (specified in units of the underlying currency) of the underlying currency at the stated exercise price at any time prior to the option's expiration.

The Funds will engage in over-the-counter ("OTC") options only with broker-dealers deemed creditworthy by the Adviser. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. A Fund bears the risk that the broker-dealer may fail to meet its obligations. There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the OCC, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund's maintains with the Fund's custodian cash or liquid securities equal to the contract value. A call option on a security or an index is also covered if the Fund holds a call on the same security or index as the call written by the Fund where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with the Fund's custodian. A call option on currency written by a Fund is covered if the Fund owns an equal amount of the underlying currency.

When a Fund purchases a put option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission paid by the Fund) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be marked-to-market on an ongoing basis to reflect the current value of the option purchased or written. The current value of a traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds to the

--------------------------------------------------------------------------------
                                    Page -9-

Fund from the exercise will be increased by the net premium originally received, and the Fund will realize a gain or loss.

There are several risks associated with transactions in options on securities, securities indices and currencies. For example, there are significant differences between the securities markets, currency markets and the corresponding options markets that could result in imperfect correlations, causing a given option transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on a U.S. or non-U.S. securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for options may not conform to the hours during which the underlying securities and currencies are traded. To the extent that the options markets close before the markets for the underlying securities and currencies, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. The risks described above also apply to options on futures, which are discussed below.

FUTURES CONTRACTS AND RELATED OPTIONS

To hedge against changes in interest rates or securities prices and for certain non-hedging purposes, the Funds may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Funds may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, currencies and other financial instruments, currencies and indices. The Funds will engage in futures and related options transactions only for bona fide hedging or other non-hedging purposes as defined in regulations promulgated by the CFTC. The Emerging Local Currency Debt Fund does not expect generally to enter into such contracts for the purpose of attempting to hedge against potential adverse changes in currency exchange rate. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges approved by the CFTC.

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell a particular financial instrument for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). Futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a commodity or financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price.

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will

--------------------------------------------------------------------------------
                                   Page -10-
usually be liquidated in this manner, the Funds may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price and rate of return on portfolio securities and securities that a Fund proposes to acquire. The Funds may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of a Fund's portfolio securities. Futures contracts that a Fund may use for hedging purposes include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Funds may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract (if the option is exercised), which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

--------------------------------------------------------------------------------
                                   Page -11-

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Funds' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS. The Funds will engage in futures and related options transactions only for hedging or non-hedging purposes as permitted by CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities or instruments held by the Fund or securities or instruments which they expect to purchase. Except as stated below for all the Funds and as noted above for the Emerging Local Currency Debt Fund, the Funds' futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that a Fund owns or futures contracts will be purchased to protect a Fund against an increase in the price of securities (or the currency in which they are denominated) that a Fund intends to purchase. As evidence of this hedging intent, each Fund expects that, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to compliance with the hedging definition, a CFTC regulation now permits a Fund to elect to comply with a different test under which the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options on futures will not exceed 5% of the net asset value of a Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes. See "Taxes."

A Fund will be required, in connection with transactions in futures contracts and the writing of options on futures contracts, to make margin deposits, which will be held by the Trust's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures contracts and option transactions. These transactions involve brokerage costs, require margin deposits and, in the case of futures contracts and options obligating a Fund to purchase securities, require a Fund to segregate cash or liquid securities in an account maintained with the Trust's custodian to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. The other risks associated with the use of futures contracts and options thereon are (i) imperfect correlation between the change in market value of the securities held by a Fund and the prices of the futures and options and (ii) the possible absence of a liquid secondary market for a futures contract or option and the resulting inability to close a futures or option position prior to its maturity or expiration date.

In the event of an imperfect correlation between a futures or options position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The risk of imperfect correlation may be minimized by investing in contracts whose price behavior is expected to resemble that of a Fund's underlying portfolio securities. The risk that the

--------------------------------------------------------------------------------
                                   Page -12-

Funds will be unable to close out a futures or related options position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

LIMITATIONS AND RISKS ASSOCIATED WITH TRANSACTIONS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Each of the Funds' active management techniques involves (1) liquidity risk that contractual positions cannot be easily closed out in the event of market changes or generally in the absence of a liquid secondary market, (2) correlation risk that changes in the value of hedging positions may not match the securities market and foreign currency fluctuations intended to be hedged, and (3) market risk that an incorrect prediction of securities prices or exchange rates by the Adviser may cause a Fund to perform worse than if such positions had not been taken. The ability to terminate over-the-counter options is more limited than with exchange traded options and may involve the risk that the counterparty to the option will not fulfill its obligations.

The use of options, futures and forward currency contracts is a highly specialized activity which involves investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on investments in options and futures depend on the Adviser's ability to predict the direction of stock prices, interest rates, currency movements and other economic factors. The loss that may be incurred by a Fund in entering into futures contracts and written options thereon and forward currency contracts is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund in the event of default by the other party to the contract.

Except as set forth above under "Futures Contracts and Related Options--Other Considerations", there is no limit on the percentage of a Fund's assets that may be invested in futures contracts and related options or forward currency contracts. A Fund may not invest more than 25% of its total assets in purchased protective put options. A Fund's transactions in options, forward currency contracts, futures contracts and options on futures contracts may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes.

FIXED INCOME SECURITIES

GENERAL. In order to achieve their respective investment objectives, the Funds may invest in a broad range of U.S. and non-U.S. fixed income securities. In periods of declining interest rates, a Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. Also, when interest rates are falling, the inflow of net new money to each Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. To the extent a Fund invests in fixed income securities, its net asset value can generally be expected to change as general levels of interest rates fluctuate. The value of fixed income securities in a Fund's portfolio generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The Fixed Income Funds may invest up to 5% of their net assets in inverse floating rate securities, which have greater volatility risk than ordinary fixed income securities.

FOREIGN GOVERNMENT SECURITIES. The foreign government securities in which the Funds may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar

--------------------------------------------------------------------------------
                                   Page -13-
political subdivisions. Foreign government securities also include debt obligations of supranational or quasi-governmental entities. Quasi-governmental and supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Japanese Development Bank, the Asian Development Bank and the InterAmerican Development Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

BRADY BONDS. Each Fund may invest in so-called "Brady Bonds," which have recently been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Panama, the Philippines, Poland, Uruguay and Venezuela and which may be issued by other countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds that have the same maturity as the stated bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

REGISTERED LOANS. The Emerging Markets Debt Fund may invest in loan obligations issued or guaranteed by sovereign governments or their agencies and instrumentalities. The ownership of these loans is registered in the books of an agent bank and/or the borrower and transfers of ownership are effected by assignment agreements. Documentation for these assignments includes a signed notice of assignment, which is sent to the agent and/or borrower for registration shortly after the execution of the assignment agreement. Prior to the notice of assignment being registered with the agent and/or borrower, the borrower or its agent will make any payments of principal and interest to the last registered owner.

Given the volume of secondary market trading in registered loans, the agent and/or borrower's books may be out of date, making it difficult for a Fund to establish independently whether the seller of a registered loan is the owner of the loan. For this reason, the Fund will require a contractual warranty from the seller to this effect. In addition, to assure the Fund's ability to receive principal and interest owed to it but paid to a prior holder because of delays in registration, the Fund will purchase registered loans only from parties that agree to pay the amount of such principal and interest to the Fund upon demand after the borrower's payment of such principal and interest to any prior holder has been established.

Generally, registered loans trade in the secondary market with interest (i.e., the right to accrued but unpaid interest is transferred to purchasers). Occasionally, however, the Fund may sell a registered loan and retain the right to such interest ("sell a loan without interest"). To assure the Fund's ability to receive such interest, the Fund will make such sales only to parties that agree to pay the amount of such interest to the Fund upon demand after the borrower's payment of such interest to any subsequent holder of the loan has been established. In this rare situation, the Fund's ability to receive such interest (and, therefore, the value of shareholders' investments in the Fund attributable to such interest) will depend on the creditworthiness of both the borrower and the party who purchased the loan from the Fund.

To further assure the Fund's ability to receive interest and principal on registered loans, the Fund will only purchase registered loans from, and sell loans without interest to, parties determined to be creditworthy by the Adviser. For purposes of the Fund's issuer diversification and industry concentration policies, the Fund will treat the underlying borrower of a registered loan as an issuer of that loan. Where the Fund sells a loan

--------------------------------------------------------------------------------
                                   Page -14-
without interest, it will treat both the borrower and the purchaser of the loan as issuers for purposes of this policy.

U.S. GOVERNMENT SECURITIES. The Funds may invest in obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government securities"). Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported either by (i) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (ii) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks), (iii) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association ("FNMA")), or (iv) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future.

The Funds may also invest in separately traded principal and interest components of U. S. Government securities if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. Government.

VARIABLE AND FLOATING RATE INSTRUMENTS. Debt instruments purchased by a Fund may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund's fixed income investments, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Fund's investment quality standards relating to investments in bank obligations. A Fund will invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. The Adviser will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Fund should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or during periods in which a Fund is not entitled to exercise its demand rights.

Variable and floating rate instruments held by a Fund will be subject to the Fund's 15% limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days.

YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard and Poor's, Moody's and other nationally and internationally recognized rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality or value. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. See Appendix A for a description of the ratings provided by recognized statistical ratings organizations.

--------------------------------------------------------------------------------
                                   Page -15-

INTEREST RATE, MORTGAGE AND CURRENCY SWAPS AND INTEREST RATE CAPS AND
FLOORS. The Funds may enter into interest rate, mortgage and currency swaps and interest rate caps and floors for hedging purposes and non-hedging purposes, provided that the Emerging Local Currency Debt Fund does not expect generally to use these instruments to attempt to hedge against potential adverse changes in currency exchange rates. Inasmuch as transactions in swaps, caps and floors are entered into for good faith hedging purposes or are offset by a segregated account, the Funds and the Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.

A Fund will not enter into any interest rate, mortgage, or currency swap or interest rate cap or floor transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the Securities and Exchange Commission (the "Commission") takes the position that swaps, caps and floors are illiquid investments that are subject to the Funds' 15% limitation on such investments.

The use of interest rate, mortgage and currency swaps and interest rate caps and floors is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of a Fund may be less favorable than it would have been if these investment techniques were not used.

INVERSE FLOATING RATE SECURITIES. The Funds may invest up to 5% of their net assets in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

ZERO COUPON AND DEFERRED INTEREST BONDS. The Funds may invest in zero coupon bonds and deferred interest bonds. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. Zero coupon and deferred interest bonds are more volatile than instruments that pay interest regularly. The Funds will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Funds' distribution obligations. See "Taxes."

RISK FACTORS OF LOWER QUALITY SECURITIES. The Emerging Markets Debt Fund and the Emerging Local Currency Debt Fund may invest without limit in rated and unrated fixed income securities of any credit quality, including securities in default. In addition, the Global Fixed Income Fund may invest up to 15% of its total assets in fixed income securities that are rated less than Baa by Moody's Investor Service, Inc. ("Moody's") or BBB by Standard & Poor's or, if unrated, determined to be of comparable quality by the

--------------------------------------------------------------------------------
                                   Page -16-

Adviser. Securities rated BB or lower by Standard & Poor's or Ba or lower by Moody's and comparable unrated securities are considered speculative and, while generally offering greater income than investments in higher quality securities, involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent a Fund invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Increasing rate note securities are typically refinanced by the issuers within a short period of time. See "Taxes."

Lower quality fixed income securities will also be affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult under certain adverse market conditions to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to determine accurately a Fund's net asset value.

If a fixed income security, that at the time of purchase satisfied a Fund's minimum rating criteria, is subsequently downgraded, the Fund will not be required to dispose of the security. If such a downgrading occurs, however, the Adviser will consider what action, including the sale of the security, is in the best interest of the Fund. No Fund, other than the Core Global Fixed Income Fund, Global Fixed Income Fund, the Emerging Markets Debt Fund and the Emerging Local Currency Debt Fund, will continue to hold fixed income securities that have been downgraded below investment grade if more than 5% of that Fund's net assets would consist of such securities.

CONVERTIBLE SECURITIES AND PREFERRED STOCK

Subject to their investment policies, the Funds may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In evaluating a convertible security, the Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which each Fund may invest are subject to the same rating criteria as the Fund's investments in non-convertible securities.

Each of the Funds, subject to its investment objectives, may purchase preferred stock. Preferred stocks are equity securities, but possess certain attributes of debt securities and are generally considered fixed income

--------------------------------------------------------------------------------
                                   Page -17-
securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and in such cases all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stocks. However, preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

WARRANTS

Each of the Equity Funds may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves a risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. Each mortgage pool underlying mortgage-backed securities will consist of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner and non-owner occupied one-unit to four-unit residential properties, multifamily residential properties, agricultural properties, commercial properties and mixed use properties.

Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Accordingly, the market values of such securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. In addition, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

AGENCY MORTGAGE SECURITIES. The Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. Government include but are not limited to the Government National Mortgage Association, ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae securities and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government;

--------------------------------------------------------------------------------
                                   Page -18-
however, these enterprises have the ability to obtain financing from the U.S. Treasury. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Funds may also invest in mortgage-backed securities issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or representing custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." Such credit enhancements fall generally into two categories; (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.

Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

MORTGAGE PASS-THROUGH SECURITIES. The Funds may invest in mortgage pass-through securities, which are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicers of the underlying mortgage loans.

MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Funds may invest in collateralized mortgage obligations ("CMOs"), which are multiple class mortgage-backed securities. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or adjustable interest rate and a final distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay" (i.e., payments of principal are made to two or more classes concurrently).

STRIPPED MORTGAGE-BACKED SECURITIES. The Funds may also invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage loans. If the underlying mortgage loans experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities.

A common type of SMBS will have one class receiving all of the interest from a pool of mortgage loans ("IOs"), while the other class will receive all of the principal ("POs"). The market value of POs generally is unusually volatile in response to changes in interest rates. The yields on IOs are generally higher than prevailing market yields on other mortgage-backed securities because the cash flow patterns of IOs are more volatile and there is a greater risk that the initial investment will not be fully recouped. Because an investment in an IO consists entirely of a right to an interest income stream and prepayments of mortgage loan principal amounts can reduce or eliminate such income stream, the value of IO's can be severely

--------------------------------------------------------------------------------
                                   Page -19-
adversely affected by significant prepayments of underlying mortgage loans. In accordance with a requirement imposed by the staff of the Commission, the Adviser will consider privately-issued fixed rate IOs and POs to be illiquid securities for purposes of the Funds' limitation on investments in illiquid securities. Unless the Adviser, acting pursuant to guidelines and standards established by the Board of Trustees, determines that a particular government-issued fixed rate IO or PO is liquid, it will also consider these IOs and POs to be illiquid.

ASSET-BACKED SECURITIES. The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

SMALL CAPITALIZATION COMPANIES

The Japanese Small Cap Equity Fund, the European Small Cap Equity Fund and the International Small Cap Equity Fund each invests a significant portion of its assets in smaller, lesser-known, foreign companies which the Adviser believes offer greater growth potential than larger, more mature, better-known companies. Investing in the securities of these companies, however, also involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small companies and unseasoned stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks and the greater sensitivity of small companies to changing economic conditions in their geographic region. For example, securities of these companies involve higher investment risk than that normally associated with larger firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

CUSTODIAL RECEIPTS

Each of the Funds may acquire U.S. Government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government securities for federal tax and securities purposes. In the case of CATS and TIGRS, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRS are not considered U.S. Government securities by the Staff of the Commission, however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

--------------------------------------------------------------------------------
                                   Page -20-

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security subject to the right and obligation to sell it back to the other party at the same price plus accrued interest. These transactions must be fully collateralized at all times, but they involve some credit risk to a Fund if the other party defaults on its obligations and the Fund is delayed in or prevented from liquidating the collateral. A Fund will enter into repurchase agreements only with U.S. or foreign banks having total assets of at least US$100 million (or its foreign currency equivalent).

For purposes of the 1940 Act and, generally, for tax purposes, a repurchase agreement is considered to be a loan from the Fund to the seller of the obligation. For certain other purposes, it is not clear whether a court would consider such an obligation as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the obligation before its repurchase, under the repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such delays may result in a loss of interest or decline in price of the obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the obligation, the Fund may be treated as an unsecured creditor of the seller and required to return the obligation to the seller's estate. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the obligation. In addition to the risk of bankruptcy or insolvency proceedings, there is the risk that the seller may fail to repurchase the security. However, if the market value of the obligation falls below the repurchase price (including accrued interest), the seller of the obligation will be required to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

MORTGAGE DOLLAR ROLLS.

The Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") or fee income as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Funds may enter into both covered and uncovered rolls.

"WHEN-ISSUED" PURCHASES AND FORWARD COMMITMENTS (DELAYED DELIVERY)

Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates. A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed appropriate by the Adviser, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a gain or loss.

When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the Fund's custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate

--------------------------------------------------------------------------------
                                   Page -21-
account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. The market value of a Fund's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Fund expects that its commitments to purchase when-issued securities and forward commitments will not exceed 33% of the value of its total assets absent unusual market conditions. When a Fund engages in "when-issued" and forward commitment transactions, it relies on the other party to the transaction to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities.

The Fund does not earn interest or dividends on the securities it has committed to purchase until the settlement date.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements with banks and domestic broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Each Fund will deposit cash or liquid securities or a combination of both in a segregated account, which will be marked to market daily, with its custodian equal in value to its obligations with respect to reverse repurchase agreements. Reverse repurchase agreements are considered borrowings, and as such are subject to the limitations on borrowings by the Funds.

BORROWINGS

Each Fund may borrow for temporary or emergency purposes. This borrowing may be unsecured. Among the forms of borrowing in which each Fund may engage is entering into reverse repurchase agreements. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Fund is required to sell some of its portfolio securities within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of a Fund's borrowings, investments will not be made while borrowings (including reverse repurchase agreements and dollar rolls) are in excess of 5% of a Fund's total assets. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. See "Investment Restrictions."

LENDING PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the value of the Fund's total assets. A Fund's loans of securities will be collateralized by cash, cash equivalents or U.S. Government securities. The cash or

--------------------------------------------------------------------------------
                                   Page -22-
instruments collateralizing the Fund's loans of securities will be maintained at all times in a segregated account with the Trust's custodian, in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of the Fund. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable.

By lending portfolio securities, a Fund can increase its income by continuing to receive amounts equal to the interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. A Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as amounts equal to the dividends, interest or other distributions on the loaned securities, and any increase in market value;
(v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event will occur affecting the investment in the loaned securities, the Fund must terminate the loan in time to vote the securities on such event.

DIVERSIFICATION

Each of the Fixed Income Funds is "non-diversified" under the 1940 Act. Accordingly, they are subject only to certain federal tax diversification requirements and to the policies adopted by the Adviser. With respect to 50% of its total assets, each Fixed Income Fund may invest up to 25% of its total assets in the securities of any one issuer (except that this limitation does not apply to U.S. Government securities). With respect to the remaining 50% of its total assets, a Fixed Income Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities) nor acquire more than 10% of the outstanding voting securities of any issuer. These federal tax diversification requirements (which also apply to the Equity Funds) apply only at taxable quarter-ends and are subject to certain qualifications and exceptions. To the extent that a Fixed Income Fund does not meet standards for being "diversified" under the 1940 Act, it will be more susceptible to developments affecting any single issuer of portfolio securities.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary defensive purposes, each of the Funds may invest all or part of its portfolio in U.S. or, subject to tax requirements, Canadian currencies, U.S. Government securities maturing within one year (including repurchase agreements collateralized by such securities), commercial paper of U.S. or foreign issuers, and cash equivalents.

Commercial paper represents short-term unsecured promissory notes issued in bearer form by U.S. or foreign corporations and finance companies. The commercial paper purchased by the Funds consists of U.S. dollar-denominated obligations of domestic or foreign issuers. Each Fund may also invest in commercial paper which at the date of investment is rated at least A-2 by Standard & Poor's or P-2 by Moody's, or their equivalent ratings, or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which are rated, at the time of purchase, A or better by Standard & Poor's or Moody's, or their equivalents, and other debt instruments, including unrated instruments, not specifically described if such instruments are deemed by the Adviser to be of comparable quality.

A Fund may also invest in variable rate master demand notes which typically are issued by large corporate borrowers providing for variable amounts of principal indebtedness and periodic adjustments in the interest rate according to the terms of the instrument.

--------------------------------------------------------------------------------
                                   Page -23-

Demand notes are direct lending arrangements between a Fund and an issuer, and are not normally traded in a secondary market. A Fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those for issuers of commercial paper. The Adviser will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also "Fixed Income Securities--Variable and Floating Rate Instruments."

Cash equivalents include obligations of banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of US$ 100 million. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. A Fund will invest in the obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks only when the Adviser determines that the credit risk with respect to the instrument is minimal.

BANK OBLIGATIONS. Certificates of Deposit ("CDs") are short-term negotiable obligations of commercial banks. Time Deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

U.S. savings and loan associations, the CDs of which may be purchased by the Funds, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Fund which is administered by the FDIC and backed by the full faith and credit of the U.S. Government.

Non-U.S. bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of non-U.S. and U.S. banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a non-U.S. branch of a U.S. bank or a non-U.S. bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a non-U.S. bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a non-U.S. bank and held in the United States.

OTHER INVESTMENT COMPANIES

Each Fund may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other U.S. registered investment companies. A Fund may not invest more than 5% of its total assets in the securities of any one such investment company or acquire more than 3% of the voting securities of any such other investment company. A Fund will indirectly bear its proportionate share of any management or other fees paid by investment companies in which it invests, in addition to its own fees.

--------------------------------------------------------------------------------
                                   Page -24-

                            INVESTMENT RESTRICTIONS

The fundamental investment restrictions set forth below may not be changed with respect to a Fund without the approval of a "majority" (as defined in the 1940
Act) of the outstanding shares of the Fund. For the purposes of the 1940 Act, "majority" means the lesser of (a) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the shares of the Fund.

Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by fundamental investment restriction
(2) listed below.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Trust may not, on behalf of a Fund:

(1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts, repurchase agreements and reverse repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

(2) Borrow money (i) except from banks as a temporary measure for extraordinary emergency purposes and (ii) except that the Fund may enter into reverse repurchase agreements and dollar rolls with banks, broker-dealers and other parties; provided that, in each case, the Fund is required to maintain asset coverage of at least 300% for all borrowings. For the purposes of this investment restriction, short sales, transactions in currency, forward contracts, swaps, options, futures contracts and options on futures contracts, and forward commitment transactions shall not constitute borrowing.

(3) Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts.

(4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(5) Purchase or sell real estate, or any interest therein, and real estate mortgage loans, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships) that invest in real estate or interests therein.

(6) Make loans, except that the Fund may lend portfolio securities in accordance with the Fund's investment policies and may purchase or invest in repurchase agreements, bank certificates of deposit, all or a portion of an issue of bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options

--------------------------------------------------------------------------------
                                   Page -25-
   on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(8) Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This restriction does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

In addition, each Equity Fund will adhere to the following fundamental investment restriction:

    With respect to 75% of its total assets, an Equity Fund may not purchase securities of an issuer (other than the U.S. Government, or any of its agencies or instrumentalities, or other investment companies), if (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following nonfundamental policies that may be changed or amended by action of the Board of Trustees without shareholder approval.

The Trust may not, on behalf of a Fund:

(a) Participate on a joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

(b) Purchase securities of other investment companies, except as permitted by the Investment Company Act of 1940 and the rules, regulations and any applicable exemptive order issued thereunder.

(c) Invest for the purpose of exercising control over or management of any company.

(d) Purchase any security, including any repurchase agreement maturing in more than seven days, which is illiquid, if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities.

The staff of the Commission has taken the position that fixed time deposits maturing in more than seven days that cannot be traded on a secondary market and participation interests in loans are illiquid. Until such time (if any) as this position changes, the Trust, on behalf of each Fund, will include such investments in determining compliance with the 15% limitation on investments in illiquid securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933) which the Board of Trustees has determined are readily marketable will not be deemed to be illiquid for purposes of such restriction.

"Value" for the purposes of all investment restrictions shall mean the market value used in determining each Fund's net asset value.

--------------------------------------------------------------------------------
                                   Page -26-

                             TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers of the Trust is set forth below. An asterisk (*) indicates those Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act.

                                Positions                       Principal Occupation
Name and Address                With Trust                      During Past Five Years
------------------------------  ------------------------------  --------------------------------------------------
James E. Minnick (1)(3)*        President, Chief                President, Secretary and Treasurer, Morgan
885 Third Avenue                Executive Officer, and          Grenfell Inc. ("MG Inc.") (since 1990).
New York, NY 10022              Trustee
(age 50)

Patrick W.W. Disney (1)(3)*     Senior Vice President           Director, Morgan Grenfell Investment
20 Finsbury Circus              and Trustee                     Services Limited (MGIS) (since 1988).
London EC2M 1NB
ENGLAND
(age 42)

Paul K. Freeman (2)             Trustee                         Chief Executive Officer, The Eric Group Inc.
7257 South Tucson Way                                           (environmental insurance) (since 1986).
Englewood, CO 80112
(age 48)

Graham E. Jones (2)             Trustee                         Senior Vice President, BGK Realty Inc. (since
330 Garfield Street                                             1995); Financial Manager, Practice Management
Santa Fe, NM 87501                                              Systems (medical information services) (1988-95);
(age 65)                                                        Director, 12 closed-end funds managed by Morgan
                                                                Stanley Asset Management; Trustee, 10 open-end
                                                                mutual funds managed by Weiss, Peck & Greer.

William N. Searcy (2)           Trustee                         Pension & Savings Trust Officer, Sprint
2330 Shawnee Mission Pkwy                                       Corporation (telecommunications) (since 1989).
Westwood, KS 66205
(age 52)

Hugh G. Lynch                   Trustee                         Managing Director, International Investments,
767 Fifth Avenue                                                General Motors Investment Management Corporation
New York, NY 10153                                              (since September 1990).
(age 61)

Edward T. Tokar                 Trustee                         Vice President-Investments, Allied Signal, Inc.
101 Columbia Road                                               (advanced technology and manufacturer) (since
Morristown, NJ 07962                                            1985).
(age 51)

Neil P. Jenkins                 Vice President                  Director, Morgan Grenfell Inc. (since 1991),
20 Finsbury Circus                                              Morgan Grenfell International Funds Mgmt (since
London, England                                                 1995), and Morgan Grenfell & Co. (since 1985).
(age 38)

David W. Baldt                  Vice President                  Executive Vice President and Director of Fixed
150 S. Independence Sq. W.                                      Income Investments, Morgan Grenfell Inc. (since
Philadelphia, PA 19106                                          1989).
(age 49)

Ian D. Kelson                   Vice President                  Director, MGIS (since 1988); Chief Investment
20 Finsbury Circus                                              Officer, Fixed Income, MGIS (since 1989).
London EC2M INB
England
(age 42)

--------------------------------------------------------------------------------
                                   Page -27-

                                Positions                       Principal Occupation
Name and Address                With Trust                      During Past Five Years
------------------------------  ------------------------------  --------------------------------------------------
James Grifo                     Vice President                  Executive Vice President and Director, Morgan
150 S. Independence Sq. W.                                      Grenfell Inc. (since 1996); Senior Vice President,
Philadelphia, PA 19106                                          GT Global Financial (since 1990).
(age 47)

Joan A. Binstock (1)            Secretary                       Chief Operating Officer, Morgan Grenfell Inc.
885 Third Avenue                and Vice President              (since June 1997); Principal, National of
New York, NY 10022                                              Investment Management Regulatory Consulting, Ernst
(age 44)                                                        & Young (May 1995 - June 1997); Vice President,
                                                                Director of Compliance, JP Morgan Mutual Funds
                                                                (August 1993 - May 1995).

Tracie E. Richter               Treasurer, Chief Financial      Vice President, Morgan Grenfell Inc. (since
885 Third Avenue                Officer                         January 1998); Vice President, Bankers Trust
New York, NY 10022                                              (February 1996 to December 1997); Associate,
(age 31)                                                        Goldman Sachs Asset Management (January 1993 to
                                                                January 1996).

----------

1  Member of the Trust's Pricing Committee.

2  Member of the Trust's Audit Committee.

3  Member of the Trust's Dividend Committee.

Certain of the Trustees and officers of the Trust reside outside the United States, and substantially all the assets of these persons are located outside the United States. It may not be possible, therefore, for investors to effect service of process within the United States upon these persons or to enforce against them, in United States courts or foreign courts, judgments obtained in United States courts predicated upon the civil liability provisions of the federal securities laws of the United States or the laws of the State of Delaware. In addition, it is not certain that a foreign court would enforce, in original actions or in actions to enforce judgments obtained in the United States, liabilities against these Trustees and officers predicated solely upon the federal securities laws.

Messrs. Jones, Freeman, and Searcy are members of the Audit Committee of the Board of Trustees. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of independent accountants, and reviewing with such accountants and the Treasurer of the Trust matters relating to accounting and auditing practices and procedures, accounting records, internal accounting controls and the functions performed by the Trust's custodian, administrator and transfer agent.

As of December 18, 1998, the Trustees and officers of the Trust owned, as a group, less than one percent of the outstanding shares of each Fund other than Morgan Grenfell International Equity Fund. On such date, the Trustees and officers of the Trust owned, as a group, 1.679% of the outstanding shares of Morgan Grenfell International Equity Fund.

COMPENSATION OF TRUSTEES

The Trust pays each Trustee who is not affiliated with the Adviser an annual fee of $15,000 provided that they attend each regular Board meeting during the year. Members of the Audit Committee also receive $1,000 for each Audit Committee meeting attended. The Chairman of the Audit Committee, currently Mr. Searcy, receives an additional $1,000 per Audit Committee meeting attended. The Trustees are also reimbursed for out-of-pocket expenses incurred by them in connection with their duties as Trustees.

--------------------------------------------------------------------------------
                                   Page -28-

The following table sets forth the compensation paid by the Trust to the Trustees for the fiscal year of the Trust ended October 31, 1998:

                                                   Aggregate
                       Pension or Retirement    Compensation
                       Benefits Accrued as    from the Trust/
Name of Trustees       Part of Fund Expenses        Complex*
---------------------  ---------------------  -------------------
James E. Minnick             $       0             $       0
Patrick W. Disney            $       0             $       0
Paul K. Freeman              $       0             $  18,000
Graham E. Jones              $       0             $  18,000
William N. Searcy            $       0             $  21,000
Hugh G. Lynch                $       0             $  15,000
Edward T. Tokar              $       0             $  15,000

---------

* The Trustees listed above do not serve on the Board of any other investment company that may be considered to belong to the same complex as the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISER

MGIS of London, England acts as investment adviser to each Fund pursuant to the terms of two Management Contracts between the Trust and MGIS (the "Management Contracts"). Pursuant to the Management Contracts, the Adviser supervises and assists in the management of the assets of each Fund and furnishes each Fund with research, statistical, advisory and managerial services. The Adviser determines on a continuous basis, the allocation of each Fund's investments among countries. The Adviser is responsible for the ordinary expenses of offices, if any, for the Trust and the compensation, if any, of all officers and employees of the Trust and all Trustees who are "interested persons" (as defined in the 1940 Act) of the Adviser.

Under the Management Contracts, the Trust, on behalf of each Fund, is obligated to pay the Adviser a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                                          Annual Rate
                                                                                          -------------
Morgan Grenfell International Equity Fund...............................................        0.70%
Morgan Grenfell Global Equity Fund......................................................        0.70%
Morgan Grenfell European Equity Growth Fund.............................................        0.70%
Morgan Grenfell New Asia Fund...........................................................        0.70%
Morgan Grenfell International Small Cap Equity Fund.....................................        1.00%
Morgan Grenfell Japanese Small Cap Equity Fund..........................................        1.00%
Morgan Grenfell European Small Cap Equity Fund..........................................        1.00%
Morgan Grenfell Emerging Markets Equity Fund............................................        1.00%
Morgan Grenfell Core Global Fixed Income Fund...........................................        0.50%
Morgan Grenfell Global Fixed Income Fund................................................        0.50%*
Morgan Grenfell International Fixed Income Fund.........................................        0.50%*
Morgan Grenfell Emerging Markets Debt Fund..............................................        1.00%**
Morgan Grenfell Emerging Local Currency Debt Fund.......................................        0.60%

----------

* Effective April 1, 1995, the annual advisory fee rate for each of these Funds was reduced from 0.60% to 0.50% of average daily net assets.

** Effective September 1, 1995, the annual advisory fee rate for this Fund was reduced from 1.60% to 1.50% of average daily net assets. Effective March 1, 1997, the annual advisory fee rate for this Fund was further reduced from 1.50% to 1.00% of average daily net assets.

--------------------------------------------------------------------------------
                                   Page -29-

The advisory fees are paid monthly and will be prorated if the Adviser shall not have acted as a Fund's investment adviser during the entire monthly period. The Adviser has temporarily agreed, under certain circumstances, to reduce or not impose its management fee and to make arrangements to limit certain other expenses.

For the fiscal period ended October 31, 1996, Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund paid net advisory fees of $0, $5,508, $987,205, $0, $726,299, $696,819, $67,316 and $819,659, respectively. For the fiscal year ended October 31, 1997, Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund paid net advisory fees of $0, $137,269, $794,548, $13,612, $804,930,
$444,411, $21,976, and $1,398,207, respectively. For the fiscal period ended October 31, 1998, Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund
paid net advisory fees of       . The foregoing advisory fee payments and
non-payments reflect expense limitations that were in effect during the indicated periods. The Funds not listed in this paragraph were not in operation during the relevant periods and, accordingly, paid no advisory fees for such periods.

The Management Contracts were last approved on November 19, 1998 by a vote of the Trust's Board of Trustees, including a majority of those Trustees who were not parties to either Management Contract or "interested persons" of such parties. Each Management Contract will continue in effect with respect to each Fund that it covers only if such continuance is specifically approved annually by the Trustees, including a majority of the Trustees who are not parties to the Management Contract or "interested persons" (as such term is defined in the 1940
Act) of such parties, or by a vote of a majority of the outstanding shares of such Fund. Each Management Contract is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding shares of the affected Fund, at any time without penalty on 60 days' written notice to the Adviser. Termination of a Management Contract with respect to a Fund will not terminate or otherwise invalidate any provision of the Management Contract between the Adviser and any other Fund. The Adviser may terminate a Management Contract at any time without penalty on 60 days' written notice to the Trust. Each Management Contract terminates automatically in the event of its assignment (as such term is defined in the 1940 Act).

Each Management Contract provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the performance of the Adviser's obligations under the Management Contract with the Trust, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

In the management of the Funds and its other accounts, the Adviser and its subsidiaries allocate investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are allocated based on a Fund's pro rata portion of the amount ordered. In some cases their procedure may have an adverse effect on the price or volume of the security as far as a Fund is concerned. However, it is the judgment of the Board that the desirability of continuing the Trust's advisory arrangement with the Adviser outweighs any disadvantages that may result from contemporaneous transactions.

--------------------------------------------------------------------------------
                                   Page -30-

MGIS is registered with the Commission as an investment adviser and provides a full range of international investment advisory services to individual and institutional clients. MGIS is a direct wholly-owned subsidiary of Morgan Grenfell Asset Management, Ltd., which is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. As of October 31, 1998, MGIS managed approximately $12.1 billion in assets for various individual and institutional accounts, including the following registered investment companies to which it acts as a subadviser:

Dean Witter Worldwide Investment Trust, Compass International Fixed Income Fund, RSI International Equity Fund, SEI International Equity Fund, SEI Institutional International Equity, Dean Witter Pacific Growth Fund, Dean Witter European Growth Fund, Dean Witter International SmallCap Fund, Dean Witter Global Asset Allocation Fund, Dean Witter Japan Fund and Dean Witter Worldwide Investment Trust, and Pacific Growth Portfolio and European Growth Portfolio (each a series of Dean Witter Variable Investment Series).

PORTFOLIO MANAGEMENT

A committee made up of investment professionals and analysts employed by the Adviser makes all of the funds' investment decisions. For information on the experience and qualifications of team members, see "Appendix C."

PORTFOLIO TURNOVER

The Funds do not expect to trade in securities for short-term gain. Each Fund's portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. For the fiscal period ended October 31, 1997, the portfolio turnover rates for Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund were 55%, 45%, 59%, 44%, 94%, 179%, 174% and 472%, respectively. For the fiscal period ended October 31, 1998, the portfolio turnover rates for Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund
were       respectively.

THE ADMINISTRATOR

Morgan Grenfell Inc. ("MG Inc." or the "Administrator"), 150 South Independence Square West, Philadelphia, PA 19106, serves as the Trust's administrator pursuant to an Administration Agreement dated August 27, 1998. Pursuant to the Administration Agreement, the Administrator has agreed to furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies including the Commission and state securities commissions; and provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net investment income and realized capital gains, if any.

For its services under the Administration Agreement, the Administrator receives a monthly fee at the following annual rates of the aggregate average daily net assets of such Fund: 0.25% for the International Fixed Income Funds; 0.30% for the International Equity Funds. The Administrator will pay Accounting Agency and Transfer Agency fees out of the Administration fee. Previously, these fees were charged directly to the Funds. Net Fund Operating Expenses will remain unchanged since the Adviser has agreed to

--------------------------------------------------------------------------------
                                   Page -31-
reduce its advisory fee and to make arrangements to limit certain other expenses. In its sole discretion the Adviser may terminate or modify this voluntary agreement at any time.

Prior to November 1, 1998, SEI Financial Management Company was the Administrator for the funds. For the fiscal period ended October 31, 1996, Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund paid the Administrator administration fees of $62,500, $3,159, $124,286, $100,000, $109,687, $165,566, $75,000 and $100,878, respectively. For the fiscal year ended October 31, 1997, Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund paid the Administrator administration fees of $60,000, $38,843, $90,975, $63,934, $99,601, $119,264, $60,000 and $139,420, respectively. For the fiscal year ended October 31, [1998], Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets
Debt Fund paid the Administrator administration fees of       respectively. The
administration fees described in the paragraph were paid pursuant to a fee schedule that is different from the one currently in effect (described above).

The Funds not listed in the preceding three sentences were not in operation during the relevant periods and, accordingly, paid no administration fees for such periods.

The Administration Agreement provides that the Administrator shall not be liable under the Administration Agreement except for bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

EXPENSES OF THE TRUST

The expenses borne by the shares of the Funds include: (i) fees and expenses of any investment adviser and any administrator of the Funds; (ii) fees and expenses incurred by the Funds in connection with membership in investment company organizations; (iii) brokers' commissions; (iv) payment for portfolio pricing services to a pricing agent, if any; (v) legal expenses (vi) interest, insurance premiums, taxes or governmental fees; (vii) clerical expenses of issue, redemption or repurchase of shares of the Funds; (viii) the expenses of and fees for registering or qualifying shares of the Funds for sale and of maintaining the registration of the Funds and registering the Funds as a broker or a dealer; (ix) the fees and expenses of Trustees who are not affiliated with the Adviser; (x) the fees or disbursements of custodians of the Funds' assets, including expenses incurred in the performance of any obligations enumerated by the Declaration of Trust or By-Laws of the Trust insofar as they govern agreements with any such custodian; (xi) costs in connection with annual or special meetings of shareholders, including proxy material preparation printing and mailing; (xii) charges and expenses of the Trust's auditor; (xiii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business; and (xiv) expenses of an extraordinary and nonrecurring nature.

TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement"), under which the Transfer Agent (i) maintains record shareholder

--------------------------------------------------------------------------------
                                   Page -32-
accounts, and (ii) makes periodic reports to the Trust's Board of Trustees concerning the operations of each Fund.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") pursuant to which SEI Financial Services Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456-0100 (the "Distributor"), as agent, serves as principal underwriter for the continuous offering of shares of each Fund. The Distributor has agreed to use best efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. Shares of the Trust are not subject to sales loads or distribution fees. The Adviser, and not the Trust, is responsible for payment of any expenses or fees incurred in the marketing and distribution of shares of the Trust.

The Distribution Agreement will remain in effect for one year from its effective date and will continue in effect thereafter only if such continuance is specifically approved annually by the Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as such term is defined in the 1940 Act) of such parties. The Distribution Agreement was most recently approved on November 19, 1998 by a vote of the Trust's Board of Trustees, including a majority of those Trustees who were not parties to the Distribution Agreement or "interested persons" of such parties. The Distribution Agreement is terminable, as to a Fund, by vote of the Board of Trustees, or by the holders of a majority of the outstanding shares of the Fund, at any time without penalty on 60 days' written notice to the Distributor. The Distributor may terminate the Distribution Agreement at any time without penalty on 60 days' written notice to the Trust.

CUSTODIAN

Brown Brothers Harriman and Co. (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, serves as the Trust's custodian pursuant to a Custodian Agreement. Under the Custodian Agreement, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities and (v) makes periodic reports to the Trust's Board of Trustees concerning each Fund's operations. The Custodian is authorized to select one or more foreign or domestic banks or companies to serve as sub-custodian on behalf of the Trust.

                                  SERVICE PLAN
                             (SERVICE SHARES ONLY)

Each Fund has adopted a service plan (the "Plan") with respect to its service shares which authorizes it to compensate Service Organizations whose customers invest in service shares of the Funds for providing certain personal, account administration and/or shareholder liaison services. Pursuant to the Plans, the Funds may enter into agreements with Service Organizations ("Service Agreements"). Under such Service Agreements or otherwise, the Service Organizations may perform some or all of the following services: (i) acting as record holder and nominee of all service shares beneficially owned by their customers; (ii) establishing and maintaining individual accounts and records with respect to the service shares owned by each customer; (iii) providing facilities to answer inquiries and respond to correspondence from customers about the status of their accounts or about other aspects of the Trust or applicable Fund; (iv) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange service shares; and (v) receiving and transmitting funds representing the purchase price or redemption proceeds of such service shares.

As compensation for such services, each Fund will pay each Service Organization with which it has a Service Agreement a service fee in an amount up to .25% (on an annualized basis) of the average daily net

--------------------------------------------------------------------------------
                                   Page -33-
assets of the Fund's service shares attributable to customers of such Service Organization. Service Organizations may from time to time be required to meet certain other criteria in order to receive service fees.

Pursuant to the Plans, service shares of a Fund that are beneficially owned by customers of a Service Organization will convert automatically to institutional shares of the same Fund in the event that such Service Organization's Service Agreement expires or is terminated. Customers of a Service Organization will receive advance notice of any such conversion, and any such conversion will be effected on the basis of the relative net asset values of the two classes of shares involved.

In accordance with the terms of the Service Plans, the officers of the Trust provide to the Trust's Board of Trustees for their review a quarterly written report of the amounts expended under the Service Plans and the purpose for which such expenditures were made. In the Trustees' quarterly review of such reports, they will consider the continued appropriateness and the level of compensation that the Service Plans provide.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974 ("ERISA") ) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in service shares of the Fund. Service Organizations that are subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions are urged to consult their own legal advisers before investing fiduciary assets in service shares and receiving service fees.

The Trust believes that fiduciaries of ERISA plans may properly receive fees under a Service Plan if the plan fiduciary otherwise properly discharges its fiduciary duties, including (if applicable) those under ERISA. Under ERISA, a plan fiduciary, such as a trustee or investment manager, must meet the fiduciary responsibility standard set forth in part 4 of Title I of ERISA. These standards are designed to help ensure that the fiduciary's decisions are made in the best interests of the plan and are not colored by self-interest.

Section 403 (c) (1) of ERISA provides, in part, that the assets of a plan shall be held for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries and defraying reasonable expenses of administering the plan. Section 404 (a) sets forth a similar requirement on how a plan fiduciary must discharge his or her duties with respect to the plan, and provides further that such fiduciary must act prudently and solely in the interest of the participants and beneficiaries. These basic provisions are supplemented by the per se prohibitions of certain classes of transactions set forth in Section 406 of ERISA.

Section 406 (a) (1) (D) of ERISA prohibits a fiduciary of an ERISA plan from causing that plan to engage in a transaction if he knows or should know that the transaction would constitute a direct or indirect transfer to, or use by or for the benefit of, a party in interest, of any assets of that plan. Section 3 (14) includes within the definition of "party in interest" with respect to a plan any fiduciary with respect to that plan. Thus, Section 406 (a) (1) (D) would not only prohibit a fiduciary from causing the plan to engage in a transaction which would benefit a third person who is a party in interest, but it also would prohibit the fiduciary from similarly benefiting himself. In addition, Section 406 (b) (1) specifically prohibits a fiduciary with respect to a plan from dealing with the assets of that plan in his own interest or for his own account.
Section 406 (b) (3) supplements these provisions by prohibiting a plan fiduciary from receiving any consideration for his own personal account from any party dealing with the plan in connection with a transaction involving the assets of the plan.

In accordance with the foregoing, however, a fiduciary of an ERISA plan may properly receive service fees under a Service Plan if the fees are used for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries or for defraying reasonable expenses of administering the plan for which the plan would otherwise be liable. See, e.g., Department of Labor ERISA Technical Release No. 86-1 (stating a violation of ERISA would not occur where a broker-dealer rebates commission dollars to a plan fiduciary who, in turn, reduces its fees for which the plan is otherwise responsible for paying).

--------------------------------------------------------------------------------
                                   Page -34-

Thus, the fiduciary duty issues involved in a plan fiduciary's receipt of the service fee must be assessed on a case-by-case basis by the relevant plan fiduciary.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board of Trustees, the Adviser makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds. In executing portfolio transactions, the Adviser seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Commission rates, being a component of price, are considered together with such factors. Where transactions are effected on a foreign securities exchange, the Funds employ brokers, generally at fixed commission rates. Commissions on transactions on U.S. securities exchanges are subject to negotiation. Where transactions are effected in the over-the-counter market or third market, the Funds deal with the primary market makers unless a more favorable result is obtainable elsewhere. Fixed income securities purchased or sold on behalf of the Funds normally will be traded in the over-the-counter market on a net basis (i.e. without a commission) through dealers acting for their own account and not as brokers or otherwise through transactions directly with the issuer of the instrument. Some fixed income securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission.

Pursuant to the Management Contracts, the Adviser agrees to select broker-dealers in accordance with guidelines established by the Trust's Board of Trustees from time to time and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended. In assessing the terms available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Consideration may also be given to the broker-dealer's sale of shares of the Funds. In addition, the Management Contracts authorize the Adviser, subject to the periodic review of the Trust's Board of Trustees, to cause a Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such brokerage and research services may consist of pricing information, reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

Supplemental research information utilized by the Adviser is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts of the Adviser for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company. During the fiscal period ended October 31, 1996, October 31, 1997, [and October 31, 1998] the Adviser did not, pursuant to any agreement or understanding with a broker or otherwise through an internal allocation procedure, direct any Fund's brokerage transactions to a broker because of research services provided by such broker.

Investment decisions for each Fund and for other investment accounts managed by the Adviser are made independently of each other in the light of differing conditions. However, the same investment decision

--------------------------------------------------------------------------------
                                   Page -35-
may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

Pursuant to procedures determined by the Trustees and subject to the general policies of the Funds and Section 17(e) of the 1940 Act, the Adviser may place securities transactions with brokers with whom it is affiliated ("Affiliated Brokers"). These brokers may include but are not limited to Morgan Grenfell Asia and Morgan Grenfell Debt Arbitrage Trading.

Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount which can be paid by the Funds to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The Board, including a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, has adopted procedures designed to comply with the requirements of Section 17(e) of the 1940 Act and Rule 17e-1 promulgated thereunder to ensure that the broker's commission is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time...."

A transaction would not be placed with Affiliated Brokers if a Fund would have to pay a commission rate less favorable than their contemporaneous charges for comparable transactions for their other most favored, but unaffiliated, customers except for accounts for which they act as a clearing broker, and any of their customers determined, by a majority of the Trustees who are not "interested persons" of the Fund or the Adviser, not to be comparable to the Fund. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, exceptions may be made. Since the Adviser, as investment adviser to the Funds, has the obligation to provide management, which includes elements of research and related skills, such research and related skills will not be used by them as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Funds will not engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of the Funds placed by Affiliated Brokers are combined with orders of their respective clients, in order to obtain a more favorable commission rate. When the same security is purchased for two or more funds or customers on the same day, each fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

Affiliated Brokers furnish to the Trust at least annually a statement setting forth the total amount of all compensation retained by them or any associated person of them in connection with effecting transactions for the account of the Funds, and the Board reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith. During the fiscal periods ended October 31, 1996, October 31, 1997, [and October 1998] no Fund paid any brokerage commissions to any Affiliated Broker.

Affiliated Brokers do not knowingly participate in commissions paid by the Funds to other brokers or dealers and do not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event that an Affiliated Broker learns at any time that it has knowingly received reciprocal business, it will so inform the Board.

For the fiscal period ended October 31, 1996, Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund paid aggregate brokerage commissions of $6,948, $3,645, $382,726,

--------------------------------------------------------------------------------
                                   Page -36-

$17,303, $623,975, $0, $0 and $0, respectively. For the fiscal year ended October 31, 1997, Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund paid aggregate brokerage commissions of $15,439.06, $78,071.14, $503,504.08, $23,189.97, $868,715.91, $0, $0 and $0, respectively. For the fiscal year ended October 31, 1998, Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund
paid aggregate brokerage commissions of                         respectively.

As of October 31, 1997, Morgan Grenfell European Equity Growth Fund held securities of HSBC Holdings, one of its regular broker-dealers during the year then ended. The value of such securities on this date was $180,024.17. As of October 31, 1997, Morgan Grenfell International Equity Fund held securities of Barclays and Nomura, two of its regular broker-dealers. The value of such securities on this date were $70,152.71 and $11,642.41, respectively.

                       PURCHASE AND REDEMPTION OF SHARES

Shares of the Funds are distributed by SEI Financial Services Company, the Distributor. The Funds offer two classes of shares, institutional and service shares. General information on how to buy shares of the Fund is set forth in "Managing Your Investment" in the Funds' Prospectus. The following supplements that information.

Investors may invest in institutional shares by establishing a shareholder account with the Trust. In order to make an initial investment in service shares of a Fund, an investor must establish an account with a service organization. Additionally, each Fund has authorized brokers to accept purchase and redemption order for institutional and service shares for each Fund. Brokers, including authorized brokers of service organizations, are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Investors who invest through brokers, service organizations or their designated intermediaries may be subject to minimums established by their broker, service organization or designated intermediary.

Investors who establish shareholder accounts with the Trust should submit purchase and redemption orders to the Transfer Agent as described in the Prospectus. Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit purchase and redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee. A Fund will be deemed to have received a purchase or redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of any Fund may be purchased or redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent, the service organization, broker or designated intermediary. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's purchase or redemption order before the close of regular trading on the NYSE for the investor to receive that day's net asset value. For an investor who invests through a mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's purchase or redemption order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern
Time) and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service organizations, brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase or redemption orders to the Transfer Agent.

--------------------------------------------------------------------------------
                                   Page -37-

NET ASSET VALUE

Under the 1940 Act, the Board of Trustees of the Trust is responsible for determining in good faith the fair value of the securities of each Fund. In accordance with procedures adopted by the Board of Trustees, the net asset value per share of each class of each Fund is calculated by determining the net worth of the Fund attributable to the class (assets, including securities at value, minus liabilities) divided by the number of shares of such class outstanding. Each Fund computes net asset value for each class of its shares at the close of such regular trading, which is generally 4:00 p.m. Eastern time, on each day on which the New York Stock Exchange ("NYSE") is open (a "Business Day"). If the NYSE closes early, the fund will accelerate the calculation of the NAV and transaction deadlines to the actual closing time. The NYSE is closed on Saturdays and Sundays as well as the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For purposes of calculating net asset value, equity securities traded on a recognized U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities) prior to the time of valuation on the valuation day or, if no sale occurs, at the bid price. Unlisted equity securities for which market quotations are readily available are valued at the most recent bid price prior to the time of valuation.

Debt securities and other fixed income investments of the Funds are valued at prices supplied by independent pricing agents, which prices reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term obligations maturing in sixty days or less may be valued at amortized cost, which method does not take into account unrealized gains or losses on such portfolio securities. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value of the security, as determined by amortized cost, may be higher or lower than the price the Fund would receive if the Fund sold the security.

Other assets and assets for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the 4:00 P.M. (Eastern Time) close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days in New York and on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the regular trading on the NYSE will not be reflected in the Funds' calculation of net asset values unless the Adviser deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

                            PERFORMANCE INFORMATION

From time to time, performance information, such as total return and yield for shares of a Fund, may be quoted in advertisements or in communications to shareholders. A Fund's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in shares of a Fund. Aggregate total return reflects the total percentage change over the stated period.

--------------------------------------------------------------------------------
                                   Page -38-

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Fund may discuss performance as reported by various financial publications. The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. In addition, the performance of a Fund may be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services.

Performance quotations of a Fund represent the Fund's past performance and, consequently, should not be considered representative of the future performance of the Fund. The value of shares, when redeemed, may be more or less than the original cost. Any fees charged by banks or other investors directly to their customer accounts in connection with investments in shares of a Fund are not at the direction or within the control of the Funds and will not be included in the Funds' calculations of total return.

YIELD

From time to time, the Fixed Income Funds may advertise their yield. Yield is calculated separately for service shares and institutional shares of a Fund. Each type of share is subject to differing yields for the same period. The yield of a class of shares of a Fund refers to the annualized income generated by an investment in the class of shares of the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated for each like period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

                    a-b
YIELD  =  2  [  (  ----   +  1  )   to the power of 6 -1 ]
                    cd

Where:     a          =          dividends and interest earned by the Fund during the
                                 period;

           b          =          net expenses accrued for the period;

           c          =          average daily number of shares outstanding during the
                                 period entitled to receive dividends; and

           d          =          maximum offering price per share on the last day of
                                 the period.

Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

For the 30-day period ended October 31, 1998, the yields of institutional shares of Morgan Grenfell Core Global Fixed Income Fund, Morgan Grenfell Emerging Markets Debt Fund, Morgan Grenfell Global Fixed Income Fund and Morgan Grenfell
International Fixed Income Fund were    %,    %,    %, and    % respectively. If
the expense limitations described in the Prospectus for these Funds had not been in effect during this period, the yields of institutional shares of Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income
Fund and Morgan Grenfell Emerging Markets Debt Fund would have been    %,    %
and    %, respectively.

--------------------------------------------------------------------------------
                                   Page -39-

TOTAL RETURN

Average annual total return is calculated separately for service shares and institutional shares of a Fund. Each class of share is subject to different fees and expenses and, consequently, may have differing average annual total returns for the same period. Each Fund that advertises "average annual total return" for a class of its shares computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

            ERV
T  =  [  (  ---  )  1/n  - 1  ]
             P

Where:             T  =          average annual total return,

                 ERV  =          ending redeemable value of a hypothetical $1,000
                                 payment made at the beginning of the 1, 5 or 10
                                 year (or other) periods at the end of the
                                 applicable period (or a fractional portion
                                 thereof);

                   P  =          hypothetical initial payment of $1,000; and

                   n  =          period covered by the computation, expressed in
                                 years.

Each Fund that advertises "aggregate total return" for a class of its shares computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                 ERV
Aggregate Total Return  =  [  (  ---  )  -  1  ]
                                  P

The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

For the fiscal year ended October 31, 1998, the average annual total returns for institutional shares of Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets
Debt Fund were    %,    %,    %,    %,    %,    %,    % and    %, respectively.
For their respective periods from commencement of operations to October 31, 1998, the average annual total returns for institutional shares of Morgan Grenfell International Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income
Fund and Morgan Grenfell Emerging Markets Debt Fund were    %,    %,    %,    %,
   %,    %,    % and    %, respectively. For the fiscal year ended October 31,
1998, the average annual total returns for service shares of Morgan Grenfell
Emerging Markets Debt Fund was    %. From its commencement of operations to
October 31, 1998, the average

--------------------------------------------------------------------------------
                                   Page -40-
annual total returns for service shares of Morgan Grenfell Emerging Markets Debt
Fund was    %. If the expense limitations described in the Prospectus for the above Funds had not been in effect during the indicated periods, the total returns for institutional shares of these Funds for such periods would have been lower than the total return figures shown in this paragraph.

The Funds may from time to time advertise comparative performance as measured by various independent sources, including, but not limited to, Barron's, The Wall Street Journal, Weisenberger Investment Companies Service, Business Week, Changing Times, Financial World, Forbes, Fortune and Money. In addition, a Fund may from time to time advertise its performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agency, corporate, mortgage and Yankee bonds); (f) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); and
(g) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, Inc., First Boston Corporation, Dean Witter Morgan Stanley, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of any Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

                                     TAXES

The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in the Funds. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.

GENERAL

Each Fund is a separate taxable entity and has elected or intends to elect to be treated, and to qualify for each taxable year, as a regulated investment company under Subchapter M of the Code.

Qualification of a Fund as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) the Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

--------------------------------------------------------------------------------
                                   Page -41-

Future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions or derivatives that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures or forward contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under such regulations.

If a Fund complies with such provisions, then in any taxable year in which the Fund distributes at least 90% of its "investment company taxable income" (which includes dividends, interest, accrued original issue discount and recognized market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss and certain net realized foreign exchange gains and is reduced by deductible expenses), the Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or net capital gain (the excess of net long-term capital gain over net short-term capital loss), it will be subject to federal income tax at regular corporate rates on the amount retained.

If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.

For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors such as the Funds and may therefore make it more difficult for the Funds to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, the Funds generally expect to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which no federal income tax was paid by the Fund. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared.

Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain futures contracts, forward contracts and options held by the Funds will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Funds' taxable year. As a result, a Fund may be required to recognize income or gain without a concurrent receipt of cash. Additionally, a Fund may be required to recognize gain if an option, future, forward contract, short sale, or

--------------------------------------------------------------------------------
                                   Page -42-
other transaction that is not subject to these mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any gain or loss recognized on actual or deemed sales of futures contracts, forward contracts, or options that are subject to the mark to market rules, but not the constructive sale rules, (not including certain foreign currency options, forward contracts, and futures contracts) will be treated as 60% long-term capital gain or loss and 40% short-short capital gain or loss. As a result of certain hedging transactions entered into by a Fund, such Fund may be required to defer the recognition of losses on futures or forward contracts and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures, forward contracts and constructive sales may affect the amount, timing and character of a Fund's distributions to shareholders. Certain tax elections may be available to the Funds to mitigate some of the unfavorable consequences described in this paragraph.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by the Funds. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foreign currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result that either no dividends are paid or a portion of the Fund's dividends is treated as a return of capital, which is nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally gives rise to capital gains.

Each Fund's investments in zero coupon securities, deferred interest securities, increasing-rate securities, pay-in-kind securities or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. Transactions or instruments subject to the mark to market or constructive sale rules described above may have the same result in some circumstances. In order to obtain cash to distribute this income or gain, maintain its qualification as a regulated investment company, and avoid federal income or excise taxes, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

The Funds anticipate that they will be subject to foreign withholding or other foreign taxes on certain income they derive from foreign securities, possibly including, in some cases, capital gains from the sale of such securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, a Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions they actually receive) their pro rata shares of qualified foreign taxes paid by the Fund (not in excess of its actual tax liability) even though not actually received by the shareholders, and (ii) treat such respective pro rata portions as foreign taxes paid by them. If a Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to satisfaction of certain holding period requirements and to other applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the Fund makes the election referred to above.

If a shareholder chooses to take a credit for the qualified foreign taxes deemed paid by such shareholder as a result of any such election by a Fund, the amount of the credit that may be claimed in any year may not

--------------------------------------------------------------------------------
                                   Page -43-
exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of a Fund that makes the election described above may not be able to claim a credit for the full amount of their proportionate shares of the foreign taxes paid by the Fund. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that a Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If a Fund does not make this election or otherwise pays foreign taxes that cannot be passed through to shareholders, it generally may deduct such taxes in computing its investment company taxable income.

If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in passive foreign investment companies may also produce ordinary income rather than capital gains, and the deductibility of losses is subject to certain limitations. Each Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

The federal income tax rules applicable to currency and interest rate swaps, mortgage dollar rolls, certain structured securities and interest rate floors and caps are unclear in certain respects, and the Funds may be required to account for these transactions or instruments under tax rules in a manner that may affect the amount, timing and character of income, gain or loss therefrom and that may, under certain circumstances, limit the extent to which the Funds engage in these transactions or acquire these instruments.

Each of the Fixed Income Funds other than the International Fixed Income Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for these Funds. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by these Funds, to the extent they invest in such securities, in order to reduce the risk of their distributing insufficient income to preserve their status as regulated investment companies and seek to avoid having to pay federal income or excise tax.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent years' capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and, accordingly, would generally not be distributed to shareholders. At October 31, 1997, the Morgan Grenfell International Small Cap Equity Fund had a capital loss carryforward of approximately $6,862,000 expiring in the fiscal year ended October 31, 2004, the Morgan Grenfell European Small Cap Equity Fund had a capital loss carryforward of approximately $84,000 expiring in the fiscal year ended October 31, 2005.

--------------------------------------------------------------------------------
                                   Page -44-

U.S. SHAREHOLDERS--DISTRIBUTIONS

For U.S. federal income tax purposes, distributions by the Funds, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received. Distributions from investment company taxable income of any Fund for the year will be taxable as ordinary income. Distributions to corporate shareholders designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if the Fund were not a regulated investment company will be eligible, subject to certain holding period requirements and debt-financing restrictions, for the 70% dividends received deduction for corporations. Because eligible dividends are limited to those received by a Fund from U.S. domestic corporations, it is unlikely that any significant portion of any Fund's distributions will qualify for the dividends received deduction. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each such dividend. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax. The dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund and, to the extent such basis would be reduced below zero, require the current recognition of income. Capital gain dividends (i.e., dividends from net capital gain), if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

U.S. SHAREHOLDERS--SALE OF SHARES

When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale or other disposition, such gain or loss should be capital in character. Any loss realized on the sale, redemption or other disposition of the shares of any Fund with a tax holding period of six months or less, to the extent such loss is not disallowed under any other tax rule, will be treated as a long-term capital loss to the extent of any capital gain dividend with respect to such shares. Additionally, any loss realized on a sale, redemption or other disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

The Funds may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including distributions from a Fund's net long-term capital gains) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish the Funds with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Funds that the payee has failed to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Funds is incorrect, or if (when

--------------------------------------------------------------------------------
                                   Page -45-
required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

Shareholders who, as to the United States, are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors generally will be subject to U.S. withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

Any gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the United States, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. investors should consult their tax advisers about the applicability of U.S. federal income or withholding taxes to certain distributions received by them.

STATE AND LOCAL

The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Fund may have tax consequences for shareholders different from those of a direct investment in the Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                      GENERAL INFORMATION ABOUT THE TRUST

GENERAL

The Trust is an open-end investment company organized as a Delaware business trust on September 13, 1993. The Trust commenced operations on January 3, 1994. The Board of Trustees of the Trust is responsible for the overall management and supervision of the affairs of the Trust. The Declaration of Trust authorizes the Board of Trustees to create separate investment series or portfolios of shares. As of the date hereof, the Trustees have established the thirteen Funds described in this SAI and nine additional series. The Declaration of Trust further authorizes the Trust to classify or reclassify any series or portfolio of shares into one or more classes. As of the date hereof, the Trustees have established two classes of shares: institutional shares and service shares. On May 21, 1998, the European Equity Fund changed its name to the European Equity Growth Fund and the Pacific Basin Equity Fund changed its name to the New Asia Fund as indicated on the cover page of this Statement of Additional Information.

The shares of each class represent an interest in the same portfolio of investments of a Fund. Each class has equal rights to voting, redemption, dividends and liquidation, except that only service shares bear service fees and each class may bear other expenses properly attributable to the particular class. Also, holders of service shares of each Fund have exclusive voting rights with respect to the service plan adopted by their Fund.

When issued, shares of the Funds are fully paid and nonassessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to

--------------------------------------------------------------------------------
                                   Page -46-
shareholders. Shares of the Funds entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

Shares of a Fund will be voted separately with respect to matters pertaining to that Fund except for the election of Trustees and the ratification of independent accountants. For example, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and any change in the fundamental investment restrictions of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund. The Trust does not intend to hold shareholder meetings, except as may be required by the 1940 Act. The Trust's Declaration of Trust provides that special meetings of shareholders shall be called for any purpose, including the removal of a Trustee, upon written request of shareholders entitled to vote at least 10% of the outstanding shares of the Trust, or Fund, as the case may be. In addition, if ten or more shareholders of record who have held shares for at least six months and who hold in the aggregate either shares having a net asset value of $25,000 or 1% of the outstanding shares, whichever is less, seek to call a meeting for the purpose of removing a Trustee, the Trust has agreed to provide certain information to such shareholders and generally to assist their efforts.

In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

As of the date of this SAI, SEI Investments Distributions Co. owned 100% of the outstanding shares of Global Equity Fund, New Asia Fund and Japanese Small Cap Equity Fund.

As of December 16, 1998, the following shareholders owned the following respective percentages of the outstanding institutional shares of the indicated
Funds:

INTERNATIONAL SMALL CAP EQUITY FUND:

Kroger Company Master Retirement Trust, c/o The Northern Trust Co., P.O. Box 92956, Chicago, IL 60675-2956

(20.98%)

Black & Decker Defined Benefit Plan Master Trust, c/o State Street Bank & Trust Co., P.O. Box 1992, Boston, MA 02105-1992

(25.16%)

Delta Airlines Inc. c/o Harris Trust & Savings, 111 W Monroe Street SE, Chicago, IL 60603

(46.68%)

Pitney Bowes Retirement Plan, c/o State Street Bank & Trust Co., One Enterprise Drive W7A, North Quincy, MA 02171-2126

(6.44%)

EMERGING MARKETS EQUITY FUND:

Motorola Employees Savings & Profit Sharing Trust, c/o Northern Trust Co., P.O. Box 92956, Chicago, IL 60675-2956

(45.82%)

Motorola Pension Fund, c/o Harris Trust, 111 West Monroe, P.O. Box 755, Chicago, IL 60690-0755

(50.97%)

--------------------------------------------------------------------------------
                                   Page -47-

GLOBAL FIXED INCOME FUND:

The American University in Cairo, 420 Fifth Ave., New York, NY 10018-2729

(22.47%)

Town of Plymouth Retirement System, 11 Lincoln St., Plymouth, MA 02360-3386

(11.02%)

Museum of Fine Arts Boston, 465 Huntington Ave., Boston, MA 02115-5597

(9.94%)

Foundation for Seacoast Health, P.O. Box 4606, Portsmouth, NH 03802-4606

(10.42%)

Wofford College, c/o Bankers Trust Co., 100 Plaza One MS 3029, Jersey City, NJ 07311-3902

(20.51%)

The American University in Cairo, In Respect of USAid Endowment, 420 Fifth Ave., New York, NY 10018-2729

(5.67%)

INTERNATIONAL FIXED INCOME FUND:

Bay City Policemen & Firemen Retirement System, Defined Benefit Pension Plan, c/o Gary Fields, 301 Washington Ave, Bay City, MI 48708-5837

(15.65%)

Dingle & Co, c/o Comerica Bank, PO Box 75000, Detroit MI 48275-0001

(21.68%)

James R. Trueman Irrev. Subchapter S Trust, c/o Northern Trust, 50 S LaSalle St., P.O. 92956, Chicago IL 60675-2956

(47.13%)

US Trust Company NA, 4380 SW Macadam Ave, Suite 450, Portland, OR 97201-6407

(9.00%)

EMERGING MARKETS DEBT FUND:

Iowa Public Employees Retirement System, 600 E. Court Avenue, Des Moines, IA 50309-2021

(9.82%)

Los Angeles City Employees Retirement Systems, 360 E 2nd St, Los Angeles, CA 90012-4207

(8.45%)

State of Wisconsin Investment Board, 121 E Wilson St., P.O. Box 7847, Madison WI 53707-7847

(15.05%)

Los Angeles County Employees Retirement Association, 300 N Lake Ave., Suite 850, Pasadena, CA 91101-4109

(9.58%)

Bell Atlantic Master Trust, c/o Bost & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198

(22.98%)

--------------------------------------------------------------------------------
                                   Page -48-

EUROPEAN SMALL CAP EQUITY FUND:

Pitney Bowes Retirement Plan, c/o State Street Bank & Trust Co., One Enterprise Drive W7A, North Quincy, MA 02171-2126

(99.93%)

INTERNATIONAL EQUITY FUND:

Morgan Grenfell Inc., (Delaware Corporation), 885 Third Avenue, New York, NY
10022

(64.65%)

Deutsche Bank Securities C/F David N. Wilner, 1251 Avenue of the Americas, New York, NY 10020-1104

(22.49%)

Miter & Co., fbo Deutsche Bank, P.O. Box 2977, Milwaukee, WI 53201-2977

(5.55%)

Deutsche Bank Securities C/F Dr. Dieter Kraus, 1251 Avenue of the Americas, New York, NY 10020-1104

(5.48%)

EUROPEAN EQUITY GROWTH FUND:

Louisiana Municipal Police Employees' Retirement System, 8401 United Plaza Blvd., Suite 270, Baton Rouge, LA 70809-7017

(98.09%)

CORE GLOBAL FIXED INCOME FUND:

University of North Dakota Foundation, PO Box 8157, Grand Forks, ND 58202-8157

(28.87%)

New Hampshire Charitable Foundation, 870 Westminster St., Providence, RI 02903-4024

(35.21%)

Alexander Eastman Foundation, 37 Pleasant St., Concord, NH 03301-4005

(5.18%)

Goodall Hospital Custody, c/o Fleet National Bank, P.O. Box 92800, Rochester, NY 14692-8900

(11.40%)

Bristol County Retirement Board, 645 County St., Taunton, MA 02780-3623

(19.33%)

As of December 16, 1998, the following shareholders owned the following respective percentages of the outstanding service shares of the indicated Funds:

EMERGING MARKETS DEBT FUND SERVICE SHARES:

Secs Corp., c/o Donaldson Lufkin & Jenrette, P.O. Box 2052, Jersey City, NJ 07303-2052

(95.89%)

--------------------------------------------------------------------------------
                                   Page -49-

SHAREHOLDER AND TRUSTEE LIABILITY

The Trust is organized as a Delaware business trust and, under Delaware law, the shareholders of a business trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of the courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

CONSIDERATION FOR PURCHASES OF SHARES

The Trust generally will not issue shares of the Funds for consideration other than cash. At the Trust's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with an acquisition of portfolio securities (other than municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) or pursuant to a bona fide purchase of assets, merger or other reorganization, provided the securities meet the investment objectives and policies of the Fund and the securities are acquired by the Fund for investment and not for resale. An exchange of securities for Fund shares will generally be a taxable transaction to the shareholder.

                             ADDITIONAL INFORMATION

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants, providing audit services, including review and consultation in connection with various filings by the Trust with the Commission and tax authorities.

REGISTRATION STATEMENT

The Trust has filed with the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds and certain other series of the Trust. If further information is desired with respect to the Trust, the Funds or such other series, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                              FINANCIAL STATEMENTS

The Trust's audited financial statements for the period ended October 31, 1998 are included in, and incorporated by reference into, this Statement of Additional Information in reliance upon the report of PricewaterhouseCoopers LLP, the Trust's independent accountants, as experts in accounting and auditing.

The financial statements of the Trust for the periods ended on and prior to October 31, 1998 are included in, and incorporated by reference into, this Statement of Additional Information from the Trust's 1998 Annual Report to Shareholders for the year ended October 31, 1998 (filed electronically on
December   , 1998; file no.         ; accession no.         , and will be
attached to each copy of such Statement of Additional Information that is distributed.

--------------------------------------------------------------------------------
                                   Page -50-

                                   APPENDIX A
                      DESCRIPTION OF RATINGS CATEGORIES OF
                      MOODY'S INVESTORS SERVICE, INC. AND
                        STANDARD & POOR'S RATINGS GROUP

Moody's Investors Service, Inc. ("Moody's") describes classifications of fixed income securities (not including commercial paper) as follows:

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Ratings Group ("Standard & Poor's") describes classifications of fixed income securities (not including commercial paper) as follows:

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from the AAA issues only in small degree.

--------------------------------------------------------------------------------
                                   Page -51-

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Debt rated BB, B, CCC or CC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
                                   Page -52-

                                   APPENDIX B
              QUALITY DISTRIBUTION FOR EMERGING MARKETS DEBT FUND

During the fiscal year ended October 31, 1997, the percentages of Morgan Grenfell Emerging Market Debt Fund's assets invested in unrated debt securities and securities rated in particular rating categories by Standard & Poor's were, on a weighted average basis, as follows*:

                                                     Percentage
                                                         of
                                                       Total
Standard & Poor's (Moody's) Ratings                 Investments
--------------------------------------------------  ------------
Not Rated.........................................    15.3%**

Rated by Standard & Poor's (Moody's):

BBB+, BBB, BBB-...................................       2%
BB+, BB, BB-, (Ba)................................     53.5%
B+, B, B- (B).....................................     12.1%

Cash..............................................     17.1%

---------

* Based on the average of month-end portfolio holdings during the fiscal year ended October 31, 1997. Asset composition does not represent actual holdings on October 31, 1997; nor does it imply that the overall quality of portfolio holdings is fixed.

** Of this amount, the following percentages of the Fund's assets represent quality standards attributed by the Adviser to such unrated securities at the time of purchase: 12.1%, B+, B, B- (B); and 0%, CCC+, CCC, CCC- (Caa).

--------------------------------------------------------------------------------
                                   Page -53-

                                   APPENDIX C
                         PORTFOLIO MANAGER INFORMATION

FUNDS                                                                                        PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------  ---------------------
Morgan Grenfell International Equity Fund                                                    Patrick Disney
                                                                                             Patrick Deane
                                                                                             Alex Tedder
                                                                                             William Thomas

Morgan Grenfell Global Equity Fund                                                           Patrick Disney
                                                                                             Patrick Deane
                                                                                             Alex Tedder
                                                                                             William Thomas
                                                                                             David Heape

Morgan Grenfell European Equity Growth Fund                                                  Richard Wilson
                                                                                             Marco Ricci

Morgan Grenfell New Asia Fund                                                                William Thomas

Morgan Grenfell International Small Cap Equity Fund                                          Jonathan Wild
                                                                                             Marco Ricci
                                                                                             Lim Ser Mui
                                                                                             Atsuhiko Masuda
                                                                                             Richard Curling
                                                                                             Helene Jelman

Morgan Grenfell Japanese Small Cap Equity Fund                                               James Pulsford
                                                                                             Atsuhiko Masuda

Morgan Grenfell European Small Cap Equity Fund                                               Marco Ricci
                                                                                             Jonathan Wild
                                                                                             Richard Curling
                                                                                             Helene Jelman

Morgan Grenfell Emerging Markets Equity Fund                                                 Neil Jenkins
                                                                                             Alan Nesbit
                                                                                             Christopher Turner
                                                                                             Andrew Williamson
                                                                                             Daniel Salter

Morgan Grenfell Core Global Fixed Income Fund                                                Ian Kelson
                                                                                             Annette Fraser

Morgan Grenfell Global Fixed Income Fund                                                     Ian Kelson
                                                                                             Annette Fraser

Morgan Grenfell International Fixed Income Fund                                              Ian Kelson
                                                                                             Annette Fraser

Morgan Grenfell Emerging Markets Debt Fund                                                   Ian Kelson
                                                                                             Simon Treacher
                                                                                             David Dowsett

Morgan Grenfell Emerging Local Currency Debt Fund                                            Ian Kelson
                                                                                             Simon Treacher
                                                                                             David Dowsett

--------------------------------------------------------------------------------
                                   Page -54-

PORTFOLIO MANAGER       EXPERTISE                    PROFESSIONAL EXPERIENCE
----------------------  ---------------------------  -------------------------------------------------------------
Richard Curling         European Equities            Director, MGAM (since 1996); MGIM (since 1989); Fund
Director,                                            Manager--Small Companies, MGIS (since 1986).

Patrick Deane           UK Equities                  Fund Manager, MGIS (since 1994); Fund Manager, HSBC Asset
                                                     Management (1992-1994); Fund Manager, Midland Montagu Asset
                                                     Management (1990-1992).

Patrick Disney          EAFE Markets                 Managing Director, MGIS (since 1988); Director, MGIS
                                                     (1987-1988); EAFE Team (since 1981).

David Dowsett           Emerging Markets Debt        Portfolio Manager, Emerging Markets Debt, MGIS (since 1995);
                                                     MGIFM (since 1994).

Annette Fraser          Global Fixed Income          Portfolio Manager, Fixed Income Team, MGIS (since 1992); Fund
                                                     Manager, MGIFM (since 1990).

David Heape             US Equities                  Director, MGIFM (since 1994); Fund Manager, US Equities, MGIS
                                                     & MGIFM (since 1989); Analyst, UK Equities, Morgan Grenfell &
                                                     Co., London (1986-1989).

Helene Jelman           European Equities            Fund Manager, MGIS (since 1996); Cazenove (1995-1996); Price
                                                     Waterhouse (1991-1995).

Neil Jenkins, CFA       Emerging Markets             Director, MGIS and Head of Emerging Markets (since 1997);
                                                     Global and Emerging Markets Fixed Income Portfolio Manager
                                                     (1996-1997); Director, MGIFM (since 1995); Vice President,
                                                     MGIT (since 1993); Director, MG Inc. (1991-1996); Morgan
                                                     Grenfell, Moscow Office (1988-1990); Morgan Grenfell &
                                                     Company Ltd. (since 1985).

Ian Kelson              Fixed Income Markets         Director, MGIS (since 1988); Chief Investment Officer, MGIS
                                                     Fixed Income (since 1989); Portfolio Manager, Bank of America
                                                     (multi-currency accounts) (1981-1985).

Atsuhiko Masuda         Japanese Equities            Fund Manager, DB Morgan Grenfell Asset Management Limited,
                                                     Tokyo, (since 1995); MBA, University of Pennsylvania
                                                     (1993-1995). Analyst, Morgan Grenfell, Tokyo (1990-1993);
                                                     Analyst, Morgan Grenfell, London (1988-1990).

Lim Ser Mui             Asia Ex Japan Small Cap      Portfolio Manager, Morgan Grenfell Investment Management
                                                     (Asia) Limited, Singapore (since 1991); Manager, Deutsche
                                                     Bank Private Banking (1988-1991); Investment Manager, First
                                                     City Investments Pte Ltd. (1986-1988); Assistant Manager
                                                     Investments, Paribas South East Asia (1985-1986); Assistant
                                                     Manager, United Overseas Bank, Investment Division
                                                     (1980-1985); Senior Auditor, Arthur Young (1978-1980).

--------------------------------------------------------------------------------
                                   Page -55-

PORTFOLIO MANAGER       EXPERTISE                    PROFESSIONAL EXPERIENCE
----------------------  ---------------------------  -------------------------------------------------------------
Alan Nesbit             Emerging Markets             Director of Morgan Grenfell Asset Management Ltd. (since
                                                     1985) and Morgan Grenfell Trust Managers; Portfolio Manager,
                                                     Latin American Equities, MGIS (since 1991).

James Pulsford          Japanese Markets             Portfolio Manager, Japanese Markets, MGIS (since 1987); UK research (since 1984).

Marco Ricci             Continental Europe           Fund Manager, MGIS--Continental Europe (since 1997); Analyst,
                                                     Fidelity International Ltd. (1994-1997); Corporate Finance,
                                                     Bankers Trust Co., (1993); Analyst, Schroeders Plc (1992).

Daniel Salter           European Equities            Fund Manager, MGIS (since 1995); Fund Manager, MGIFM (since
                                                     1994).

Alex Tedder             European Equities            Portfolio Manager, Europe, MGIS (since 1994);
                                                     Analyst/Portfolio Manager, Schroder Investment Management
                                                     (1990-1994).

William Thomas          Japanese Markets             Director, MGIS (since 1988); Portfolio Manager, MGIS
                                                     (technology investments) (1984-1988); Director, Extel (UK
                                                     computing services company) (1971-1979).

Simon Treacher          Emerging Markets Debt        Portfolio Manager, MGIS (since 1994); Portfolio Manager,
                                                     Prudential Portfolio Managers (1992-1993); Portfolio Manager,
                                                     Worldinvest Ltd. (1978-1992); Portfolio Manager, Bankers
                                                     Trust Co. (1984-1987); National Westminster Bank (1980-1984).

Christopher Turner      European Emerging Markets    Portfolio Manager, European Emerging Markets, MGIS (since
                        Equities                     1993); Portfolio Manager, European Emerging Markets, MGIFM
                                                     (since 1990); Analyst/ Portfolio Manager, Equity and Law Life
                                                     Assurance Society (1986-1990).

Jonathan Wild           International Equity         Portfolio Manager, MGIS (since 1996); Portfolio Manager,
                        Markets, Small               Finsbury Asset Management (1993-1995); Manager, Barclays De
                        Capitalization Companies     Zoette Wedd (1991-1992); Manager, KPMG Peat Marwick
                                                     (1986-1991).

Andrew Williamson       Emerging Markets-- South     Fund Manager, MGIS (since 1996); Morgan Grenfell & Co.
                        Africa                       (1993-1996).

Richard Wilson          UK Equities                  Director, MGIS (since 1996); Portfolio Manager, UK, MGIS
                                                     (since 1993); Portfolio Manager, HSBC Asset Management
                                                     (1992-1993); Portfolio Manager, Midland Montagu Asset
                                                     Management (1988-1992).

--------------------------------------------------------------------------------
                                   Page -56-

                        MORGAN GRENFELL INVESTMENT TRUST
                                885 Third Avenue
                            New York, New York 10022

                               INVESTMENT ADVISER
                  Morgan Grenfell Investment Services Limited
                               20 Finsbury Circus
                            London, England EC2M 1NB

                                 ADMINISTRATOR
                          Morgan Grenfell Incorporated
                       150 South Independence Square West
                        Philadelphia, Pennsylvania 19106

                                  DISTRIBUTOR
                         SEI Financial Services Company
                             1 Freedom Valley Drive
                         Oaks, Pennsylvania 19456-0100

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT
                               DST Systems, Inc.
                            SEI Division CT-7 Tower
                                 1004 Baltimore
                          Kansas City, Missouri 64105

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                            New York, New York 10036

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                          Boston, Massachusetts 02109

                              SERVICE INFORMATION
    Existing accounts, new accounts, prospectuses, Statements of Additional
                                  Information
                applications, and service forms--1-800-550-6426

                      Telephone Exchanges--1-800-407-7301

                          Share Price and Performance
                          Information--1-800-550-6426

                                                                    MIT-F-018-03

MORGAN GRENFELL INVESTMENT TRUST

No-Load Open-End Funds

885 Third Avenue

New York, NY 10022

STATEMENT OF ADDITIONAL INFORMATION

March 1, 1999

Morgan Grenfell Investment Trust (the "Trust") is an open-end, management investment company consisting of twenty-two investment portfolios, each having separate and distinct investment objectives and policies. This Statement of Additional Information provides supplementary information pertaining to the following investment portfolios of the Trust (each, a "Fund"):

    -  Morgan Grenfell Fixed Income Fund

    -  Morgan Grenfell Municipal Bond Fund

    -  Morgan Grenfell Short-Term Fixed Income Fund

    -  Morgan Grenfell Short-Term Municipal Bond Fund

    -  Morgan Grenfell Total Return Bond Fund

    -  Morgan Grenfell High Yield Bond Fund

    -  Morgan Grenfell Smaller Companies Fund

    -  Morgan Grenfell Microcap Fund

    -  Morgan Grenfell Large Cap Growth Fund

This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Institutional or Service Shares Prospectus dated March 1, 1999, as amended or supplemented from time to time (the "Prospectus"). A copy of the Prospectus may be obtained without charge from SEI Financial Services Company, the Trust's Distributor, by calling 1-800-550-6426 or writing to 1 Freedom Valley Drive, Oaks, Pennsylvania 19456-0100

                                                                    MIT-F-017-03

--------------------------------------------------------------------------------
                                    Page -1-

TABLE OF CONTENTS

                                                                                                                PAGE
Introduction...............................................................................................           3

Additional Information on Fund Investments and Strategies and Related Risks................................           4

Investment Restrictions....................................................................................          27

Trustees and Officers......................................................................................          31

Investment Advisory and Other Services.....................................................................          33

Service Plan...............................................................................................          38

Portfolio Transactions.....................................................................................          39

Purchase and Redemption of Shares..........................................................................          41

Performance Information....................................................................................          42

Taxes......................................................................................................          46

General Information About the Trust........................................................................          52

Additional Information.....................................................................................          56

Financial Statements.......................................................................................          57

Appendix A--Description of Ratings.........................................................................          58

Appendix B--The Adviser's Microcap Investment Results......................................................          61

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. The Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made. Shares of the Funds are not available in certain states. Please call 1-800-550-6426 to determine availability in your state.

--------------------------------------------------------------------------------
                                    Page -2-

                                  INTRODUCTION

The Trust is an open-end, management investment company that currently consists of twenty-two separate investment portfolios. This Statement of Additional Information relates to the following nine separate investment portfolios of the Trust (the "Funds"):

Morgan Grenfell Smaller Companies Fund
Morgan Grenfell Microcap Fund
Morgan Grenfell Large Cap Growth Fund
(collectively, the "Equity Funds")

Morgan Grenfell Municipal Bond Fund
Morgan Grenfell Short-Term Municipal Bond Fund
(collectively, the "Municipal Funds")

Morgan Grenfell Fixed Income Fund
Morgan Grenfell Short-Term Fixed Income Fund
Morgan Grenfell Total Return Bond Fund
Morgan Grenfell High Yield Bond Fund
(collectively, the "Fixed Income Funds")

Each Fund other than the Total Return Bond Fund is classified as "diversified" within the meaning of the Investment Company Act of 1940 (the "1940 Act").

Morgan Grenfell Inc. (the "Adviser") serves as investment adviser to the Funds. SEI Financial Services Company (the "Distributor") serves as the Funds' principal underwriter and distributor. Morgan Grenfell Inc. serves as the Funds' administrator (the "Administrator").

The information contained in this Statement of Additional Information generally supplements the information contained in the Prospectus. No investor should invest in shares of a Fund without first reading the Prospectus. Capitalized terms used herein and not otherwise defined have the same meaning ascribed to them in the Prospectus.

--------------------------------------------------------------------------------
                                    Page -3-

                   ADDITIONAL INFORMATION ON FUND INVESTMENTS
                        AND STRATEGIES AND RELATED RISKS

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of each Fund.

FIXED INCOME SECURITIES

GENERAL. Each Fund may invest in fixed income securities. In periods of declining interest rates, the yield (income from portfolio investments over a stated period of time) of a Fund that invests in fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. Also, when interest rates are falling, the inflow of net new money to such a Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate. The value of fixed income securities in a Fund's portfolio generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BONDS. Each of the Funds other than the Equity Funds may invest in private activity and industrial development bonds, which are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

PUT BONDS. Each of the Funds other than the Equity Funds may invest in "put" bonds, which are tax exempt securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Adviser intends to purchase only those "put" bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer of the put although the final maturity of the security is later than such date.

U.S. GOVERNMENT SECURITIES. The Funds may invest in obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government securities"). Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported either by (i) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (ii) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks), (iii) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association, or (iv) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future.

--------------------------------------------------------------------------------
                                    Page -4-

Each of the Funds other than the Equity Funds may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. Government. However, no Fund may actively trade these instruments. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

CUSTODIAL RECEIPTS. Custodial receipts are interests in separately traded interest and principal component parts of U.S. Government securities that are issued by banks or brokerage firms and are created by depositing U.S. Government securities into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Custodial receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (see "U.S. Government Securities" above) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

Each of the Funds other than the Equity Funds and the Municipal Funds may acquire U.S. Government Securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including TIGRs, and CATS. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government Securities for federal tax and securities purposes. In the case of CATS and TIGRS, the Internal Revenue Service ( the "IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRS are not considered U.S. Government Securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

ZERO COUPON SECURITIES. STRIPS and custodial receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because a Fund must distribute the accreted amounts in order to qualify for favorable tax treatment, it may have to sell portfolio securities to generate cash to satisfy the applicable distribution requirements. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each of the Funds other than the Equity Funds may invest in variable or floating rate instruments and variable rate demand instruments, including variable amount

--------------------------------------------------------------------------------
                                    Page -5-
master demand notes. These instruments will normally involve industrial development or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank. In addition, the interest rate on these securities may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. A Fund holding such an instrument can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest.

Debt instruments purchased by a Fund may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund's fixed income investments, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Fund's investment quality standards relating to investments in bank obligations. A Fund will invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. The Adviser will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Fund should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or during periods in which a Fund is not entitled to exercise its demand rights.

Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days.

YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard and Poor's Ratings Group ("Standard & Poor's"), Moody's Investor Service, Inc. ("Moody's") and other recognized rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality or value. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. See Appendix A for a description of the ratings provided by Standard & Poor's, Moody's and certain other recognized rating organizations.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Adviser, pursuant to guidelines established by the Board of Trustees, will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission (the "Commission"). In no event, however, will any Fund other than the Total Return Bond Fund and the High Yield Bond Fund hold more than 5% of its net assets in fixed income securities that are not investment grade.

LOWER QUALITY HIGH YIELD "HIGH RISK" DEBT OBLIGATIONS. The High Yield Bond Fund and, to a lesser extent, the Total Return Bond Fund may invest in below investment grade bonds, including securities in default. These securities are considered speculative and, while generally offering greater income than investments in higher quality securities, involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality bonds tend to be affected by economic

--------------------------------------------------------------------------------
                                    Page -6-
changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent a Fund invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.

Below investment grade bonds will also be affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The market for these lower quality bonds is generally less liquid than the market for investment grade bonds. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade bonds, and it also may be more difficult under certain adverse market conditions to sell these lower quality securities to meet redemption requests, to respond to changes in the market, or to determine accurately a Fund's net asset value.

As discussed above, the High Yield Bond Fund and, to a lesser extent, the Total Return Bond Fund may invest in high yielding fixed income securities that are rated lower than Baa by Moody's or BBB by Standard & Poor's and unrated securities determined to be of comparable quality. The values of these lower quality securities generally fluctuate more than those of higher quality securities. In addition, these securities involve a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The Adviser seeks to reduce these risks through investment analysis and attention to current developments in interest rates and economic conditions, but there can be no assurance that the Adviser will be successful in reducing the risks associated with investments in such securities. To the extent that the High Yield Bond Fund and the Total Return Bond Fund invest in lower quality fixed income securities, the achievement of their respective investment objectives will be more dependent on the Adviser's ability than it would be otherwise.

The High Yield Bond Fund and the Total Return Bond Fund may invest in pay-in-kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer's option, for a specified period. In addition, each Fund may invest in zero coupon bonds. Both of these types of bonds may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. See "Taxes" below.

The market value of fixed income securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline.

CONVERTIBLE SECURITIES AND PREFERRED STOCKS

Subject to its investment objectives and policies, the Total Return Bond Fund, the High Yield Bond Fund and each Equity Fund may invest in convertible securities, which are ordinarily preferred stock or long-term debt obligations of an issuer convertible at a stated exchange rate into common stock of the issuer. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate

--------------------------------------------------------------------------------
                                    Page -7-
to the same extent as the underlying common stock. Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The convertible debt securities in which each Fund may invest are subject to the same rating criteria and downgrade policy as the Fund's investments in fixed income securities.

The Total Return Bond Fund, the High Yield Bond Fund and each of the Equity Funds, subject to its investment objectives, may purchase preferred stock. Preferred stocks are equity securities, but possess certain attributes of debt securities and are generally considered fixed income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and in such cases all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stocks. However, preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

WARRANTS

Each Equity Fund may invest in warrants. Warrants generally entitle the holder to buy a specified number of shares of common stock at a specified price, which is often higher than the market price at the time of issuance, for a period of years or in perpetuity. Warrants may be issued in units with other securities or separately, and may be freely transferable and traded on exchanges. While the market value of a warrant tends to be more volatile than that of the securities underlying the warrant, the market value of a warrant may not necessarily change with that of the underlying security. A warrant ceases to have value if it is not exercised prior to any expiration date to which the warrant is subject. The purchase of warrants involves a risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MUNICIPAL SECURITIES

The Municipal Funds and, to a more limited extent, the Fixed Income Fund, the Short-Term Fixed Income Fund, the Total Return Bond Fund and the High Yield Bond Fund may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from state and local taxes). Municipal securities may also be issued on a taxable basis (i.e., the interest on such securities is not exempt from regular federal income tax).

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities also include "private

--------------------------------------------------------------------------------
                                    Page -8-
activity" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer may also be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds.

In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications.

For the purpose of applying a Fund's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the Adviser based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Fund. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable.

The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. A municipal lease is an obligation in the form of a lease or installment purchase contract which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance (as well as regular Federal income tax). Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Fund's investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments.

--------------------------------------------------------------------------------
                                    Page -9-

In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Fund's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Funds' respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Fund may be determined by the Adviser, pursuant to guidelines adopted by the Trustees of the Trust, to be liquid securities for the purpose of such Fund's limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund. No Fund may invest more than 5% of its net assets in municipal leases.

Each of the Funds other than the Equity Funds may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days notice, of all or any part of the Fund's participation interest in the underlying municipal security, plus accrued interest.

MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and

--------------------------------------------------------------------------------
                                   Page -10-
their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

PRE-REFUNDED MUNICIPAL SECURITIES. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

TENDER OPTION BONDS. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.

However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the Fund's credit quality requirements, to be inadequate. Each Municipal Fund intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the Adviser, be exempt from regular federal income tax. However, because there can be no assurance that the IRS will agree with such counsel's opinion in any particular case, there is a risk that a Municipal Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Municipal Fund intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

AUCTION RATE SECURITIES. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction

--------------------------------------------------------------------------------
                                   Page -11-
in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of complying with the 20% limitation on each Municipal Fund's investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.

A Fund's investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of the Fund's assets in securities of any one such investment company or more than 10% of its assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Fund (including a Municipal Fund's distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

GENERAL. The Fixed Income Fund, the Short-Term Fixed Income Fund, the Total Return Bond Fund, the High Yield Bond Fund and, to a more limited extent, the Municipal Funds may invest in mortgage-backed securities, which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The Fixed Income Fund, the Short-Term Fixed Income Fund, the Total Return Bond Fund and the High Yield Bond Fund may also invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements and other categories of receivables. Such securities are generally issued by trusts and special purpose corporations.

Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Accordingly, the market values of such securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present

--------------------------------------------------------------------------------
                                   Page -12-
certain risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. In addition, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. Many mortgage and asset-backed securities may be considered derivative instruments. No Fund will invest 25% or more of its total assets in collateralized mortgage obligations or in asset-backed securities (in each case, excluding U.S. Government Securities).

MORTGAGE-BACKED. Each of the Funds other than the Equity Funds may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. A Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

Only the Fixed Income Fund, the Short-Term Fixed Income Fund, the Total Return Bond Fund and the High Yield Bond Fund may invest in mortgage-backed securities issued by non-governmental entities including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including "regular" interests and "residual" interests. The Funds do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities

--------------------------------------------------------------------------------
                                   Page -13-
due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the Adviser, is three years or less at the time of purchase of the security by a Fund. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the Adviser will monitor the average life of the portfolio securities of each Fund with a portfolio maturity policy and make needed adjustments to comply with such Funds' policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the Adviser will be the actual average life of such securities.

No Fund will invest 25% or more of its total assets in CMOs (other than U.S. Government Securities).

ASSET-BACKED SECURITIES. The Fixed Income Fund, the Short-Term Fixed Income Fund, the Total Return Bond Fund and the High Yield Bond Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments. No Fund will invest 25% or more of its total assets in asset-backed securities.

SECURITIES OF FOREIGN ISSUERS

FOREIGN SECURITIES. Subject to their respective investment objectives and policies, each of the Funds other than the Municipal Funds may invest in securities of foreign issuers. While the non-U.S. investments of the Equity Funds and the Total Return Bond Fund may be denominated in any currency, the investments of the Fixed Income Fund, the Short-Term Fixed Income Fund and the High Yield Bond Fund in foreign securities may be denominated only in the U.S. dollar. Foreign securities may offer investment opportunities not available in the United States, but such investments also involve significant risks not typically associated with investing in domestic securities. In many foreign countries, there is less publicly available information about foreign issuers, and there is less government regulation and supervision of foreign stock exchanges, brokers and listed companies. Also, in many foreign countries, companies are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic issuers. Security trading practices differ and there may be difficulty in enforcing legal rights outside the United States. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States, which could affect the liquidity of the Funds' portfolios. Additionally, in some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of securities, property, or other Fund assets, political or social instability or diplomatic developments which could affect investments in foreign securities.

To the extent the investments of the Equity Funds and the Total Return Bond Fund are denominated in foreign currencies, the net asset values of such Funds may be affected favorably or unfavorably by fluctuations in currency exchange rates and by changes in exchange control regulations. For example, if the

--------------------------------------------------------------------------------
                                   Page -14-

Adviser increases a Fund's exposure to a foreign currency, and that currency's value subsequently falls, the Adviser's currency management may result in increased losses to the Fund. Similarly, if the Adviser hedges a Fund's exposure to a foreign currency, and that currency's value rises, the Fund will lose the opportunity to participate in the currency's appreciation. The Equity Funds and the Total Return Bond Fund will incur transaction costs in connection with conversions between currencies.

FOREIGN GOVERNMENT SECURITIES. The foreign government securities in which each of the Funds other than the Municipal Funds may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Each of the Funds other than the Municipal Funds may invest in foreign government securities in the form of American Depositary Receipts. Foreign government securities also include debt securities of supranational entities. Quasi-governmental and supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Japanese Development Bank, the Asian Development Bank and the InterAmerican Development Bank. Currently, the Fixed Income Fund and the Short-Term Fixed Income Fund intend to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (the "World Bank"), the African Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

SMALL AND MICRO CAPITALIZATION COMPANIES

The Smaller Companies Fund and Microcap Fund invest a significant portion of their assets in smaller, lesser-known companies which the Adviser believes offer greater growth potential than larger, more mature, better-known companies. Investing in the securities of these companies, however, also involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small companies and unseasoned stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks and the greater sensitivity of small companies to changing economic conditions in their geographic region. For example, securities of these companies involve higher investment risk than that normally associated with larger firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

Many smaller capitalization companies in which Smaller Companies Fund and Microcap Fund may invest are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few securities analysts. As a result, there may be less publicly available information concerning these companies than exists for larger capitalization companies. Also, the securities of smaller capitalization companies traded on the over-the-counter market may have fewer market makers, wider spreads between their quoted bid and asked prices and lower trading volumes, resulting in comparatively greater price volatility and less liquidity than exists for securities of larger capitalization companies.

CURRENCY MANAGEMENT TECHNIQUES

To the extent that they invest in securities denominated or quoted in foreign currencies, the Equity Funds and the Total Return Bond Fund may enter into forward currency exchange contracts ("forward contracts") and buy and sell currency options to hedge against currency exchange rate fluctuations. For the same purpose, the Total Return Bond Fund may also enter into currency swap agreements, purchase securities indexed to foreign currencies and buy and sell futures contracts relating to foreign currencies and options on such futures contracts. The instruments involved in Currency-Related Transactions may be considered derivative instruments. A Fund may enter into Currency-Related Transactions to attempt to

--------------------------------------------------------------------------------
                                   Page -15-
protect against an anticipated rise in the U.S. dollar price of securities that it intends to purchase. In addition, a Fund may enter into Currency-Related Transactions to attempt to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends or interest from such securities, due to a decline in the value of the foreign currency against the U.S. dollar. The forecasting of currency market movements is extremely difficult and there can be no assurance that currency hedging strategies will be successful. If the Adviser is incorrect in its forecast, currency hedging strategies may result in investment performance worse than if the strategies were not attempted. In addition, forward contracts and over-the-counter currency options may be illiquid and are subject to the risk that the counterparty will default on its obligations. For more information on these instruments, see the Statement of Additional Information.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Total Return Bond Fund and each of the Equity Funds may exchange currencies in the normal course of managing its investments in foreign securities and may incur costs in doing so because a foreign exchange dealer will charge a fee for conversion. A Fund may conduct foreign currency exchange transactions on a "spot" basis (i.e., for prompt delivery and settlement) at the prevailing spot rate for purchasing or selling currency in the foreign currency exchange market. A Fund also may enter into forward foreign currency exchange contracts ("forward currency contracts") or other contracts to purchase and sell currencies for settlement at a future date. A foreign exchange dealer, in that situation, will expect to realize a profit based on the difference between the price at which a foreign currency is sold to a Fund and the price at which the dealer will cover the purchase in the foreign currency market. Foreign exchange transactions are entered into at prices quoted by dealers, which may include a mark-up over the price that the dealer must pay for the currency.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades, but currency dealers seek to obtain a "spread" or profit on each transaction.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The Equity Funds and the Total Return Bond Fund may enter into forward currency contracts only for the following hedging purposes. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when management of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may cause the Fund to enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures.

--------------------------------------------------------------------------------
                                   Page -16-

Using forward currency contracts in an attempt to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund's foreign assets.

A Fund's custodian will place cash or liquid securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward currency contracts requiring the Fund to purchase foreign currencies. If the value of the securities placed in the segregated account declines, additional cash or liquid securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although forward currency contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the Funds' ability to utilize forward currency contracts may be restricted. In addition, a particular forward currency contract and assets used to cover such contract may be illiquid.

A Fund generally will not enter into a forward currency contract with a term of greater than one year. The forecasting of short-term currency market movements is extremely difficult and there can be no assurance that short-term hedging strategies will be successful.

While a Fund will enter into forward currency contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Fund may benefit from currency transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign currency exchange loss. Forward currency contracts may be considered derivative instruments.

Each Fund's activities in forward currency exchange contracts, currency futures contracts and related options and currency options (see below) may be limited by the requirements of subchapter M of the Code, for qualification as a regulated investment company.

OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES

GENERAL. The Total Return Bond Fund, the High Yield Bond Fund and each Equity Fund may write covered put and call options and purchase put and call options. Such options may relate to particular securities, to various stock indices, or to currencies. The Funds may write call and put options which are issued by the Options Clearing Corporation (the "OCC") or which are traded on U.S. and non-U.S. exchanges and over-the-counter. These instruments may be considered derivative instruments.

WRITTEN OPTIONS. The Total Return Bond Fund, the High Yield Bond Fund and each Equity Fund may write (sell) covered put and call options on securities and enter into related closing transactions. A Fund may receive fees (referred to as "premiums") for granting the rights evidenced by the options. However, in return for the premium for a written call option, the Fund assumes certain risks. For example, in the case of a written call option, the Fund forfeits the right to any appreciation in the underlying security while the option is outstanding. A put option gives to its purchaser the right to compel the Fund to purchase an underlying security from the option holder at the specified price at any time during the option period. In contrast, a call option written by the Fund gives to its purchaser the right to compel the Fund to sell an underlying security to the option holder at a specified price at any time during the option period. Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. All options written by a Fund are

--------------------------------------------------------------------------------
                                   Page -17-
covered. In the case of a call option, this means that the Fund will own the securities subject to the option or an offsetting call option as long as the written option is outstanding, or will have the absolute and immediate right to acquire other securities that are the same as those subject to the written option. In the case of a put option, this means that the Fund will deposit cash or liquid securities in a segregated account with the custodian with a value at least equal to the exercise price of the put option.

PURCHASED OPTIONS. The Total Return Bond Fund, the High Yield Bond Fund and each Equity Fund may also purchase put and call options on securities. A put option entitles a Fund to sell, and a call option entitles a Fund to buy, a specified security at a specified price during the term of the option. The advantage to the purchaser of a call option is that it may hedge against an increase in the price of securities it ultimately wishes to buy. The advantage to the purchaser of a put option is that it may hedge against a decrease in the price of portfolio securities it ultimately wishes to sell.

A Fund may enter into closing transactions in order to offset an open option position prior to exercise or expiration by selling an option it has purchased or by entering into an offsetting option. If a Fund cannot effect closing transactions, it may have to retain a security in its portfolio it would otherwise sell, or deliver a security it would otherwise retain.

A Fund may purchase and sell options traded on U.S. exchanges and, to the extent permitted by law, options traded over-the-counter. A Fund may also purchase and sell options traded on recognized foreign exchanges. There can be no assurance that a liquid secondary market will exist for any particular option. Over-the-counter options also involve the risk that a counterparty will fail to meet its obligation under the option.

STOCK INDEX OPTIONS. The Equity Funds may purchase and write exchange-listed put and call options on stock indices to hedge against risks of market-wide price movements. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Examples of well-known stock indices are the Standard & Poor's Index of 500 Common Stocks and the Wilshire 5000 Index. Options on stock indices are similar to options on securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.

When an Equity Fund writes an option on a stock index, it will cover the option by depositing cash or liquid securities or a combination of both in an amount equal to the market value of the option, in a segregated account, which will be marked to market daily, with the Fund's custodian, and will maintain the account while the option is open. Alternatively, and only in the case of a written call option on a stock index, the Fund may cover the written option by owning an offsetting call option.

OTHER CONSIDERATIONS. A call option on a securities index provides the holder with the right to receive a cash payment upon exercise of the option if the market value of the underlying index exceeds the option's exercise price. Conversely, a put option on a securities index provides the holder with the right to receive a cash payment upon exercise of the option if the market value of the underlying index is less than the option's exercise price. The amount of any payment to the option holder will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in U.S. dollars or a foreign currency, times a specified multiple. A put option on a currency gives its holder the right to sell an amount (specified in units of the underlying currency) of the underlying currency at the stated exercise price at any time prior to the option's expiration. Conversely, a call option on a currency gives its holder the right to purchase an amount (specified in units of the underlying currency) of the underlying currency at the stated exercise price at any time prior to the option's expiration.

The Funds will engage in over-the-counter ("OTC") options only with broker-dealers deemed creditworthy by the Adviser. Closing transactions in certain options are usually effected directly with the

--------------------------------------------------------------------------------
                                   Page -18-
same broker-dealer that effected the original option transaction. A Fund bears the risk that the broker-dealer may fail to meet its obligations. There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the OCC, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with the Fund's custodian cash or liquid securities equal to the contract value. A call option on a security or an index is also covered if the Fund holds a call on the same security or index as the call written by the Fund where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with the Fund's custodian. A call option on currency written by a Fund is covered if the Fund owns an equal amount of the underlying currency.

When a Fund purchases a put option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission paid by the Fund) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be marked-to-market on an ongoing basis to reflect the current value of the option purchased or written. The current value of a traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds to the Fund from the exercise will be increased by the net premium originally received, and the Fund will realize a gain or loss.

There are several risks associated with transactions in options on securities, securities indices and currencies. For example, there are significant differences between the securities markets, currency markets and the corresponding options markets that could result in imperfect correlations, causing a given option transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on a U.S. or non-U.S. securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for options may not conform to the hours during which the underlying securities and currencies are traded. To the extent that the options markets close before the markets for the underlying

--------------------------------------------------------------------------------
                                   Page -19-
securities and currencies, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The risks described above also apply to options on futures, which are discussed below.

FUTURES CONTRACTS AND RELATED OPTIONS

GENERAL. When deemed advisable by the Adviser, the Total Return Bond Fund, the High Yield Bond Fund and each of the Equity Funds may enter into futures contracts and purchase and write options on futures contracts to hedge against changes in interest rates, securities prices or currency exchange rates or for certain non-hedging purposes. The Funds may purchase and sell financial futures contracts, including stock index futures, and purchase and write related options. A Fund may engage in futures and related options transactions for hedging and non-hedging purposes as defined in regulations of the Commodity Futures Trading Commission. A Fund will not enter into futures contracts or options thereon for non-hedging purposes, if immediately thereafter, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options on futures will exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Funds to purchase securities, require the Funds to segregate cash or liquid securities with a value equal to the amount of the Fund's obligations.

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell a particular financial instrument for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). Futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a commodity or financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price.

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Funds may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price and rate of return on portfolio securities and securities that a Fund proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of a Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility

--------------------------------------------------------------------------------
                                   Page -20-
difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

A Fund may use options on futures contracts solely for bona fide hedging or other non-hedging purposes as described below.

OTHER CONSIDERATIONS. The Total Return Bond Fund, the High Yield Bond Fund and each of the Equity Funds will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes as permitted by CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. A Fund will determine that the price fluctuations in the futures contracts and options on futures used by it for hedging purposes are substantially related to price fluctuations in securities or instruments held by the Fund or securities or instruments which it expects to purchase. Except as stated below, a Fund's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that a Fund owns or futures contracts will be purchased to protect a Fund against an increase in the price of securities (or the currency in which they are denominated) that a Fund intends to purchase. As evidence of this hedging intent, each Fund expects that, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

--------------------------------------------------------------------------------
                                   Page -21-

As an alternative to compliance with the bona fide hedging definition, a CFTC regulation now permits a Fund to elect to comply with a different test under which the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options on futures will not exceed 5% of the net asset value of a Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company. See "Taxes."

A Fund will be required, in connection with transactions in futures contracts and the writing of options on futures contracts, to make margin deposits, which will be held by its custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and option transactions. These transactions involve brokerage costs, require margin deposits and, in the case of futures contracts and options obligating a Fund to purchase securities, require a Fund to segregate cash or liquid securities in an account maintained with its custodian to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. The other risks associated with the use of futures contracts and options thereon are (i) imperfect correlation between the change in market value of the securities held by a Fund and the prices of the futures and options and (ii) the possible absence of a liquid secondary market for a futures contract or option and the resulting inability to close a futures position prior to its maturity date.

In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The risk of imperfect correlation may be minimized by investing in contracts whose price behavior is expected to resemble that of the Fund's underlying securities. The Funds will attempt to minimize the risk that they will be unable to close out futures positions by entering into such transactions on a national exchange with an active and liquid secondary market.

LIMITATIONS AND RISKS ASSOCIATED WITH TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Options and futures transactions involve (1) liquidity risk that contractual positions cannot be easily closed out in the event of market changes or generally in the absence of a liquid secondary market, (2) correlation risk that changes in the value of hedging positions may not match the securities market fluctuations intended to be hedged, and (3) market risk that an incorrect prediction of securities prices by the Adviser may cause the Fund to perform worse than if such positions had not been taken. The ability to terminate over-the-counter options is more limited than with exchange traded options and may involve the risk that the counterparty to the option will not fulfill its obligations. In accordance with a position taken by the Commission, each Fund will limit its investments in illiquid securities to 15% of the Fund's net assets.

Options and futures transactions are highly specialized activities which involve investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on investments in options and futures depend on the Adviser's ability to predict the direction of stock prices and other economic factors. The loss that may be incurred by a Fund in entering into futures contracts and written options thereon is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades

--------------------------------------------------------------------------------
                                   Page -22-
may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses.

Except as set forth above under "Futures Contracts and Options on Futures Contracts", there is no limit on the percentage of the assets of the Total Return Bond Fund, the High Yield Bond Fund or any Equity Fund that may be at risk with respect to futures contracts and related options. A Fund may not invest more than 25% of its total assets in purchased protective put options. A Fund's transactions in options, futures contracts and options on futures contracts may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. See "Taxes" below. Options, futures contracts and options on futures contracts are derivative instruments.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security subject to the right and obligation to sell it back to the other party at the same price plus accrued interest. The Fund's custodian will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the repurchase price, but repurchase agreements involve some credit risk to a Fund if the other party defaults on its obligation and the Fund is delayed in or prevented from liquidating the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trust's Board of Trustees.

For purposes of the 1940 Act and, generally, for tax purposes, a repurchase agreement is considered to be a loan from the Fund to the seller of the obligation. For other purposes, it is not clear whether a court would consider such an obligation as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the obligation before its repurchase, under the repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such delays may result in a loss of interest or decline in price of the obligation.

If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the obligation, the Fund may be treated as an unsecured creditor of the seller and required to return the obligation to the seller's estate. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the obligation. In addition to the risk of bankruptcy or insolvency proceedings, there is the risk that the seller may fail to repurchase the security. However, if the market value of the obligation falls below an amount equal to 102% of the repurchase price (including accrued interest), the seller of the obligation will be required to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

"WHEN-ISSUED" PURCHASES AND FORWARD COMMITMENTS (DELAYED DELIVERY)

Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When these transactions are negotiated, the price of the securities is fixed at the time of the commitment, but delivery and payment may take place up to 90 days after the date of the commitment to purchase for equity securities, and up to 45 days after such date for fixed income securities. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates. A Fund will purchase

--------------------------------------------------------------------------------
                                   Page -23-
securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed appropriate by the Adviser, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a gain or loss, and distributions attributable to any such gain, including a distribution by a Municipal Fund, would be taxable to shareholders.

When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the Fund's custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. The market value of a Fund's net assets will generally fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Fund expects that its commitments to purchase when-issued securities and forward commitments will not exceed 33% of the value of its total assets. When a Fund engages in "when-issued" and forward commitment transactions, it relies on the other party to the transaction to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest or dividends on the securities it has committed to purchase until the settlement date.

BORROWING

Each Fund may borrow for temporary or emergency purposes, although borrowings by the Fixed Income Fund and the Municipal Bond Fund may not exceed 10% of the value of their respective net assets. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Fund will be required to sell some of its portfolio securities within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To limit the potential leveraging effects of a Fund's borrowings, each Fund other than the Fixed Income Fund and the Municipal Bond Fund will not make investments while borrowings are in excess of 5% of total assets. The Fixed Income Fund and the Municipal Bond Fund may not make additional investments while they have any borrowings outstanding. Borrowing generally will exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. See "Investment Restrictions."

LENDING PORTFOLIO SECURITIES

Each Fund, other than Fixed Income Fund and Municipal Bond Fund, may lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made by a Fund, may not exceed 33 1/3% of the value of the Fund's total assets. A Fund's loans of securities will be collateralized by cash, cash equivalents or U.S. Government securities. The cash or instruments collateralizing the Fund's

--------------------------------------------------------------------------------
                                   Page -24-
loans of securities will be maintained at all times in a segregated account with the Fund's custodian, in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "placing broker". No fee will be paid to affiliated persons of the Fund. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable.

By lending portfolio securities, a Fund can increase its income by continuing to receive amounts equal to the interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. A Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as amounts equal to the dividends, interest or other distributions on the loaned securities, and any increase in market value;
(v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event will occur affecting the investment in the loaned securities, the Fund must terminate the loan in time to vote the securities on such event.

DIVERSIFICATION

Each Fund other than the Total Return Bond Fund is "diversified" under the 1940 Act and is also subject to issuer diversification requirements imposed on regulated investment companies by Subchapter M of the Code. See "Investment Restrictions" and "Taxes" below. The Total Return Bond Fund is "non-diversified" under the 1940 Act. Accordingly, although it is subject to the issuer diversification requirements imposed on regulated investment companies by Subchapter M of the Code, the Total Return Bond Fund is not subject to the more stringent issuer diversification requirements imposed on diversified funds by the 1940 Act. To the extent that the Total Return Bond Fund does not meet the standards for being diversified under the 1940 Act, it will be more susceptible to developments affecting any single issuer of portfolio securities.

CONCENTRATION OF INVESTMENTS

As a matter of fundamental policy, no Fund may invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except U.S. Government securities). Currently, it is not anticipated that either Municipal Fund will invest 25% or more of its total assets (at market value at the time of purchase) in: (a) securities of one or more issuers conducting their principal activities in the same state; or (b) securities the principal and interest of which is paid from revenues of projects with similar characteristics, except that 25% or more of either Municipal Fund's total assets may be invested in single family and multi-family housing obligations. To the extent a Municipal Fund concentrates its investments in single family and multi-family housing obligations, the Fund will be subject to the peculiar risks associated with investments in such obligations, including prepayment risks and the risks of default on housing loans, which may be affected by economic conditions and other factors relating to such obligations.

MORTGAGE DOLLAR ROLLS

Each of the Funds other than the Equity Funds and the Municipal Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase

--------------------------------------------------------------------------------
                                   Page -25-

(often referred to as the "drop") or fee income and by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Funds may enter into both covered and uncovered rolls.

RESTRICTED SECURITIES

Each of the Funds other than the Municipal Funds may invest to a limited extent in restricted securities. Restricted securities are securities that may not be sold freely to the public without prior registration under federal securities laws or an exemption from registration. Restricted securities will be considered illiquid unless they are restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933 and the Board of Trustees determines that these securities are liquid based upon a review of the trading markets for the specific securities.

OTHER INVESTMENT COMPANIES

Each Fund may invest in the aggregate no more than 10% of its total assets, calculated at the time of purchase, in the securities of other U.S.-registered investment companies. In addition, a Fund may not invest more than 5% of its total assets in the securities of any one such investment company or acquire more than 3% of the voting securities of any other such investment company, except that, in accordance with an exemptive order expected to be issued by the Commission, the Total Return Bond Fund may invest up to 10% of its total assets in institutional shares of Morgan Grenfell Emerging Markets Debt Fund (but only after such order is issued). A Fund will indirectly bear its proportionate share of any management or other fees paid by investment companies in which it invests, in addition to its own fees.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary defensive purposes during periods when the Adviser determines that conditions warrant, each of the Funds other than the Municipal Funds may invest up to 100% of its assets in cash and money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances issued by banks or savings and loans associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at the time of purchase at least A-1 by Standard & Poor's or P-1 by Moody's, or unrated commercial paper determined by the Adviser to be of comparable quality; repurchase agreements involving any of the foregoing; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S or non-U.S issuer. Each of the Funds may purchase commercial paper. Each Fund may also invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Fund and an issuer, and are not normally traded in a secondary market. A Fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The Adviser will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also "Fixed Income Securities--Variable and Floating Rate Instruments."

BANK OBLIGATIONS. Each Fund's investments in money market instruments may include certificates of deposit, time deposits and bankers' acceptances. Certificates of Deposit ("CDs") are short-term negotiable obligations of commercial banks. Time Deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

--------------------------------------------------------------------------------
                                   Page -26-

U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

U.S. savings and loan associations, the CDs of which may be purchased by the Funds, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Fund which is administered by the FDIC and backed by the full faith and credit of the U.S. Government.

PORTFOLIO TURNOVER

It is estimated that, under normal circumstances, the portfolio turnover rate of each of the Equity Funds will not exceed 150%. It is estimated that, under normal circumstances, the portfolio turnover rate of each other Fund will not exceed 175%. The higher portfolio turnover rates of these Funds may result from their respective portfolio management strategies. These Funds may sell securities held for a short time in order to take advantage of what the Adviser believes to be temporary disparities in normal yield relationships between securities. A high rate of portfolio turnover (i.e., 100% or higher) will result in correspondingly higher transaction costs to a Fund, particularly if the Fund's primary investments are equity securities. A high rate of portfolio turnover will also increase the likelihood of net short-term capital gains (distributions of which are taxable to shareholders as ordinary income). See "Financial Highlights" for each Fund's portfolio turnover rate for the fiscal year ended October 31, 1998.

                            INVESTMENT RESTRICTIONS

The fundamental investment restrictions set forth below may not be changed with respect to a Fund without the approval of a "majority" (as defined in the 1940
Act) of the outstanding shares of that Fund. For the purposes of the 1940 Act, "majority" means the lesser of (a) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the shares of the Fund.

Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by fundamental investment restriction
(2) listed below for each Fund other than the Fixed Income Fund and the Municipal Bond Fund and fundamental investment restriction (3) listed below for Fixed Income Fund and Municipal Bond Fund.

In addition, the policy of each of Morgan Grenfell Municipal Bond Fund and Morgan Grenfell Short-Term Municipal Bond Fund to invest at least 80% of its net assets in tax-exempt securities has been designated as fundamental.

The nonfundamental investment restrictions set forth below may be changed or amended by the Trust's Board of Trustees without shareholder approval.

INVESTMENT RESTRICTIONS THAT APPLY TO SHORT-TERM FIXED INCOME FUND, SHORT-TERM MUNICIPAL BOND FUND, TOTAL RETURN BOND FUND, HIGH YIELD BOND FUND AND THE EQUITY FUNDS

--------------------------------------------------------------------------------
                                   Page -27-

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Trust may not, on behalf of a Fund:

(1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts, repurchase agreements and reverse repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below are not deemed to be senior securities, if appropriately covered.

(2) Borrow money (i) except from banks as a temporary measure for extraordinary emergency purposes and (ii) except that the Fund may enter into reverse repurchase agreements and dollar rolls, if appropriately covered, with banks, broker-dealers and other parties; provided that, in each case, the Fund is required to maintain asset coverage of at least 300% for all borrowings. For the purposes of this investment restriction, short sales, transactions in currency, forward contracts, swaps, options, futures contracts and options on futures contracts, and forward commitment transactions shall not constitute borrowing.

(3) Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts.

(4) Act as an underwriter, except to the extent that, in connection with the disposition of Fund securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(5) Purchase or sell real estate, or any interest therein, and real estate mortgage loans, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships) that invest in real estate or interests therein.

(6) Make loans, except that the Fund may lend Fund securities in accordance with the Fund's investment policies and may purchase or invest in repurchase agreements, bank certificates of deposit, all or a portion of an issue of bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(8) Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This restriction does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

In addition, each Fund will adhere to the following fundamental investment restriction:

    With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than the U.S. Government, or any of its agencies or instrumentalities, or other investment companies), if (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be

--------------------------------------------------------------------------------
                                   Page -28-
    invested in the securities of such issuer, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

The Trust may not, on behalf of a Fund:

(a) Participate on a joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable Fund securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

(b) Purchase securities of other U.S.-registered investment companies, except as permitted by the Investment Company Act of 1940 and the rules, regulations and any applicable exemptive order issued thereunder.

(c) Invest for the purpose of exercising control over or management of any company.

(d) Purchase any security, including any repurchase agreement maturing in more than seven days, which is illiquid, if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities.

The staff of the Commission has taken the position that fixed time deposits maturing in more than seven days that cannot be traded on a secondary market and participation interests in loans are illiquid. Until such time (if any) as this position changes, the Trust, on behalf of each Fund, will include such investments in determining compliance with the 15% limitation on investments in illiquid securities (10% limitation for the Municipal Bond Fund and Short-Term Municipal Bond Fund). Restricted securities (including commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, which the Board of Trustees has determined are readily marketable will not be deemed to be illiquid for purposes of such restriction.

"Value" for the purposes of the foregoing investment restrictions shall mean the market value used in determining each Fund's net asset value.

INVESTMENT RESTRICTIONS THAT APPLY TO THE FIXED INCOME FUND AND THE MUNICIPAL BOND FUND

Fundamental Investment Restrictions. The Trust may not, on behalf of the Fixed Income Fund or the Municipal Bond Fund:

 (1) Acquire more than 10% of the voting securities of any one issuer.

 (2) Invest in companies for the purpose of exercising control.

 (3) Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

 (4) Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and a Fund may enter into repurchase agreements.

--------------------------------------------------------------------------------
                                   Page -29-

 (5) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

 (6) Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of the Fund, a Fund may invest in municipal securities or other obligations secured by real estate or interests therein.

 (7) Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

 (8) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 (9) Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

 (10) Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

 (11) Purchase or retain securities of an issuer if an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

 (12) Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

 (13) Write or purchase puts, calls, options or combinations thereof or invest in warrants, except that a Fund may purchase "put" bonds.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

 (1) A Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Municipal Bond Fund's total assets and 15% of the Fixed Income Fund's net assets. An illiquid security is a security that cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

 (2) A Fund may not purchase securities of other U.S.-registered investment companies except as permitted by the Investment Company Act of 1940 and the rules, regulations and any applicable exemptive order issued thereunder.

--------------------------------------------------------------------------------
                                   Page -30-

                             TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers of the Trust is set forth below. An asterisk (*) indicates those Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act.

                           Positions                Principal Occupation
Name and Address           With Trust               During Past Five Years
-------------------------  -----------------------  -------------------------------------------------
James E. Minnick (1)(3)*   President, Chief         President, Secretary and Treasurer, Morgan
885 Third Avenue           Executive Officer, and   Grenfell Inc. ("MG Inc.") (since 1990).
New York, NY 10022         Trustee
(age 50)

Patrick W.W. Disney        Senior Vice President    Director, Morgan Grenfell Investment
(1)(3)*
20 Finsbury Circus         and Trustee              Services Limited (MGIS) (since 1988).
London EC2M 1NB
ENGLAND
(age 42)

Paul K. Freeman (2)        Trustee                  Chief Executive Officer, The Eric Group Inc.
7257 South Tucson Way                               (environmental insurance) (since 1986).
Englewood, CO 80112
(age 48)

Graham E. Jones (2)        Trustee                  Senior Vice President, BGK Realty Inc. (since
330 Garfield Street                                 1995); Financial Manager, Practice Management
Santa Fe, NM 87501                                  Systems (medical information services) (1988-95);
(age 65)                                            Director, 12 closed-end funds managed by Morgan
                                                    Stanley Asset Management; Trustee, 10 open-end
                                                    mutual funds managed by Weiss, Peck & Greer.

William N. Searcy (2)      Trustee                  Pension & Savings Trust Officer, Sprint
2330 Shawnee Mission Pkwy                           Corporation (telecommunications) (since 1989).
Westwood, KS 66205
(age 52)

Hugh G. Lynch              Trustee                  Managing Director, International Investments,
767 Fifth Avenue                                    General Motors Investment Management Corporation
New York, NY 10153                                  (since September 1990).
(age 61)

Edward T. Tokar            Trustee                  Vice President-Investments, Allied Signal, Inc.
101 Columbia Road                                   (advanced technology and manufacturer) (since
Morristown, NJ 07962                                1985).
(age 51)

Neil P. Jenkins            Vice President           Director, Morgan Grenfell Inc. (since 1991),
20 Finsbury Circus                                  Morgan Grenfell International Funds Mgmt (since
London, England                                     1995), and Morgan Grenfell & Co. (since 1985).
(age 38)

David W. Baldt             Vice President           Executive Vice President and Director of Fixed
150 S. Independence Sq.                             Income Investments, Morgan Grenfell Inc. (since
W.                                                  1989).
Philadelphia, PA 19106
(age 49)

--------------------------------------------------------------------------------
                                   Page -31-

                           Positions                Principal Occupation
Name and Address           With Trust               During Past Five Years
-------------------------  -----------------------  -------------------------------------------------
Ian D. Kelson              Vice President           Director, MGIS (since 1988); Chief Investment
20 Finsbury Circus                                  Officer, Fixed Income, MGIS (since 1989).
London EC2M INB
England
(age 42)

James Grifo                Vice President           Executive Vice President and Director, Morgan
150 S. Independence Sq.                             Grenfell Inc. (since 1996); Senior Vice
W.                                                  President, GT Global Financial (since 1990).
Philadelphia, PA 19106
(age 47)

Joan A. Binstock (1)       Secretary                Chief Operating Officer, Morgan Grenfell Inc.
885 Third Avenue           and Vice President       (since June 1997); Principal, National of
New York, NY 10022                                  Investment Management Regulatory Consulting,
(age 44)                                            Ernst & Young (May 1995 - June 1997); Vice
                                                    President, Director of Compliance, JP Morgan
                                                    Mutual Funds (August 1993 - May 1995).

Tracie E. Richter          Treasurer, Chief         Vice President, Morgan Grenfell Inc. (since
885 Third Avenue           Financial Officer        January 1998); Vice President, Bankers Trust
New York, NY 10022                                  (February 1996 to December 1997); Associate,
(age 31)                                            Goldman Sachs Asset Management (January 1993 to
                                                    January 1996).

----------

1  Member of the Trust's Pricing Committee.

2  Member of the Trust's Audit Committee.

3  Member of the Trust's Dividend Committee.

Certain of the Trustees and officers of the Trust reside outside the United States, and substantially all the assets of these persons are located outside the United States. It may not be possible, therefore, for investors to effect service of process within the United States upon these persons or to enforce against them, in United States courts or foreign courts, judgments obtained in United States courts predicated upon the civil liability provisions of the federal securities laws of the United States or the laws of the State of Delaware. In addition, it is not certain that a foreign court would enforce, in original actions or in actions to enforce judgments obtained in the United States, liabilities against these Trustees and officers predicated solely upon the federal securities laws.

Messrs. Jones, Freeman and Searcy are members of the Audit Committee of the Board of Trustees. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of independent accountants, and reviewing with such accountants and the Treasurer of the Trust matters relating to accounting and auditing practices and procedures, accounting records, internal accounting controls and the functions performed by the Trust's custodian, administrator and transfer agent.

As of December 18, 1998, the Trustees and officers of the Trust owned, as a group, less than one percent of the outstanding shares of each Fund other than Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund. On such date, the Trustees and officers of the Trust owned, as a group, 1.805% of the outstanding shares of Morgan Grenfell Short-Term Municipal Bond Fund, 2.21% of the outstanding shares of Morgan Grenfell Smaller Companies Fund and 2.764% of the outstanding shares of Morgan Grenfell Microcap Fund, respectively.

--------------------------------------------------------------------------------
                                   Page -32-

COMPENSATION OF TRUSTEES

The Trust pays each Trustee who is not affiliated with the Adviser an annual fee of $15,000 provided that they attend each regular Board meeting during the year. Members of the Audit Committee also receive $1,000 for each Audit Committee meeting attended. The Chairman of the Audit Committee, currently Mr. Searcy, receives an additional $1,000 per Audit Committee meeting attended. The Trustees are also reimbursed for out-of-pocket expenses incurred by them in connection with their duties as Trustees.

The following table sets forth the compensation paid by the Trust to the Trustees for the fiscal year of the Trust ended October 31, 1998:

                                                   Aggregate
                       Pension or Retirement    Compensation
                       Benefits Accrued as    from the Trust/
Name of Trustees       Part of Fund Expenses        Complex*
---------------------  ---------------------  -------------------
James E. Minnick             $       0             $       0
Patrick W. Disney            $       0             $       0
Paul K. Freeman              $       0             $  18,000
Graham E. Jones              $       0             $  18,000
William N. Searcy            $       0             $  21,000
Hugh G. Lynch                $       0             $  15,000
Edward T. Tokar              $       0             $  15,000

---------

* The Trustees listed above do not serve on the Board of any other investment company that may be considered to belong to the same complex as the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISER

Morgan Grenfell Inc., 885 Third Avenue, New York, New York, acts as the investment adviser to each Fund pursuant to the terms of Management Contracts, dated December 28, 1994, August 7, 1996 and January 30, 1997 (referred to collectively herein as the "Management Contracts"). Pursuant to the Management Contracts, the Adviser supervises and assists in the management of the assets of each Fund and furnishes each Fund with research, statistical, advisory and managerial services. The Adviser pays the ordinary office expenses of the Trust and the compensation, if any, of all officers and employees of the Trust and all Trustees who are "interested persons" (as defined in the 1940 Act) of the Adviser.

Under the Management Contracts, the Trust, on behalf of each Fund is obligated to pay the Adviser a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                                          Annual Rate
                                                                                          -------------
Morgan Grenfell Large Cap Growth Fund...................................................        0.75%
Morgan Grenfell Smaller Companies Fund..................................................        1.00%
Morgan Grenfell Microcap Fund...........................................................        1.50%
Morgan Grenfell Fixed Income Fund.......................................................        0.40%
Morgan Grenfell Total Return Bond Fund..................................................        0.45%
Morgan Grenfell High Yield Bond Fund....................................................        0.50%
Morgan Grenfell Short-Term Fixed Income Fund............................................        0.40%
Morgan Grenfell Municipal Bond Fund.....................................................        0.40%
Morgan Grenfell Short-Term Municipal Bond Fund..........................................        0.40%

Each Fund's advisory fees are paid monthly and will be prorated if the Adviser shall not have acted as the Fund's investment adviser during the entire monthly period. The Adviser has temporarily agreed, under

--------------------------------------------------------------------------------
                                   Page -33-
certain circumstances, to reduce or not impose its management fee and to make arrangements to limit certain other expenses.

For the fiscal years ended October 31, [1998], 1997, and 1996, Morgan Grenfell
Fixed Income Fund paid the Adviser net advisory fees of $     , $3,171,809, and
$2,041,053, respectively. For the same years, Morgan Grenfell Municipal Bond
Fund paid the Adviser net advisory fees of $     , $977,638, and $791,321,
respectively. For the fiscal periods ended October 31, [1998], 1997, and 1996, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund and Morgan Grenfell Smaller Companies Fund paid no advisory fees to the Adviser. For the fiscal periods ended [October 31, 1998] and 1997, Morgan Grenfell Microcap Fund paid no advisory fee to the Adviser. The foregoing advisory fee payments and non-payments reflect expense limitations that were in effect during the indicated periods. Morgan Grenfell Large Cap Growth Fund, Morgan Grenfell Total Return Bond Fund and Morgan Grenfell High Yield Bond Fund were not in operation during any of the indicated periods and, accordingly, paid no advisory fees during such periods.

Each Management Contract between Morgan Grenfell Inc. and the Trust, was most recently approved on November 19, 1998 by a vote of the Trust's Board of Trustees, including a majority of those Trustees who were not parties to such Management Contract or "interested persons" of any such parties. The Management Contract for the Microcap Fund will remain in effect until August 23, 1999. Each Management Contract will continue in effect, with respect to each Fund, only if such continuance is specifically approved annually by the Trustees, including a majority of the Trustees who are not parties to the Management Contracts or "interested persons" of any such parties, or by a vote of a majority of the outstanding shares of each Fund. The Management Contracts are terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding shares of the Fund, at any time without penalty on 60 days' written notice to the Adviser. Termination of a Management Contract (that covers more than one Fund) with respect to a Fund will not terminate or otherwise invalidate any provision of such Management Contract with respect to any other Fund. The Adviser may terminate any Management Contract at any time without penalty on 60 days' written notice to the Trust. Each Management Contract terminates automatically in the event of its "assignment" (as such term is defined in the 1940 Act).

Each Management Contract provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the performance of the Adviser's obligations under the Management Contract with the Trust, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

In the management of the Funds and its other accounts, the Adviser allocates investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are allocated based on a Fund's pro rata portion of the amount ordered. In some cases this procedure may have an adverse effect on the price or volume of the security as far as a Fund is concerned. However, it is the judgment of the Board that the desirability of continuing the Trust's advisory arrangements with the Adviser outweighs any disadvantages that may result from contemporaneous transactions. See "Portfolio Brokerage."

Morgan Grenfell Inc. is registered with the Commission as an investment adviser and provides a full range of investment advisory services to institutional clients. Morgan Grenfell Inc. is a direct wholly-owned subsidiary of Morgan Grenfell Asset Management, Ltd., which is a wholly-owned subsidiary of Deutsche Morgan Grenfell Group plc. Deutsche Morgan Grenfell Group plc is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. As of October 31, 1998, Morgan Grenfell Inc. managed approximately $10.5 billion in assets for various individual and institutional accounts, including the Morgan Grenfell SMALLCap Fund, Inc., a registered, closed-end investment company for which it acts as investment adviser.

--------------------------------------------------------------------------------
                                   Page -34-

SUBADVISER FOR TOTAL RETURN BOND FUND

Morgan Grenfell Investment Services Limited ("MGIS"), located at 20 Finsbury Circus, London, England, acts as Subadviser for the international component of the Total Return Bond Fund pursuant to the terms of a subadvisory contract. MGIS is registered as an investment adviser with the Commission and provides a full range of international investment advisory services to institutional clients. All of the outstanding voting stock of MGIS is owned by Morgan Grenfell Asset Management, Ltd. ("MGAM"), which is an indirect wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. As of October 31, 1998, MGIS managed approximately $12.1 billion in assets. Under the Subadvisory contract, the Adviser, and not the Fund, will pay the Subadviser 0.08% of the average daily net assets of the Total Return Bond Fund.

PORTFOLIO MANAGEMENT

Each of the Fixed Income Funds, except for the High Yield Bond Fund, is managed utilizing a team approach led by David W. Baldt, Executive President of the Adviser. Mr. Baldt has been in the investment advisory business since 1973 and with the Adviser since 1989. The rest of the team includes Gary W. Bartlett, Warren S. Davis, Thomas J. Flaherty, Christopher J. Gagnier and Timothy C. Vile, all Senior Vice Presidents of the Adviser. Mr. Bartlett has been in the investment advisory business since 1982 (with the Adviser since 1992) and previously managed funds with Provident National Bank. Mr. Davis has been in the investment advisory business since 1986 (with the Adviser since 1995) and has managed funds with Merrill Lynch and Paine Webber. Mr. Flaherty has been in the investment advisory business since 1985 (with the Adviser since 1995) and previously managed funds with Prudential Securities. Mr. Vile has been in the investment advisory business since 1986 (with the Adviser since 1991) and previously managed funds for Equitable Capital Management. Mr. Gagnier has been in the investment advisory business since 1984 (with the Adviser since 1997) and previously with Paine Webber.

Mr. Curtiss O. Barrows is a senior vice president with the Adviser and serves as the portfolio manager of the High Yield Bond Fund. Prior to joining Morgan Grenfell Inc. in March 1998, Mr. Barrows managed Phoenix High-Yield Fund at Phoenix Duff & Phelps for the past 13 years.

The Smaller Companies Fund and Microcap Fund are each managed by a team of three experienced portfolio managers, Audrey M. T. Jones, David A. Baratta and John P. Callaghan. Ms. Jones and Mr. Baratta have served as members of the Funds' portfolio management team since the Fund's inception. Mr. Callaghan joined the Funds' portfolio management team (and the Adviser) in June 1997 and, prior to such time, worked as a portfolio manager for Odyssey Partners and Weiss, Peck & Greer. Ms. Jones has been employed by the Adviser as a portfolio manager since 1986. Prior to joining the Adviser in September 1994, Mr. Baratta worked as a portfolio manager for AIG Global Investors and Shearson Lehman Asset Management.

The Large Cap Growth Fund is managed by a committee consisting of investment professionals employed by the Adviser. This committee makes investment decisions for the Fund.

PORTFOLIO TURNOVER

Each Fund's portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. For the fiscal period ended October 31, 1998, the portfolio turnover rates for Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan
Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund were    %,
   %,    %,    %,    % and    %, respectively. For the fiscal period ended
October 31, 1997, the portfolio turnover rates for Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal

--------------------------------------------------------------------------------
                                   Page -35-

Bond Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund were 178%, 67%, 186%, 95%, 122% and 272%, respectively.

THE ADMINISTRATOR

Morgan Grenfell Inc. (the "Administrator"), 150 South Independence Square West, Philadelphia, PA 19106, serves as the Trust's administrator pursuant to an Administration Agreement dated August 27, 1998. Pursuant to the Administration Agreement, the Administrator has agreed to furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies including the Commission and state securities commissions; and provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net investment income and net realized capital gains, if any.

For its services under the Administration Agreement, the Administrator receives a monthly fee at the following annual rates of the aggregate average daily net assets of such Fund: 0.12% for the Fixed Income Funds; 0.22% for the Equity Funds. The Administrator will pay Accounting Agency and Transfer Agency fees out of the Administration fee. Previously, these fees were charged directly to the Funds. Net Fund Operating Expenses will remain unchanged since the Adviser has agreed to reduce its advisory fee and to make arrangements to limit certain other expenses to the extent necessary to limit Fund Operating Expenses of each Fund to the specified percentage of each Fund's net assets as demonstrated in the Expense Information table on page 4 of the prospectus. In its sole discretion the Adviser may terminate or modify this voluntary agreement at any time.

Prior to November 1, 1998, SEI Financial Management Corporation was the Administrator for the Funds. For the fiscal years ended October 31, 1997, 1996 and 1995, Morgan Grenfell Fixed Income Fund paid the Administrator administration fees of $901,672, $655,936 and $455,614, respectively. For the same years, Morgan Grenfell Municipal Bond Fund paid the Administrator administration fees of $295,813, $253,839 and $227,872, respectively. For the fiscal period ended October 31, 1997, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund paid the Administrator administration fees of $60,000, $60,000, $60,000 and $23,000, respectively. For the fiscal year ended October 31, 1996, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund and Morgan Grenfell Smaller Companies Fund paid the Administrator administration fees of $45,833, $45,833 and $37,500, respectively. For the fiscal year ended October 31, 1995, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund and Morgan Grenfell Smaller Companies Fund paid the Administrator administration fees of $12,500, $12,500 and $4,167, respectively. The administration fees described in this paragraph were paid pursuant to a fee schedule that is different from the one currently in effect (described above).

The Administration Agreement provides that the Administrator shall not be liable under the Administration Agreement except for bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

EXPENSES OF THE TRUST

The expenses borne by institutional shares of the Funds include: (i) fees and expenses of any investment adviser and any administrator of the Funds; (ii) fees and expenses incurred by the Funds in connection with membership in investment company organizations; (iii) brokers' commissions; (iv) payment for portfolio pricing services to a pricing agent, if any; (v) legal expenses; (vi) interest, insurance premiums, taxes or governmental fees; (vii) clerical expenses of issue, redemption or repurchase of shares of the Funds; (viii) the expenses of and fees for registering or qualifying shares of the Funds for sale and of maintaining the registration of the Funds and registering the Funds as a broker or a dealer; (ix) the fees and expenses of Trustees who are not affiliated with the Adviser; (x) the fees or disbursements of custodians of the

--------------------------------------------------------------------------------
                                   Page -36-

Funds' assets, including expenses incurred in the performance of any obligations enumerated by the Declaration of Trust or By-Laws of the Trust insofar as they govern agreements with any such custodian; (xi) costs in connection with annual or special meetings of shareholders, including proxy material preparation, printing and mailing; (xii) charges and expenses of the Trust's auditor; (xiii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (xiv) expenses of an extraordinary and nonrecurring nature.

TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement"), under which the Transfer Agent (i) maintains record shareholder accounts, and (ii) makes periodic reports to the Trust's Board of Trustees concerning the operations of each Fund.

THE DISTRIBUTOR

The Trust, on behalf of the Funds, has entered into a distribution agreement (the "Distribution Agreement") pursuant to which SEI Financial Services Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456-0100 (the "Distributor"), as agent, serves as principal underwriter for the continuous offering of shares, including institutional shares, of each Fund. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. Shares of the Funds are not subject to sales loads or distribution fees. The Adviser, and not the Trust, is responsible for payment of any expenses or fees incurred in the marketing and distribution of shares of the Funds.

The Distribution Agreement will remain in effect for one year from its effective date and will continue in effect thereafter only if such continuance is specifically approved annually by the Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of such parties. The Distribution Agreement was approved by the initial shareholder of Microcap Fund on August 5, 1996. The Distribution Agreement was most recently approved on November 19, 1998 by a vote of the Trust's Board of Trustees, including a majority of those Trustees who were not parties to the Distribution Agreement or "interested persons" of any such parties. The Distribution Agreement is terminable, as to a Fund, by vote of the Board of Trustees, or by the holders of a majority of the outstanding shares of the Fund, at any time without penalty on 60 days' written notice to the Distributor. The Distributor may terminate the Distribution Agreement at any time without penalty on 60 days' written notice to the Trust.

CUSTODIAN

Brown Brothers Harriman and Co. (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, serves as the Trust's custodian pursuant to a Custodian Agreement. Under its custody agreement with the Trust, Northern (i) maintains separate accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities and (v) makes periodic reports to the Trust's Board of Trustees concerning each Fund's operations. The Custodian is authorized to select one or more foreign or domestic banks or companies to serve as sub-custodian on behalf of the Funds.

--------------------------------------------------------------------------------
                                   Page -37-

                                  SERVICE PLAN
                             (SERVICE SHARES ONLY)

Each Fund has adopted a service plan (the "Plan") with respect to its service shares which authorizes it to compensate Service Organizations whose customers invest in service shares of the Funds for providing certain personal, account administration and/or shareholder liaison services. Pursuant to the Plans, the Funds may enter into agreements with Service Organizations ("Service Agreements"). Under such Service Agreements or otherwise, the Service Organizations may perform some or all of the following services: (i) acting as record holder and nominee of all service shares beneficially owned by their customers; (ii) establishing and maintaining individual accounts and records with respect to the service shares owned by each customer; (iii) providing facilities to answer inquiries and respond to correspondence from customers about the status of their accounts or about other aspects of the Trust or applicable Fund; (iv) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange service shares; and (v) receiving and transmitting funds representing the purchase price or redemption proceeds of such service shares.

As compensation for such services, each Fund will pay each Service Organization with which it has a Service Agreement a service fee in an amount up to .25% (on an annualized basis) of the average daily net assets of the Fund's service shares attributable to customers of such Service Organization. Service Organizations may from time to time be required to meet certain other criteria in order to receive service fees.

In accordance with the terms of the Service Plans, the officers of the Trust provide to the Trust's Board of Trustees for their review a quarterly written report of the amounts expended under the Service Plans and the purpose for which such expenditures were made. In the Trustees' quarterly review of such reports, they will consider the continued appropriateness and the level of compensation that the Service Plans provide.

Pursuant to the Plans, service shares of a Fund that are beneficially owned by customers of a Service Organization will convert automatically to institutional shares of the same Fund in the event that such Service Organization's Service Agreement expires or is terminated. Customers of a Service Organization will receive advance notice of any such conversion, and any such conversion will be effected on the basis of the relative net asset values of the two classes of shares involved.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974 ("ERISA") may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in service shares of the Fund. Service Organizations that are subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions are urged to consult their own legal advisers before investing fiduciary assets in service shares and receiving service fees.

The Trust believes that fiduciaries of ERISA plans may properly receive fees under a Service Plan if the plan fiduciary otherwise properly discharges its fiduciary duties, including (if applicable) those under ERISA. Under ERISA, a plan fiduciary, such as a trustee or investment manager, must meet the fiduciary responsibility standards set forth in part 4 of Title I of ERISA. Those standards are designed to help ensure that the fiduciary's decisions are made in the best interests of the plan and are not colored by self-interest.

Section 403 (c)(1) of ERISA provides, in part, that the assets of a plan shall be held for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries and defraying reasonable expenses of administering the plan. Section 404(a)(1) sets forth a similar requirement on how a plan fiduciary must discharge his or her duties with respect to the plan, and provides further that such fiduciary must act prudently and solely in the interests of the participants and beneficiaries. These basic provisions are supplemented by the per se prohibitions of certain classes of transactions set forth in Section 406 of ERISA.

--------------------------------------------------------------------------------
                                   Page -38-

Section 406(a)(1)(D) of ERISA prohibits a fiduciary of an ERISA plan from causing that plan to engage in a transaction if he knows or should know that the transaction would constitute a direct or indirect transfer to, or use by or for the benefit of, a party in interest, of any assets of that plan. Section 3(14) includes within the definition of "party in interest" with respect to a plan any fiduciary with respect to that plan. Thus, Section 406(a)(1)(D) would not only prohibit a fiduciary from causing the plan to engage in a transaction which would benefit a third person who is a party in interest, but it would also prohibit the fiduciary from similarly benefiting himself. In addition, Section 406(b)(1) specifically prohibits a fiduciary with respect to a plan from dealing with the assets of that plan in his own interest or for his own account. Section 406(b)(3) supplements these provisions by prohibiting a plan fiduciary from receiving any consideration for his own personal account from any party dealing with the plan in connection with a transaction involving the assets of the plan.

In accordance with the foregoing, however, a fiduciary of an ERISA plan may properly receive service fees under a Service Plan if the fees are used for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries or for defraying reasonable expenses of administering the plan for which the plan would otherwise be liable. See, e.g., Department of Labor ERISA Technical Release No. 86-1 (stating a violation of ERISA would not occur where a broker-dealer rebates commission dollars to a plan fiduciary who, in turn, reduces its fees for which plan is otherwise responsible for paying). Thus, the fiduciary duty issues involved in a plan fiduciary's receipt of the service fee must be assessed on a case-by-case basis by the relevant plan fiduciary.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board of Trustees, the Adviser makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds. In executing portfolio transactions, the Adviser seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Commission rates, being a component of price, are considered together with such factors. Where transactions are effected on a foreign securities exchange, the Funds employ brokers, generally at fixed commission rates. Commissions on transactions on U.S. securities exchanges are subject to negotiation. Where transactions are effected in the over-the-counter market or third market, the Funds deal with the primary market makers unless a more favorable result is obtainable elsewhere. Fixed income securities purchased or sold on behalf of the Funds normally will be traded in the over-the-counter market on a net basis (i.e. without a commission) through dealers acting for their own account and not as brokers or otherwise through transactions directly with the issuer of the instrument. Some fixed income securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission.

Pursuant to the Management Contracts, the Adviser agrees to select broker-dealers in accordance with guidelines established by the Trust's Board of Trustees from time to time and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended. In assessing the terms available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Management Contracts authorize the Adviser, subject to the periodic review of the Trust's Board of Trustees, to cause a Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such brokerage and research services may consist of pricing information, reports and statistics on specific

--------------------------------------------------------------------------------
                                   Page -39-
companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

Supplemental research information utilized by the Adviser is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts of the Adviser for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company. During the fiscal year ended [October 31, 1998], the Adviser did not, pursuant to any agreement or understanding with a broker or otherwise through an internal allocation procedure, direct any Fund's brokerage transactions to a broker because of research services provided by such broker.

Investment decisions for each Fund and for other investment accounts managed by the Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

Pursuant to procedures determined by the Trustees and subject to the general policies of the Funds and Section 17(e) of the 1940 Act, the Adviser may place securities transactions with brokers with whom it is affiliated ("Affiliated Brokers").

Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount which can be paid by the Funds to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The Board, including a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, has adopted procedures designed to comply with the requirements of Section 17(e) of the 1940 Act and Rule 17e-1 promulgated thereunder to ensure that the broker's commission is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time...."

A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than their contemporaneous charges for comparable transactions for their other most favored, but unaffiliated, customers except for accounts for which they act as a clearing broker, and any of their customers determined, by a majority of the Trustees who are not "interested persons" of the Fund or the Adviser, not to be comparable to the Fund. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, exceptions may be made. Since the Adviser, as investment adviser to the Funds, has the obligation to provide management, which includes elements of research and related skills, such research and related skills will not be used by them as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Funds will not engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of the Funds placed by Affiliated Brokers are combined with orders of their respective clients, in order to obtain a more favorable commission rate. When the same security is purchased for two or more funds or customers on the same day, each fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

--------------------------------------------------------------------------------
                                   Page -40-

Affiliated Brokers furnish to the Trust at least annually a statement setting forth the total amount of all compensation retained by them or any associated person of them in connection with effecting transactions for the account of the Funds, and the Board reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith. During the fiscal years ended October 31, 1996, 1997 and [1998], no Fund paid any brokerage commissions to any Affiliated Broker.

Affiliated Brokers do not knowingly participate in commissions paid by the Funds to other brokers or dealers and do not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event that an Affiliated Broker learns at any time that it has knowingly received reciprocal business, it will so inform the Board.

For the fiscal years ended October 31, 1996, 1997, [and 1998] Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund paid no brokerage commissions. For the fiscal years ended October 31, 1996, 1997, [and 1998]Morgan Grenfell Short-Term Fixed Income Fund and Morgan Grenfell Short-Term Municipal Bond Fund paid no brokerage commissions. For the fiscal years ended October 31, 1996, 1997 [and 1998] Morgan Grenfell Smaller Companies Fund paid aggregate
brokerage commissions of $       , $9,546.89, and $7,708, respectively. For the
fiscal periods ended October 31, [1998] and 1997, Morgan Grenfell Microcap Fund
paid aggregate brokerage commissions of $       and $7,337.06 respectively.

                       PURCHASE AND REDEMPTION OF SHARES

Shares of the Funds are distributed by SEI Investments Distribution Co., the Distributor. The Funds offer two classes of shares, institutional and service shares. General information on how to buy shares of the Funds is set forth in "Managing Your Investment" in the Funds' Prospectus. The following supplements that information.

Investors may invest in institutional shares by establishing a shareholder account with the Trust. In order to make an initial investment in service shares of a Fund, an investor must establish an account with a service organization. Additionally, each Fund has authorized brokers to accept purchase and redemption order for institutional and service shares for each Fund. Brokers, including authorized brokers of service organizations, are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Investors who invest through brokers, service organizations or their designated intermediaries may be subject to minimums established by their broker, service organization or designated intermediary.

Investors who establish shareholder accounts with the Trust should submit purchase and redemption orders to the Transfer Agent as described in the Prospectus. Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit purchase and redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee. A Fund will be deemed to have received a purchase or redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of any Fund may be purchased or redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent, the service organization, broker or designated intermediary. A "Business Day" means any day on which the New York Stock Exchange (the "NYSE") is open. For an investor who has a shareholder account with the Trust, the Transfer Agent must receive the investor's purchase or redemption order before the close of regular trading on the NYSE for the investor to receive that day's net asset value. For an investor who invests through a mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's purchase or redemption order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern
Time) and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service organizations, brokers and designated intermediaries

--------------------------------------------------------------------------------
                                   Page -41-
are responsible for promptly forwarding such investors' purchase or redemption orders to the Transfer Agent.

NET ASSET VALUE

Under the 1940 Act, the Board of Trustees of the Trust is responsible for determining in good faith the fair value of the securities of each Fund. In accordance with procedures adopted by the Board of Trustees, the net asset value per share of each class of each Fund is calculated by determining the net worth of the Fund attributable to the class (assets, including securities at value, minus liabilities) divided by the number of shares of such class outstanding. Each Fund computes net asset value for each class of its shares at the close of such regular trading, which is generally 4:00 p.m. Eastern time, on each day on which the New York Stock Exchange ("NYSE") is open (a "Business Day"). If the NYSE closes early, the fund will accelerate the calculation of the NAV and transaction deadlines to the actual closing time. The NYSE is closed on Saturdays and Sundays as well as the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For purposes of calculating net asset value for each class of its shares, equity securities traded on a recognized U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities) on the valuation day or, if no sale occurs, at the bid price. Unlisted equity securities for which market quotations are readily available are valued at the most recent bid price prior to the time of valuation.

Debt securities and other fixed income investments of the Funds are valued at prices supplied by independent pricing agents, which prices reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term obligations maturing in sixty days or less may be valued at amortized cost, which method does not take into account unrealized gains or losses on such portfolio securities. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value of the security, as determined by amortized cost, may be higher or lower than the price the Fund would receive if the Fund sold the security.

Other assets and assets for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the 4:00 P.M. (Eastern Time) close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which the Funds' net asset values are not calculated. Such calculation may not take place contemporaneously with the determination of the prices of certain portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the regular trading on the NYSE will not be reflected in the Funds' calculation of net asset values unless the Adviser deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

                            PERFORMANCE INFORMATION

From time to time, performance information, such as total return and yield for shares of a Fund may be quoted in advertisements or in communications to shareholders. A Fund's total return may be calculated

--------------------------------------------------------------------------------
                                   Page -42-
on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in shares of a Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, dividends and capital gain distributions made by the Fund during the period are assumed to be reinvested in the Fund's shares. A Fund's yield reflects a Fund's overall rate of income on portfolio investments as a percentage of the institutional share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the net asset value per share on the last day of that period.

For the Municipal Funds, tax-equivalent yield may also be quoted. Tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after tax equivalent of a Municipal Fund's yield, assuming certain tax brackets for a shareholder.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Fund may discuss performance as reported by various financial publications. The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. In addition, the performance of a Fund may be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services.

Performance quotations of a Fund represent the Fund's past performance and, consequently, should not be considered representative of the future performance of the Fund. The value of shares, when redeemed, may be more or less than the original cost. Any fees charged by banks or other institutional investors directly to their customer accounts in connection with investments in institutional shares of a Fund are not at the direction or within the control of the Funds and will not be included in the Funds' calculations of total return.

YIELD

From time to time, the Fixed Income Fund, the Short-Term Fixed Income Fund, the Total Return Bond Fund, the High Yield Bond Fund and each Municipal Fund may advertise its yield and (in the case of the Municipal Funds) its tax-equivalent yield. Yield and tax-equivalent yield are calculated separately for service shares and institutional shares of a Fund. Each type of share is subject to differing yields for the same period. The yield of institutional shares of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated for each like period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

                    a-b
YIELD  =  2  [  (  ----   +  1  )  6  - 1  ]
                    cd

Where:     a          =          dividends and interest earned by the Fund during the
                                 period;

           b          =          net expenses accrued for the period;

           c          =          average daily number of shares outstanding during the
                                 period entitled to receive dividends; and

           d          =          maximum offering price per share on the last day of
                                 the period.

--------------------------------------------------------------------------------
                                   Page -43-

Tax-equivalent yield is computed by dividing the portion of the yield that is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax exempt.

Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

For the 30-day period ended October 31, 1998, the yields for institutional shares of the Fixed Income Fund, the Municipal Bond Fund, the Short-Term Fixed
Income Fund and the Short-Term Municipal Bond Fund were     %,     %,     % and
    %, respectively. If the expense limitations for these Funds had not been in effect during this period, the yields for institutional shares of these Funds
would have been     %,     %,     % and     %, respectively. For the same
period, the tax-equivalent yields for institutional shares of the Municipal Bond
Fund and the Short-Term Municipal Bond Fund were     % and     %, respectively,
assuming the highest Federal Income Tax bracket for individuals (39.6%). If the expense limitations for these Funds had not been in effect during this period, the tax-equivalent yields for institutional shares of these Funds would have
been     % and     %, respectively, assuming the same Federal Income Tax
bracket.

For the 30-day period ended October 31, 1998 the yield for service shares of the
Municipal Bond Fund was   %. If the expense limitations described in the
Prospectus for this Fund had not been in effect during this period, the yield
for service shares of this Fund would have been   %. For the same period, the
tax-equivalent yield for service shares of the Municipal Bond Fund was   %,
assuming the highest Federal Income Tax bracket for individuals (39.6%). If the expense limitations described in the Prospectus for this Fund had not been in effect during this period, the tax-equivalent yield for service shares of this
Fund would have been   %, assuming the same Federal Income Tax bracket.

TOTAL RETURN

Average annual total return is calculated separately for service shares and institutional shares of a Fund. Each type of share is subject to different fees and expenses and, consequently, may have differing average annual total returns for the same period. Each Fund that advertises "average annual total return" for a class of its shares computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

            ERV
T  =  [  (  ---  )  1/n  - 1  ]
             P

Where:             T  =          average annual total return,

                 ERV  =          ending redeemable value of a hypothetical $1,000
                                 payment made at the beginning of the 1, 5 or 10
                                 year (or other) periods at the end of the
                                 applicable period (or a fractional portion
                                 thereof);

                   P  =          hypothetical initial payment of $1,000; and

                   n  =          period covered by the computation, expressed in
                                 years.

Each Fund that advertises "aggregate total return" for a class of its shares computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the

--------------------------------------------------------------------------------
                                   Page -44-
initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return
=                               [(        ERV          )       - 1]
                                        P

The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. For the fiscal year ended October 31, 1998, the average annual total return of institutional shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund and Morgan Grenfell Smaller
Companies Fund were     %,     %,     %,     % and     %, respectively. For the
five-year period ended October 31, 1998, the average annual total returns of institutional shares of Morgan Grenfell Fixed Income Fund and Morgan Grenfell
Municipal Bond Fund were     % and     %, respectively. For their respective
periods from commencement of operations to October 31, 1998, the average annual total returns of institutional shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller
Companies Fund and Morgan Grenfell Microcap Fund were     %,     %,     %,
    %,     % and     %, respectively. If expense limitations for the above Funds had not been in effect during the indicated periods, the total returns for institutional shares of these Funds for such periods would have been lower than the total return figures shown in this paragraph.

For the fiscal year ended October 31, 1998, the average annual returns for service shares of Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Smaller
Companies Fund and Morgan Grenfell Microcap Fund were     %,     % and     %,
respectively. For their respective periods from commencement of operations (for service shares) to October 31, 1998, the average annual returns for service shares of Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Smaller Companies
Fund and Morgan Grenfell Microcap Fund were     %,     % and     %,
respectively. If the expense limitations described in the Prospectus for the above Funds had not been in effect during the indicated periods, the total returns of these Funds for such periods would have been lower than the total return figures shown in this paragraph.

The Funds may from time to time advertise comparative performance as measured by various independent sources, including, but not limited to, Barron's, The Wall Street Journal, Weisenberger Investment Companies Service, Business Week, Changing Times, Financial World, Forbes, Fortune and Money. In addition, the Funds may from time to time advertise their performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agency, corporate, mortgage and Yankee bonds); (f) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); and (g) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, Inc., First Boston Corporation, Dean Witter Morgan Stanley, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or

--------------------------------------------------------------------------------
                                   Page -45-
other providers of such data. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Funds' portfolios. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by the Funds to calculate their performance figures.

                                     TAXES

The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in the Funds. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

GENERAL

Each Fund is a separate taxable entity. Each Fund has elected or intends to elect to be treated, and intends to qualify for each taxable year, as a regulated investment company under Subchapter M of the Code.

Qualification of any Fund as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its gross income (including tax-exempt interest) for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) the Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. Future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions or derivatives that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures or forward contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under such regulations.

If a Fund complies with such provisions, then in any taxable year in which the Fund distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount, recognized market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss and certain net realized foreign exchange gains and is reduced by deductible expenses) and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions ("net tax-exempt interest"), the Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or net capital gain (the excess of net long-term capital gain over net short-term capital loss), it will be subject to federal income tax at regular corporate rates on the amount retained.

--------------------------------------------------------------------------------
                                   Page -46-

If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.

For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, any net tax-exempt interest may be subject to alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which no federal income tax was paid by the Fund. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared.

Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) entered into by a Fund will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by the Funds will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Funds' taxable year. As a result, a Fund may be required to recognize income or gain without a concurrent receipt of cash. Additionally, a Fund may be required to recognize gain if an option, future, forward contract, short sale, or other transaction that is not subject to these mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any gain or loss recognized on actual or deemed sales of futures contracts, forward contracts, or options that are subject to the mark to market rules, but not the constructive sales rules, (except for certain foreign currency options, forward contracts, and futures contracts) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, such Fund may be required to defer the recognition of losses on futures or forward contracts and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures, forward contracts and constructive sales may affect the amount, timing and character of a Fund's distributions to shareholders. Certain tax elections may be available to the Funds to mitigate some of the unfavorable consequences described in this paragraph.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by Funds other than the Municipal, Fixed Income and Short-Term Fixed Income Funds. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-

--------------------------------------------------------------------------------
                                   Page -47-
denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment.

If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The applicable Funds may limit and/or manage their holdings in passive foreign investment companies or make an available election to minimize their tax liability or maximize their return from these investments.

The federal income tax rules applicable to currency swaps, mortgage dollar rolls, and certain structured securities are unclear in certain respects, and the Funds may be required to account for these transactions or instruments under tax rules in a manner that may affect the amount, timing and character of income, gain or loss therefrom and that may, under certain circumstances, limit the extent to which the Funds engage in these transactions or acquire these instruments.

The High Yield Bond Fund and the Total Return Bond Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for these Funds. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by these Funds, to the extent they invest in such securities, in order to reduce the risk of their distributing insufficient income to preserve their status as regulated investment companies and seek to avoid having to pay federal income or excise tax.

A Fund that invests in foreign securities may be subject to foreign withholding or other foreign taxes on certain income (possibly including, in some cases, capital gains) from such securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Funds anticipate that they generally will not be entitled to elect to pass through such foreign taxes to their shareholders. If such an election is made, shareholders would have to include their shares of such taxes as additional income, but could be entitled to U.S. tax credits or deductions for such taxes, subject to certain requirements and limitations under the Code.

Each Fund's investments in zero coupon securities or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. Transactions or instruments subject to the mark to market or constructive sale rules described above may have the same result in some circumstances. In order to obtain cash to distribute this income or gain, maintain its qualification as a regulated investment company, and avoid federal income or excise taxes, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

Each Municipal Fund purchases tax-exempt municipal securities which are generally accompanied by an opinion of bond counsel to the effect that interest on such securities is not included in gross income for federal income tax purposes. It is not economically feasible to, and the Municipal Funds therefore do not, make any additional independent inquiry into whether such securities are in fact tax-exempt. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties

--------------------------------------------------------------------------------
                                   Page -48-
regarding continuing compliance with federal tax requirements. Tax laws, especially those enacted during the last decade, not only limit the purposes for which tax-exempt bonds can be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Municipal Fund's distributions attributable to interest such Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Each Fixed Income Fund and each Municipal Fund may purchase municipal securities together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." A Fund may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available. Additionally, a Fund may purchase beneficial interests in municipal securities held by trusts, custodial arrangements or partnerships and/or combined with third-party puts or other types of features such as interest rate swaps; those investments may require the Fund to pay "tender fees" or other fees for the various features provided.

The IRS has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or other third party put and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees paid by the Fund, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage each Fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent years' capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and, accordingly, would generally not be distributed to shareholders. At October 31, 1997, Morgan Grenfell Short-Term Fixed Income Fund has capital loss carryforwards of approximately $11,000 expiring on the fiscal year ended October 31, 2004 and the Morgan Grenfell Short-Term Municipal Bond Fund has capital loss carryforwards of approximately $9,000 expiring on the fiscal year ended October 31, 2005.

U.S. SHAREHOLDERS--DISTRIBUTIONS

A Municipal Fund's distributions from the tax-exempt interest it receives will generally be exempt from federal income tax, provided that such Fund qualifies as a regulated investment company, at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable year consists of debt obligations that pay interest excluded from gross income under Section 103(a) of the Code, and the Fund properly designates such distributions as "exempt-interest dividends." The portions of such exempt-

--------------------------------------------------------------------------------
                                   Page -49-
interest dividends, if any, derived from interest on certain private activity bonds will constitute tax preference items and may give rise to, or increase liability under, the federal alternative minimum tax for particular shareholders. In addition, all exempt-interest dividends may increase certain corporate shareholders' liability, if any, for the corporate alternative minimum tax and will be taken into account in determining the portion, if any, of a shareholder's social security benefits or certain railroad retirement benefits that is subject to tax.

For U.S. federal income tax purposes, distributions by the Funds other than the Municipal Funds, as well as any distributions of the Municipal Funds that are not designated as exempt-interest dividends as described above, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax.

Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received. Distributions from investment company taxable income of any Fund, including the Municipal Funds, for the year will be taxable as ordinary income. Investment company taxable income includes, among other things, dividends, taxable interest, income from repurchase agreements and securities loans; accrued, recognized market discount; a portion of the discount on certain stripped tax-exempt obligations and their coupons; and net short-term capital gain (in excess of net long-term capital loss) from the sale of investments or options or futures transactions or the disposition of rights to when-issued securities prior to issuance. Distributions to corporate shareholders designated as derived from dividend income received by a Fund, if any, that would be eligible for the dividends received deduction if the Fund were not a regulated investment company will be eligible, subject to certain holding period and debt-financing restrictions, for the 70% dividends received deduction for corporations. Because eligible dividends are limited to those received by a Fund from U.S. domestic corporations, dividends paid by Funds other than the Equity Funds will generally not qualify for the dividends received deduction, and some of the dividends paid by the Equity Funds also may not qualify for the deduction. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends received are treated as debt financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each such dividend. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax. The dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund and, to the extent such basis would be reduced below zero, require the current recognition of income. Capital gain dividends (i.e., dividends from net capital gain) paid by any Fund, including the Municipal Funds, if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations.

Interest on indebtedness incurred directly or indirectly to purchase or carry shares of a Municipal Fund will not be deductible to the extent it is deemed related to exempt-interest dividends paid by such Fund.

A Municipal Fund may not be an appropriate investment for persons who are, or are related to, substantial users of facilities financed by industrial development or private activity bonds.

Shareholders that are required to file tax returns are required to report tax-exempt interest income, including exempt-interest dividends, on their federal income tax returns. Each Municipal Fund will inform shareholders of the federal income tax status of its distributions after the end of each calendar year, including the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who have not held shares of a Municipal Fund for a full taxable year may have designated as tax-exempt or as a tax

--------------------------------------------------------------------------------
                                   Page -50-
preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in the Fund.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

U.S. SHAREHOLDERS--SALE OF SHARES

When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale or other disposition, such gain or loss should be capital in character. However, any loss realized on the sale, redemption or other disposition of shares of a Municipal Fund with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends with respect to such shares. Moreover, any loss realized on the sale, redemption, or other disposition of the shares of any Fund with a tax holding period of six months or less, to the extent such loss is not disallowed under any other tax rule, will be treated as a long-term capital loss to the extent of any capital gain dividend with respect to such shares. Additionally, any loss realized on a sale, redemption or other disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

The Funds may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including distributions from a Fund's net long-term capital gains, but not including exempt-interest dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish the Funds with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Funds that the payee has failed to properly report interest or dividend income to the IRS or that the TIN furnished by the payee to the Funds is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. Any amounts withheld may be credited against a shareholder's United States federal income tax liability. Distributions by a Municipal Fund will not be subject to backup withholding, however, for any year such Fund reasonably estimates that at least 95% of its dividends will be exempt-interest dividends.

NON-U.S. SHAREHOLDERS

Shareholders who, as to the United States, are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors generally will be subject to U.S. withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a

--------------------------------------------------------------------------------
                                   Page -51-
shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

Any gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the United States, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. investors should consult their tax advisers about the applicability of U.S. federal income or withholding taxes to certain distributions received by them.

STATE AND LOCAL

The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Fund may have tax consequences for shareholders different from those of a direct investment in the Fund's portfolio securities.

Shareholders should consult their own tax advisers concerning these matters.

                      GENERAL INFORMATION ABOUT THE TRUST

GENERAL

The Trust was formed as a business trust under the laws of the State of Delaware on September 13, 1993, and commenced investment operations on January 3, 1994. The Board of Trustees of the Trust is responsible for the overall management and supervision of the affairs of the Trust. The Declaration of Trust authorizes the Board of Trustees to create separate investment series or portfolios of shares. As of the date hereof, the Trustees have established the Funds described in this Prospectus and thirteen additional series. Until December 28, 1994, the Fixed Income Fund and the Municipal Bond Fund were series of The Advisors' Inner Circle Fund, a business trust organized under the laws of The Commonwealth of Massachusetts on July 18, 1991. The Declaration of Trust further authorizes the Trust to classify or reclassify any series or portfolio of shares into one or more classes. As of the date hereof, the Trustees have established two classes of shares: service shares and institutional shares.

The shares of each class represent an interest in the same portfolio of investments of a Fund. Each class has equal rights as to voting, redemption, dividends and liquidations, except that only service shares bear service fees and each class may bear other expenses properly attributable to the particular class. Also, holders of service shares of each Fund have exclusive voting rights with respect to the service plan adopted by their Fund.

When issued, shares of the Funds are fully paid and nonassessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to shareholders. Shares of the Funds entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

Shares of a Fund will be voted separately with respect to matters pertaining to that Fund except for the election of Trustees and the ratification of independent accountants. For example, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and any change in the fundamental investment restrictions of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund. The Trust does not intend to hold shareholder meetings, except as may be required by the 1940 Act. The Trust's Declaration of Trust provides that special meetings of shareholders shall be called for any purpose, including the removal of a Trustee, upon written request of shareholders entitled to vote at least 10% of the outstanding shares of the Trust, or Fund, as the case may be. In addition, if ten or more shareholders of record who have held shares for at least six months and who

--------------------------------------------------------------------------------
                                   Page -52-
hold in the aggregate either shares having a net asset value of $25,000 or 1% of the outstanding shares, whichever is less, seek to call a meeting for the purpose of removing a Trustee, the Trust has agreed to provide certain information to such shareholders and generally to assist their efforts.

In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

As of December 16, 1998, the following shareholders owned the following respective percentages of the outstanding institutional shares of the Fixed Income Fund, the Municipal Bond Fund, the Short-Term Municipal Bond Fund, the Short-Term Fixed Income Fund, the Smaller Companies Fund, the Microcap Fund and the High Yield Bond Fund:

FIXED INCOME FUND:

San Mateo County Employees Retirement Association 702 Marshall Street, Suite 280 Redwood City, CA 94063-1823

8.60%

MUNICIPAL BOND FUND:

Batrus & Co., (New York Corporation) c/o Bankers Trust Co. PO Box 9005 Church Street Station New York, NY 10006

20.74%

Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104-4122

42.60%

SHORT-TERM MUNICIPAL BOND FUND:

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4122

33.01%

FTC & Co. P.O. Box 173736 Denver, CO 80217-3736

5.82%

Balsa & Co. c/o Chase Manhattan Bank Grand Central Station P.O. Box 1768 New York, NY 10163-1768

8.75%

Reliable Stores, Inc. P.O. Box 6369 Columbia, MD 21045-6369

8.07%

Bear Stearns Securities Corp. 1 Metrotech Center North Brooklyn, NY 11201-3870

5.31%

SHORT-TERM FIXED INCOME FUND:

Batrus & Co. (New York Corporation) c/o Bankers Trust PO Box 9005 Church Street Station New York, NY 10006

11.51%

--------------------------------------------------------------------------------
                                   Page -53-

Independence Trust Company 381 Riverside Dr. Suite 110 Franklin, TN 37064-8934

16.41%

Guadi & Co. c/o Bankers Trust Co. P.O. Box 9005 Church Street Station New York, NY 10008

6.47%

Jewish Federation of Greater Pennsylvania c/o First Union National Bank 1525 W WT Harris Blvd. Charlotte, NC 28262-8522

9.22%

Byrd & Co. c/o First Union National Bank 530 Walnut Street Philadelphia, PA 19106-3620

12.74%

SMALLER COMPANIES FUND:

Morgan Grenfell Inc. (Delaware Corporation) 885 Third Avenue Suite 3200 New York, NY 10022

67.32%

Deutsche Bank Securities C/F David N. Wilner 1251 Avenue of the Americas New York, NY 10020-1104

14.10%

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4122

5.53%

National Financial Services Corp. 200 Lieberty St. 1 World Financial Center New York, NY 10281-1003

6.17%

MICROCAP FUND:

Morgan Grenfell Inc. 885 Third Avenue New York, NY 10022

16.13%

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4122

21.56%

National Financial Services Corp. 200 Liberty St. 1 World Financial Center New York, NY 10281-1003

35.26%

First American National Bank 300 Union St. Nashville, TN 37237-0002

5.29%

Currie & Co. c/o Fiduciary Trust Company Intl. P.O. Box 3199 Church Street Station New York, NY 10008-3199

6.64%

HIGH YIELD BOND FUND:

Public School Employees Retirement System c/o Mellon Trust P.O. Box 3198 Pittsburgh, PA 15230-3198

13.62%

--------------------------------------------------------------------------------
                                   Page -54-

Archdiocese of Detroit c/o Comercia Bank P.O. Box 75000 Detroit, MI 48275-0001

5.07%

Bell Atlantic Master Trust c/o Bost & Co. P.O. Box 3198 Pittsburgh, PA
15230-3198

70.66%

As of December 16, 1998, the following shareholders owned the following respective percentages of the outstanding service shares of the following funds:

FIXED INCOME FUND SERVICE SHARES

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4122

68.94%

Secs Corp. c/o Donaldson Lufkin & Jenrette P.O. Box 2052 Jersey City, NJ 07303-2052

24.25%

FTC & Co. P.O. Box 173736 Denver, CO 80217-3736

5.94%

MICROCAP FUND SERVICE SHARES

Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104-4122

67.23%

National Financial Services Corp. 200 Liberty St. 1 World Financial Center New York, NY 10281-1003

32.50%

SMALLER COMPANIES FUND SERVICE SHARES

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4122

99.06%

SHORT-TERM MUNI BOND FUND SERVICE SHARES

Secs Corp. Donaldson Lufkin & Jenrette P.O. Box 2052 Jersey City, NJ 07303-2052

26.39%

National Financial Services Corp. 200 Liberty St. 1 World Financial Center New York, NY 10281-1003

73.32%

MUNICIPAL BOND FUND SERVICE SHARES

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4122

76.80%

Secs Corp. c/o Donaldson Lufkin & Jenrette P.O. Box 2052 Jersey City, NJ 07303-2052

21.24%

--------------------------------------------------------------------------------
                                   Page -55-

HIGH YIELD BOND FUND SERVICE SHARES

Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104-4122

99.75%

SHAREHOLDER AND TRUSTEE LIABILITY

The Trust is organized as a Delaware business trust and, under Delaware law, the shareholders of a business trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of the courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

CONSIDERATION FOR PURCHASES OF SHARES

The Trust generally will not issue shares of the Funds for consideration other than cash. At the Trust's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with an acquisition of portfolio securities (other than municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) or pursuant to a bona fide purchase of assets, merger or other reorganization, provided the securities meet the investment objectives and policies of the Fund and are acquired by the Fund for investment and not for resale. An exchange of securities for Fund shares will generally be a taxable transaction to the shareholder.

                             ADDITIONAL INFORMATION

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1117 Avenue of the Americas, New York, New York 10036, serves as the Funds' independent accountants, providing audit services, including review and consultation in connection with various filings by the Trust with the Commission and tax authorities.

REGISTRATION STATEMENT

The Trust has filed with the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds and certain other series of the Trust. If further information is desired with respect to the Trust, the Funds or such other series, reference is made to the Registration Statement and the exhibits filed as a part thereof.

--------------------------------------------------------------------------------
                                   Page -56-

                              FINANCIAL STATEMENTS

The Trust's audited financial statements for the period ended October 31, 1998 are included in, and incorporated by reference into, this Statement of Additional Information in reliance upon the report of PricewaterhouseCoopers LLP, the Trust's independent accountants, as experts in accounting and auditing.

The financial statements of the Trust for the periods ended on and prior to October 31, 1998 are included in, and incorporated by reference into, this Statement of Additional Information from the Trust's 1998 Annual Report to Shareholders for the year ended October 31, 1997 (filed electronically on
        ; file no.         ; accession no.    ), and will be attached to each
copy of such Statement of Additional Information that is distributed.

--------------------------------------------------------------------------------
                                   Page -57-

                                   APPENDIX A
                          DESCRIPTION OF BOND RATINGS

The rating descriptions set forth below are believed to be the most recent rating descriptions available from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's), Duff & Phelps, Inc. ("Duff") and Fitch Investors Service ("Fitch") at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of a Fund's fiscal year end.

I.  LONG-TERM DEBT RATINGS

MOODY'S INVESTORS SERVICE, INC.

    Description of four highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2 and 3) in each rating category to indicate the security's ranking within the category):

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, ie:, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S RATINGS GROUP (1)

    Description of the four highest long-term debt ratings by Standard & Poor's (Standard & Poor's may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within the classification):

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

--------------------------------------------------------------------------------
                                   Page -58-

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

---------

(1) Rates all governmental bodies having $1,000,000 or more of debt outstanding, unless adequate information is not available.

DUFF & PHELPS, INC.

    Description of the four highest long-term debt ratings by Duff (Duff may apply a plus or minus to show relative standing within a rating category):

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB: Investment grade. Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

FITCH INVESTORS SERVICE

    Description of the four highest long-term ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

II.  SHORT-TERM DEBT RATINGS

    Short-term debt ratings may be assigned, for example, to commercial paper, master demand notes, bank instruments and letters of credit.

--------------------------------------------------------------------------------
                                   Page -59-

Moody's description of its highest short-term debt rating:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

    - Lending market positions in well established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternative liquidity.

Standard & Poor's description of its highest short-term debt rating:

A-1 This designation indicated that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

III.  SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

    Moody's description of its two highest short-term loan / municipal note ratings:

MIG-1/VMIG-1 This description denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Standard & Poor's description of its two highest municipal note ratings:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

--------------------------------------------------------------------------------
                                   Page -60-

                                   APPENDIX B
                   THE ADVISER'S MICROCAP INVESTMENT RESULTS

Set forth below are investment results for Morgan Grenfell Microcap Fund and a composite of accounts managed by the Microcap Equity Team of Morgan Grenfell Inc. (the "Adviser" or "MG Inc.") in accordance with the microcap investment strategy (the "MG Inc. Microcap Composite"). For comparison purposes, performance information is also shown for Morgan Grenfell Microcap Fund and the Russell 2000 (an index of small capitalization stocks). The Russell 2000 is comprised of issuers that are ranked according to market capitalization in the bottom 10% of the U.S. equity market. In contrast, Morgan Grenfell Microcap Fund's principal investments are common stocks of issuers that are ranked (at time of purchase) in the bottom 5% of U.S. equity market.

Each of the Adviser's discretionary, microcap accounts (other than Morgan Grenfell Microcap Fund, which commenced operations on December 18, 1996) is included in the MG Inc. Microcap Composite. These accounts had the same investment objective as Morgan Grenfell Microcap Fund and were managed using substantially similar, though not necessarily identical, investment strategies and techniques as those contemplated for Microcap Fund. Because of the similarities in investment strategies and techniques, the Adviser believes that the accounts included in the MG Inc. Microcap Composite are sufficiently comparable to Microcap Fund to make the performance data listed below relevant to prospective investors.*

The investment results presented below for the MG Inc. Microcap Composite do not include Microcap Fund's investment results and are not intended to predict or suggest the returns that will be experienced by Microcap Fund or the return an investor may achieve by investing in shares of the Fund. Most of the accounts included in the MG Inc. Microcap Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, as amended. If more of the accounts had been subject to these requirements, the performance of the MG Inc. Microcap Composite might have been lower.

The investment results of the MG Inc. Microcap Composite were calculated in accordance with the Association for Investment Management and Research (AIMR) Performance Presentation Standards and are shown net of commissions and transaction costs (including custody fees) and net of the highest investment advisory fee charged to any account included in the Composite (2.00% for periods prior to October 1, 1993 and 1.50% for subsequent periods). Microcap Fund's estimated total annual operating expenses are higher than the highest investment advisory fee charged to any account included in the MG Inc. Microcap Composite. As a result, it is expected that fees and expenses will reduce Microcap Fund's performance to a greater extent than investment advisory fees have reduced the performance of accounts included in the MG Inc. Microcap Composite.

---------

* Audrey Jones, David Baratta and John Callaghan are the members of the Adviser's Microcap Equity Team. Ms. Jones has been a member of the Team throughout the eleven-year period for which data is shown. Mr. Baratta joined the Team in September 1994, following the departure of two portfolio managers who had been members of the Team since at least 1987. Mr. Callaghan joined the Team in June 1997, following the departure of a portfolio manager who had been a member of the Team since at least 1987. Also, in May 1996, another portfolio manager who had been a member of the Team since at least 1987 left Morgan Grenfell Inc.

--------------------------------------------------------------------------------
                                   Page -61-

                        MORGAN GRENFELL INVESTMENT TRUST

                         Morgan Grenfell Microcap Fund
           Performance of MG Inc. Microcap Composite And Russell 2000

                               AVERAGE ANNUAL TOTAL RETURN
                        MG INC. MICROCAP COMPOSITE
         YEAR                  (NET OF FEES)         RUSSELL 2000

         1997                        18.80%                22.36%

         1996                        50.67%                16.49%

         1995                        54.29%                28.44%

         1994                       (16.71)%               (1.81)%

         1993                        18.15%                18.89%

         1992                         3.49%                18.42%

         1991                        74.37%                46.05%

         1990                        (2.48)%              (19.50)%

         1989                        24.25%                16.24%

         1988                        14.13%                24.89%

         1987                        (4.91)%               (8.77)%

ANNUALIZED TOTAL                     18.47%                13.28%
RETURN FOR PERIOD FROM
DECEMBER 31, 1986 TO
DECEMBER 31, 1997

--------------------------------------------------------------------------------
                                   Page -62-

                        MORGAN GRENFELL INVESTMENT TRUST
                                885 Third Avenue
                            New York, New York 10022

                               INVESTMENT ADVISER
                              Morgan Grenfell Inc.
                                885 Third Avenue
                               New York, NY 10022

                                 ADMINISTRATOR
                          Morgan Grenfell Incorporated
                       150 South Independence Square West
                        Philadelphia, Pennsylvania 19106

                                  DISTRIBUTOR
                         SEI Financial Services Company
                             1 Freedom Valley Drive
                         Oaks, Pennsylvania 19456-0100

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT
                               DST Systems, Inc.
                            SEI Division CT-7 Tower
                                 1004 Baltimore
                          Kansas City, Missouri 64105

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                            New York, New York 10036

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                          Boston, Massachusetts 02109

                              SERVICE INFORMATION
    Existing accounts, new accounts, prospectuses, Statements of Additional
                                  Information
                applications, and service forms--1-800-550-6426

                      Telephone Exchanges--1-800-407-7301

                          Share Price and Performance
                          Information--1-800-550-6426

                                                                    MIT-F-018-03

--------------------------------------------------------------------------------
                                   Page -63-

                                      FORM N-1A

                             PART C.  OTHER INFORMATION

Item 23. EXHIBITS

                    Except as noted, the following exhibits are being filed herewith:

        *(a) Agreement and Declaration of Trust of Registrant dated September 13, 1993, as amended (previously filed with the SEC on February 14, 1996 and incorporated by reference herein).

        *(b). Amended By-Laws of Registrant (previously filed with the SEC on February 14, 1996 and incorporated by reference herein).

        *(c). See Articles III, IV, and V of the Agreement and Declaration of Trust (exhibit (a)) and Article II of the Amended By-Laws (exhibit (b)).

        *(d)(1). Management Contract dated January 3, 1994, as amended as of April 25, 1994, April 1, 1995 and September 1, 1995, between Morgan Grenfell Investment Services Limited and Registrant, on behalf of Morgan Grenfell International Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell European Equity Growth Fund (formerly Morgan Grenfell European Equity
                    Fund), Morgan Grenfell New Asia Fund (formerly Morgan Grenfell Pacific Basin Equity Fund), Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Debt Fund (previously filed with the SEC on February 14, 1996 and incorporated by reference herein).

        *(d)(2). Management Contract dated as of December 28, 1994 between Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management, Inc.) and Registrant, on behalf of Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund (previously filed with the SEC on February 14, 1996 and incorporated by reference herein).

        *(d)(3). Management Contract dated as of December 28, 1994 between Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management, Inc.) and Registrant, on behalf of Morgan Grenfell Large Cap Growth Fund, Morgan Grenfell Smaller Companies Fund, Morgan Grenfell Short-Term Fixed Income Fund and Morgan Grenfell Short-Term Municipal Bond Fund(previously filed with the SEC on February 14, 1996 and incorporated by reference herein).

         *(d)(4). Management Contract between Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management, Inc.) and Registrant, on behalf of Morgan Grenfell Microcap Fund (previously filed with the SEC on November 1, 1996 pursuant to Post-Effective Amendment No. 12 to Registrant's Registration Statement).

        *(d)(5). Form of Management Contract between Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management, Inc.) and Registrant, on behalf of Morgan Grenfell Total Return Bond Fund and Morgan Grenfell High Yield Bond Fund (previously filed with the SEC on December 12, 1997 pursuant to Post-Effective Amendment No. 18 to Registrant's Registration Statement).

        *(d)(6). Form of Management Contract between Morgan Grenfell Investment Services Ltd. and Registrant, on behalf of Morgan Grenfell Emerging Local Currency Debt Fund (previously filed with the SEC on December 12, 1997 pursuant to Post-Effective Amendment No. 18 to Registrant's Registration Statement).

        (d)(7). Form of Subadvisory Contract between Morgan Grenfell Investment Services Ltd., Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management, Inc.) and Registrant, on behalf of Morgan Grenfell Total Return Bond Fund.

       *(e). Distribution Agreement dated as of December 30, 1993 between SEI Financial Services Company and Registrant, on behalf of all of its series (previously filed with the SEC on June 11, 1996 and incorporated by reference herein).

        (f).        Not Applicable.

         (g). Custody Agreement dated as of August 24, 1998 between Brown Brothers Harriman & Co. and Registrant, on behalf of all of its series.

         (h)(1). Administration Agreement dated as of August 27, 1998 between Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management Inc.) and Registrant, on behalf of all of its series.

        *(h)(2). Transfer Agency Agreement dated as of December 30, 1993 between Supervised Service Company, Inc. and Registrant, on behalf of Morgan Grenfell International Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell European Equity Growth Fund (formerly Morgan Grenfell European Equity Fund), Morgan Grenfell New Asia Fund (formerly Morgan Grenfell Pacific Basin Equity Fund), Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund and Morgan Grenfell Emerging Markets Fixed Income Fund (previously filed with the SEC on November 1, 1996 pursuant to Post-Effective Amendment No. 12 to Registrant's Registration Statement).

        *(h)(3). Transfer Agency Agreement dated as of December 28, 1994 between Supervised Service Company, Inc. and Registrant, on behalf of Morgan Grenfell Large Cap Growth Fund, Morgan Grenfell Smaller Companies Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Municipal Bond Fund and Morgan Grenfell Microcap Fund (previously filed with the SEC on November 1, 1996 pursuant to Post-Effective Amendment No. 12 to Registrant's Registration Statement).

         (h)(4). Accounting Agency Agreement dated as of September 8, 1998 between Brown Brothers Harriman & Co., Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management, Inc.) and Registrant on behalf of all of its series.

         (h)(5).    Delegation Agreement dated as of August 24, 1998 between
                    Brown

                    Brothers Harriman & Co. and Registrant on behalf of Morgan Grenfell International Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell New Asia Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Core Global Fixed Income Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund, Morgan Grenfell Emerging Markets Debt and Morgan Grenfell Emerging Local Currency Debt Fund.

         (i).       Not Applicable.

       **(j). Consent of Independent Accountants (to be filed by amendment on or about February 26, 1999).

         (k).       Not Applicable.

        *(l). Share Purchase Agreement dated as of December 29, 1993 between Registrant and SEI Financial Management Corporation (previously filed with the SEC on February 11, 1997 pursuant to Post-Effective Amendment No. 16 to Registrant's Registration Statement).

         (m).       Not Applicable.

       **(n).       Financial Data Schedule (to be filed by
                    amendment on or about February 26, 1999).

        *(o). Form of Amended Rule 18f-3 Plan (previously filed with the SEC on February 11, 1997 pursuant to Post-Effective Amendment No. 16 to Registrant's Registration Statement).

        ---------------------------
        *     Previously filed on the date indicated.
        **    To be filed by amendment.

Item 24.  Persons Controlled By or Under
          Common Control With Registrant
          ------------------------------

          The Registrant does not directly or indirectly control any person. On the effective date of this Registration Statement, 100% of the shares of the following series of the Registrant will be owned by the Distributor of the Registrant, SEI Investments Distribution Co., a Delaware corporation: Morgan Grenfell Global Equity Fund, Morgan Grenfell New Asia Fund and Morgan Grenfell Japanese Small Cap Equity Fund. SEI Investments Distribution Co. is a wholly-owned subsidiary of SEI Investments Company, a Pennsylvania corporation, and other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  INDEMNIFICATION

          Article III, Section 7 and Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust and Article VI of the Registrant's By-Laws provide for indemnification of the Registrant's trustees and officers under certain circumstances.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

          All of the information required by this item is set forth in the Form ADV, as amended, of Morgan Grenfell Investment Services Limited (File No. 801-12880) and in the Form ADV, as amended, of Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management, Inc.) (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

          (a)  Items 1 and 2 of Part II

          (b)  Section 6, Business Background, of each Schedule D.

Item 27.  PRINCIPAL UNDERWRITER

          (a) The Registrant's distributor is SEI Investments Distribution Co. ("SID"), which also acts as distributor for SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, The Advisors' Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Marquis Funds-Registered Trademark-, The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, TIP Funds, TIP Institutional Funds, SEI Institutional Investments Trust, First American Strategy

               Funds, Inc., High Mark Funds and Armada Funds pursuant to distribution agreements dated July 15, 1982, November 29, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August 30,
               1988, November 14, 1991, February 28, 1992, May 1, 1992, May 29,
               1992, October 30, 1992, November 1, 1992, November 1, 1992,
               January 28, 1993, June 1, 1993, July 16, 1993, April 1, 1997,
               August 17, 1993, December 27, 1994, January 27, 1995, March 1, 1995, August 18, 1995, November 1, 1995, January 11, 1996, March
               1, 1996, April 1, 1996, April 28, 1996, January 1, 1998, June 14,
               1996, October 1, 1996, February 15, 1997 and March 8, 1997,
               respectively.

          (b) The following table lists, for each director and officer of SID, the information indicated.

Name and                                                         Positions and
Principal Business       Position and Offices                    Offices with
Address*                 with Underwriter                        Registrant
------------------       --------------------                    -------------
Alfred P. West, Jr.      Director, Chairman and                  None
                         Chief Executive Officer
Henry H. Greer           Director, President and                 None
                         Chief Operating Officer
Carmen V. Romeo          Director, Executive Vice                None
                         President, President -
                         Investment Advisory Group
Gilbert L. Beebower      Executive Vice President                None
Richard B. Lieb          Executive Vice President,               None
                         President - Investment
                         Services Division
Leo J. Dolan, Jr.        Senior Vice President                   None
Carl A. Guarino          Senior Vice President                   None
David G. Lee             Senior Vice President                   None
A. Keith McDowell        Senior Vice President                   None
Dennis J. McGonigle      Executive Vice President                None
Hartland J. McKeown      Senior Vice President                   None
Kevin P. Robins          Senior Vice President,                  None
                         General Counsel and
                         Secretary
Patrick K. Walsh         Senior Vice President                   None


                                         C-6

Robert Crudup            Vice President and
                         Managing Director                       None
Barbara Doyne            Vice President                          None
Vic Galef                Vice President and                      None
                         Managing Director
Kim Kirk                 Vice President and                      None
                         Managing Director
John Krzeminski          Vice President and                      None
                         Managing Director
Carolyn McLaurin         Vice President and                      None
                         Managing Director
Barbara Moore            Senior Vice President                   None
Donald Pepin             Vice President and                      None
                         Managing Director
Mark Samuels             Vice President and                      None
                         Managing Director
Wayne M. Withrow         Vice President and                      None
                         Managing Director
Robert Aller             Vice President                          None
W. Kelso Morrill         Vice President                          None
Joanne Nelson            Vice President                          None
Gordon W. Carpenter      Vice President                          None
Todd Cipperman           Vice President and                      None
                         Assistant Secretary
Jeff Drennen             Vice President                          None
Kathy Heilig             Vice President and                      None
                         Treasurer
Larry Hutchison          Senior Vice President                   None
Michael Kantor           Vice President                          None
Mark Nagel               Vice President                          None
Robert Redican           Vice President                          None
Samuel King              Vice President                          None
Maria Rinehart           Vice President                          None
Sandra K. Orlow          Vice President and                      None
                         Assistant Secretary
Kim Rainey               Vice President                          None
Steve Smith              Vice President                          None
Daniel Spaventa          Vice President                          None
Kathryn L. Stanton       Vice President and                      None


                                         C-7

                         Assistant Secretary
James Dougherty          Director of Brokerage Services          None

___________________________

* The principal business address of each of the listed persons is SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

          (c)  Not applicable.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of Morgan Grenfell Inc., 885 Third Avenue, New York, New York 10022. All other books, records, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be in the physical possession of the Registrant's custodian: Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, except for certain transfer agency and records which are in the physical possession of DST Systems, Inc., 811 Main Street, Kansas City, Missouri 64105, the Registrant's transfer agent, and Morgan Grenfell Inc., the Trust's administrator.

Item 29.  MANAGEMENT SERVICES

          Not Applicable.

Item 30.  UNDERTAKING

          Not Applicable.





                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on December 28, 1998.

                         MORGAN GRENFELL INVESTMENT TRUST

                         By:/s/ James E. Minnick
                            --------------------
                            James E. Minnick
                            President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registrant's
Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                     Title                    Date
     ---------                     -----                    ----
/s/ James E. Minnick                                        )
--------------------------
James E. Minnick                   Chief Executive Officer  )December 28, 1998
                                  (Principal Executive      )
                                   Officer) and Trustee     )
                                                            )
                                                            )
/s/ Tracie E. Richter*                                      )
--------------------------
Tracie E. Richter                  Treasurer and Chief      )
                                   Financial Officer        )
                                  (Principal Financial and  )
                                   Accounting Officer)      )
                                                            )
Paul K. Freeman*                                            )
--------------------------
Paul K. Freeman                    Trustee                  )
                                                            )
                                                            )
Graham E. Jones*                                            )
--------------------------
Graham E. Jones     Trustee                                 )

     Signature                     Title                    Date
     ---------                     -----                    ----

William N. Searcy*                           )
--------------------------
William N. Searcy                  Trustee                  )
                                                            )
                                                            )
Patrick W. Disney*                                          )
--------------------------
Patrick W. Disney                  Trustee                  )
                                                            )
                                                            )
Hugh G. Lynch*                                              )
--------------------------


                                         C-9

Hugh G. Lynch                      Trustee                  )
                                                            )
                                                            )
Edward T. Tokar*                                            )
--------------------------
Edward T. Tokar                    Trustee                  )








____________


*By:/s/ James E. Minnick                      Dated:  December 28, 1998
    ---------------------------------
    James E. Minnick, Attorney-in-Fact,
    pursuant to powers of attorney

Exhibit
Number Document Title
---------------------


                                    EXHIBIT INDEX

Exhibit
Number Document Title
---------------------

        (d)(7). Form of Subadvisory Contract between Morgan Grenfell Investment Services Ltd., Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management, Inc.) and Registrant, on behalf of Morgan Grenfell Total Return Bond Fund.

        (g). Custody Agreement dated as of August 24, 1998 between Brown Brothers Harriman & Co. and Registrant, on behalf of all of its series.

        (h)(1). Administration Agreement dated as of August 27, 1998 between Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management Inc.) and Registrant, on behalf of all of its series.

        (h)(4). Accounting Agency Agreement dated as of September 8, 1998 between Brown Brothers Harriman & Co., Morgan Grenfell Inc. (formerly Morgan Grenfell Capital Management, Inc.) and Registrant on behalf of all of its series.

        (h)(5). Delegation Agreement dated as of August 24, 1998 between Brown Brothers Harriman & Co. and Registrant on behalf of Morgan Grenfell International Equity Fund, Morgan Grenfell Global Equity Fund, Morgan Grenfell European Equity Growth Fund, Morgan Grenfell New Asia Fund, Morgan Grenfell International Small Cap Equity Fund, Morgan Grenfell Japanese Small Cap Equity Fund, Morgan Grenfell European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Morgan Grenfell Core Global Fixed Income Fund, Morgan Grenfell Global Fixed Income Fund, Morgan Grenfell International Fixed Income Fund, Morgan Grenfell EmergingMarkets Debt and Morgan Grenfell Emerging Local Currency Debt Fund.


                                         C-11